Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Linktone LTD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	408,018,820
Amendment Flag	false
Entity Central Index Key	0001270532
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 35,041,672	$ 40,921,818
Restricted cash		603,088
Short-term investments	90,318,579	56,584,958
Accounts receivable, net	14,287,247	17,048,783
Tax refund receivable	906,197	1,177,761
Inventories	1,848,552	1,881,749
Due from related parties	1,756,401	2,375,450
Deferred tax assets	732,987	486,176
Deposits and other current assets	6,065,370	5,702,726
Total current assets	150,957,005	126,782,509
Property and equipment, net	11,760,831	11,195,432
Non-current assets held for sale		814,878
Intangible assets, net	8,114,889	9,525,908
Goodwill	29,571,982	40,483,355
Deferred tax assets	729,386	369,706
Other long-term assets	3,280,479	1,024,442
Total assets	204,414,572	190,196,230
Current liabilities:
Account payable, accrued liabilities and other payables	16,405,947	14,980,545
Due to related parties	456,765	16,198
Short-term loans	6,122,924	4,781,181
Taxes payable	1,879,355	4,088,188
Deferred revenue	421,723	387,149
Deferred tax liabilities	516,977	126,034
Total current liabilities	25,803,691	24,379,295
Deferred tax liabilities	2,182,299	2,761,348
Long-term loan		511,878
Other long-term liabilities	1,258,030	67,688
Total liabilities (Including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $ 7,949,681 and $ 7,859,498 as of 31 December 2011 and 2012, respectively. Note 1)	29,244,020	27,720,209
Shareholders’ equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 421,435,030 shares issued and 410,422,650 outstanding as of December 31, 2011 and 421,435,030 shares issued and 408,018,820 outstanding as of December 31, 2012)	42,144	42,144
Additional paid-in capital	137,902,242	137,745,875
Treasury stock	(1,905,608)	(1,425,204)
Statutory reserves	2,499,512	2,466,165
Accumulated other comprehensive income:
Unrealized gain on investment in marketable securities		4,453,157
Cumulative translation adjustments	11,407,104	10,973,973
Retained earnings / (Accumulated losses)	5,407,903	(14,425,929)
Total shareholders’ equity	155,353,297	139,830,181
Non-controlling interest	19,817,255	22,645,840
Total shareholders’ equity	175,170,552	162,476,021
Total liabilities and shareholders’ equity	$ 204,414,572	$ 190,196,230

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized	500,000,000
Ordinary shares, shares issued	421,435,030
Ordinary shares, shares outstanding	408,018,820

Consolidated Statements of Operations and Comprehensive Income/(Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross revenue	$ 46,150,876	$ 60,677,173	$ 71,708,025
Sales tax	(808,257)	(1,591,748)	(2,087,121)
Net revenue	45,342,619	59,085,425	69,620,904
Cost of revenue	(29,101,245)	(36,202,433)	(47,137,394)
Gross profit	16,241,374	22,882,992	22,483,510
Product development	(3,204,485)	(3,230,445)	(2,811,783)
Selling and marketing	(7,191,373)	(8,566,257)	(8,377,743)
General and administrative	(14,330,485)	(12,638,207)	(12,325,334)
Reversal of contingent consideration payable		1,618,816
Provision for impairment	(9,928,373)		(1,102,265)
Gain on recovery of bad debt		110,425
Total operating expenses	(34,654,716)	(22,705,668)	(24,617,125)
Other operating income	35,045,012	5,277,173
Operating (loss)/income	16,631,670	5,454,497	(2,133,615)
Gain/( loss) on foreign exchange - net	(1,182,508)	(153,454)	(48,006)
Other income/(loss), net of other expenses	542,845	(111,480)	749,890
Income from continuing operations before income tax	17,274,343	7,587,628	846,862
Income tax expense	1,260,608	(1,299,981)	(1,439,261)
(Loss)/income from continuing operations	18,534,951	6,287,647	(592,399)
Income from discontinued operations			315,256
Net income/(loss)	18,534,951	6,287,647	(277,143)
Net (income)/ loss attributable to non-controlling interest	1,630,853	(1,024,205)	(301,582)
Net income/(loss) attributable to ordinary shareholders of the Company	20,165,804	5,263,442	(578,725)
Basic earnings/(loss) per ordinary share:
Continuing operations (in Dollars per share)	$ 0.05	$ 0.01	$ 0
Discontinued operations (in Dollars per share)		$ 0	$ 0
Net income/(loss) (in Dollars per share)	$ 0.05	$ 0.01	$ 0
Diluted earnings/(loss) per ordinary share:
Continuing operations (in Dollars per share)	$ 0.05	$ 0.01	$ 0
Discontinued operations (in Dollars per share)		$ 0	$ 0
Net income/(loss) (in Dollars per share)	$ 0.05	$ 0.01	$ 0
Weighted-average number of ordinary shares:
Basic (in Shares)	409,190,082	420,041,022	420,980,146
Diluted (in Shares)	409,813,841	420,088,521	420,980,146
Other comprehensive income:
Foreign currency translation adjustment	533,743	1,665,586	2,298,216
Unrealized gain on investment in marketable securities	(4,453,157)	2,076,434	1,939,473
Comprehensive income, net of tax	14,615,537	10,029,667	3,960,546
Comprehensive income attributable to non-controlling interest, net of tax	1,530,241	(950,532)	(510,147)
Comprehensive income attributable to ordinary shareholders of the Company, net of tax	16,145,778	9,079,135	3,450,399
Non-Related Parties [Member]
Gross revenue	44,112,572	55,742,117	69,878,417
Interest income, net of financial expenses	1,282,336	2,398,065	2,192,999
Related Parties [Member]
Gross revenue	2,038,304	4,935,056	1,829,608
Interest income, net of financial expenses			$ 85,594

Consolidated Statements of Changes in Shareholders' Equity (USD $)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings, Appropriated [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Translation Adjustment [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 42,075		$ 137,838,890	$ 2,466,165	$ 437,250	$ 7,217,287	$ (19,110,646)		$ 128,891,021
Balance (in Shares) at Dec. 31, 2009	420,756,430
Issuance of ordinary shares from exercise of stock options	38		36,772						36,810
Issuance of ordinary shares from exercise of stock options (in Shares)	373,700
Stock-based compensation			204,949						204,949
Acquisition of subsidiaries								20,614,282	20,614,282
Capital contributed to subsidiaries (Note 6)			(498,655)					498,655
Other comprehensive income:
Translation adjustment						2,089,651		208,565	2,298,216
Unrealized gain on investment in marketable securities					1,939,473				1,939,473
Net income (loss)							(578,725)	301,582	(277,143)
Balance at Dec. 31, 2010	42,113		137,581,956	2,466,165	2,376,723	9,306,938	(19,689,371)	21,623,084	153,707,608
Balance (in Shares) at Dec. 31, 2010	421,130,130
Issuance of ordinary shares from exercise of stock options	31		30,002						30,033
Issuance of ordinary shares from exercise of stock options (in Shares)	304,900
Share repurchase		(1,425,204)							(1,425,204)
Share repurchase (in Shares)	(11,012,380)
Stock-based compensation			133,917						133,917
Other comprehensive income:
Translation adjustment						1,667,035		(1,449)	1,665,586
Unrealized gain on investment in marketable securities					2,076,434				2,076,434
Net income (loss)							5,263,442	1,024,205	6,287,647
Balance at Dec. 31, 2011	42,144	(1,425,204)	137,745,875	2,466,165	4,453,157	10,973,973	(14,425,929)	22,645,840	162,476,021
Balance (in Shares) at Dec. 31, 2011	410,422,650								408,018,820
Share repurchase		(480,404)							(480,404)
Share repurchase (in Shares)	(2,403,830)
Stock-based compensation			156,367						156,367
Deemed distribution to the controlling shareholder							(298,625)		(298,625)
Goodwill impairment attributable to Non-controlling interest								(983,000)	(983,000)
Other comprehensive income:
Translation adjustment						433,131		100,612	533,743
Unrealized gain on investment in marketable securities					(4,453,157)				(4,453,157)
Transfer from Accumulated losses to statutory reserve				33,347			(33,347)		33,347
Dividend payable to non-controlling interest of a VIE								(315,344)	(315,344)
Net income (loss)							20,165,804	(1,630,853)	18,534,951
Balance at Dec. 31, 2012	$ 42,144	$ (1,905,608)	$ 137,902,242	$ 2,499,512		$ 11,407,104	$ 5,407,903	$ 19,817,255	$ 175,170,552
Balance (in Shares) at Dec. 31, 2012	408,018,820

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities
Net income/(loss)	$ 18,534,951	$ 6,287,647	$ (277,143)
Less: Income from discontinued operations			(315,256)
Income/(loss) from continuing operations	18,534,951	6,287,647	(592,399)
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by continuing operating activities:
Stock-based compensation expense	156,367	133,917	204,949
Loss/(gain) on disposal of property and equipment	(575,958)	27,695	12,828
Provision for impairment	9,928,373		1,102,265
Depreciation	762,466	815,532	721,451
Amortization of intangible assets	1,956,804	2,152,750	1,550,691
Provision for doubtful debts	186,558	605,978	118,594
Deferred income tax expense/(benefit)	(794,598)	536,640	(365,966)
Foreign exchange (gain)/loss	1,182,509	153,454	(706,033)
Unrealized gain on quoted securities	(6,683,798)
Reversal of contingent consideration payable		(1,618,816)
Changes in assets and liabilities, net of effect of acquisitions:
(Increase)/decrease in accounts receivable	1,145,339	(1,084,576)	2,265,145
Increase in tax refund receivable	273,374	1,680,469	(727,482)
(Increase)/decrease in deposits and other assets	(329,399)	161,639	1,598,515
(Increase)/decrease in inventories	116,849	411,828	(217,868)
Increase in short term investments	(31,502,981)	(20,288,053)	(12,533,992)
(Increase)/decrease in restricted cash	603,088		(573,784)
(Increase)/decrease in other assets	(1,605,888)	1,354,024	(742,423)
Increase/(decrease) in taxes payable	(2,458,645)	258,553	481,766
Increase/(decrease) in long-term liabilities	886,213	(871,911)	735,718
Increase/(decrease) in accounts payable, accrued liabilities and other payables	2,920,981	(2,581,377)	(3,628,404)
Net cash used in operating activities	(5,297,395)	(11,864,607)	(11,296,430)
Cash flow from investing activities:
Proceeds from disposal of property and equipment	1,354,794	73,101	1,997,317
Purchase of property and equipment	(742,918)	(417,909)	(1,013,333)
Cash paid for business acquisitions, net of cash acquired (Note 6)		(6,738,127)	(13,759,012)
Net cash (used in)/provided by investing activities	611,876	(7,082,935)	(12,775,028)
Cash flow from financing activities:
Share repurchase	(480,404)	(1,425,204)
Cash received from bank borrowings	2,006,382	2,381,454	3,188,283
Cash received from related party loan	518,500
Loan to associates			(1,250,000)
Loans repayment from related party			10,087,400
Proceeds from the exercise of stock options		30,033	38
Loan repayment to related parties			(9,214,669)
Repayment of bank loan	(1,983,791)	(1,128,444)
Net cash (used in)/provided by financing activities	60,687	(142,161)	2,811,052
Effect of exchange rate change on cash and cash equivalents	(1,255,314)	1,136,122	658,652
Net decrease in cash and cash equivalents	(5,880,146)	(17,953,581)	(20,601,754)
Cash and cash equivalents, beginning of year	40,921,818	58,875,399	79,477,153
Cash and cash equivalents, end of year	35,041,672	40,921,818	58,875,399
Supplemental disclosures of cash flow information
Business and other taxes on revenues	(1,110,121)	(1,956,302)	(3,717,443)
Value-added tax refund	789,663	2,974,741	1,642,170
Income tax paid	(911,352)	(926,811)	(426,256)
Interest (paid)/ received	544,973	(237,629)	(41,365)
Supplemental disclosures of non-cash activities
Conversion of MCB to the interests in PT Linktone (Note 6 (c))			13,168,568
Business acquisitions included in the other payables (Note 6)			$ 8,123,835

Note 1 - Organization and Nature of Operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1 Organization and Nature of Operations

Linktone Ltd. (“Linktone,” or the “Company”), a Cayman Islands corporation, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) conducts a variety of businesses, including (i) telecom value-added services  (“VAS”) in People’s Republic of China (“PRC”) and Indonesia; (ii) online PC and mobile game services to consumers and enterprises in the PRC; and (iii) media content and audio distribution and related services in Singapore, Malaysia and Hong Kong, (iv) operates an online news and entertainment portal in Indonesia and (v) trading in securities with quoted prices. As of December 31, 2012, Linktone is 60.0% owned by PT. Global Mediacom Tbk, an Indonesian corporation (“GMC”).

The accompanying consolidated financial statements include the results of operations of the Company, the following subsidiaries and the following VIEs, for which the Company is the primary beneficiary:

Name of Subsidiary	Name in Short Form	Note	Principal Business	Group Equity Interest	Country of Incorporation
Brilliant Concept Investments Ltd	Brilliant		Intermediary holding company	100% by Linktone	British Virgin
Islands
Noveltech Enterprises Limited	Noveltech		Intermediary holding company	100% by Linktone	Hong Kong
Linktone Media Limited	Linktone Media		Intermediary holding company	100% by Linktone	Hong Kong
Ojava Overseas Ltd	Ojava Overseas		Intermediary holding company;	100% by Linktone	British Virgin
			Dormant		Islands
Linktone International Limited	Linktone		Intermediary holding company	100% by Linktone	United Arab
	International				Emirates
Wang You Digital Technology Co., Ltd.	Wang You	(1)	Provides PC games	100% by Brilliant	PRC
Concept Investments
Ltd
Shanghai Linktone Consulting Co., Ltd.	Linktone Consulting	(1)	Provides internet and VAS	100% by Noveltech	PRC
			consulting services	Enterprise Limited
Shanghai Huitong Information Co., Ltd.	Huitong	(1)	Software development	100% by Noveltech Enterprise Limited	PRC
Shanghai Linktone Internet Technology Co.,	Linktone Internet		Software development	100% by Noveltech	PRC
Ltd.				Enterprise Limited
Shanghai Xintong Information Technology	Xintong		Software development; Dormant	100% by Noveltech	PRC
Co., Ltd.				Enterprise Limited
Shanghai Linktone Software Co., Ltd.	Linktone Software		Software development	100% by Linktone	PRC
Beijing Ruida Internet Technology Co., Ltd.	Ruida		Software development; Dormant	100% by Ojava	PRC
Overseas Ltd
InnoForm Media Pte Ltd	InnoForm Media		Publisher, licensee, importer,	75% by Linktone	Singapore
			exporter and distribution of	International Limited;
			entertainment programs	Acquired in
March 2010
InnoForm Media (HK) Limited	InnoForm HK		Publisher, licensee, importer,	100% by InnoForm	Hong Kong
			exporter and distribution of	Media Pte Ltd
compact discs and DVDs of all
kinds
InnoForm Media (Taiwan) Co. Limited	InnoForm Taiwan		Importer, exporter and	100% by InnoForm	Taiwan
			distribution of compact discs,	Media Pte Ltd
tapes and records
InnoForm Media (M) Sdn Bhd	InnoForm Malaysia		Production and distribution of	100% by InnoForm	Malaysia
			tapes, DVD and compact discs	Media Pte Ltd
InnoForm Entertainment Pte Ltd	InnoForm		Exclusive collective licensing	100% by InnoForm	Singapore
	Entertainment		agent for music label companies	Media Pte Ltd
for karaoke music and songs
InnoForm Digital Media Pte Ltd	InnoForm Digitial		Supplying and leasing of	100% by InnoForm	Singapore
			karaoke-on-demand hardware	Media Pte Ltd
and software

(1)         Wholly foreign owned entity (“WFOE”) of the Company.

Name of Subsidiary	Name in Short Form	Note	Principal Business	Group Equity Interest	Country of Incorporation
Alliance Entertainment Singapore Pte Ltd	Alliance		Motion picture, video distribution and services related to motion picture, video production and distribution	100% by InnoForm Media Pte Ltd	Singapore
GLD Investments Pte Ltd	GLD		Provides information technology and publishing services	98.7% by InnoForm Media Pte Ltd Singapore	Singapore
PT Linktone Indonesia	PT Linktone		Provides telecom VAS and operates online news and entertainment portal	51% by Linktone International Acquired in June 2010	Indonesia
Innoform International Limited	Innoform Intl		Distribution of media content	100% owned by Innoform Media	Cayman Islands

Name of Variable Interest Entity (“VIE”)	Name in Short Form	Note	Principal Business	Group Equity Interest	Loan to Nominee Shareholders $’000	Country of Incorporation
Shanghai Weilan Computer Co., Ltd.	Weilan	(i)	Provides telecom VAS	Baoxin Yao	338.1 and 285.8,
					respectively	PRC
and Wenlei Wang
Shanghai Unilink Computer Co., Ltd.	Unilink	(i)	Provides telecom VAS	Lin Lin and Wenju Hu	604.1 each	PRC
Shenzhen Yuan Hang Technology Co., Ltd.	Yuan Hang	(i)	Provides PC games	Yuming Cai and Feng	290.4 each	PRC
Gao
Beijing Cosmos Digital Technology Co., Ltd.	Cosmos	(i)	Provides telecom VAS	Hongjie Qi and Miao	2,073.8 each	PRC
Yan
Hainan Zhong Tong Computer Network Co., Ltd.	Zhong Tong	(i)	Provides telecom VAS	Yi Juang and Teng	826.9 each	PRC
Zhao
Beijing Lian Fei Wireless Communications Technology	Lian Fei	(i)	Provides telecom VAS	Hongyan Lu and Yuxia	939.5 and	PRC
Co., Ltd.				Wang	1,083.3,
respectively
Shanghai Qimingxing E-commerce Co., Ltd.	Qimingxing	(i)	Provides telecom VAS	Xing Xu and Peien Zhu	933.9 each	PRC
Beijing Ojava Wireless Information Technology Co., Ltd.	Beijing	(i)	Provides telecom VAS	Yugang Wang and	501.7 each	PRC
	Ojava			Peiyu Su
Shanghai Ling Yu Cultural and Communication Ltd.	Ling Yu		Provides advertising	50% by Shanghai	Nil each	PRC
			services; Dormant	Unilink Computer Co.,
Ltd. and 50% by
Shanghai Qimingxing
E-commerce Co., Ltd.
Zhong Qing Wei Lian Cultural Communication Co., Ltd.	Wei Lian		Provides telecom VAS;	60% by Shanghai	Nil each	PRC
			Dormant	Weilan Computer Co.,
Ltd. and 40% by
Beijing Lian Fei
Wireless
Communications
Technology Co., Ltd.
Beijing Lian Yu Interactive Technology Development Co.,	Lian Yu	(i)	Provides telecom VAS;	Zhi Wang and Xiaoke	90.3 and 133.0,	PRC
Ltd.			Dormant	Zha	respectively
Shanghai Lang Yi Advertising Co., Ltd.	Lang Yi	(i)	Provides advertising	Fei Tong and Jing	Nil each	PRC
			services; Dormant	Chen
Beijing Xian Feng Li Liang Media Co., Ltd.	Xian Feng	(i)	Distributes electronic	Ai Hua Zhang and Juan	346.2 and 332.7,	PRC
			publications	Yang	respectively
Letang Game Limited	Letang		Develops mobile games	50.01% by Shanghai		PRC
Weilan Computer Co., Ltd.; Acquired in
January 2010
Nanjing Xuanyou Cartoon Co., Ltd	Xuanyou		Develops mobile games	100% by Letang	Nil	PRC

PT Cakrawala Alam Semesta	Cakrawala	(i)	Investment holding	100% by Indonesian	Nil each	Indonesia
			company	individuals
affiliated with
Linktone
PT Innoform	PT Innoform	(i)	Distribution of	100% by Indonesian	65 each	Indonesia
			motion pictures	individuals
			and related services	affiliated with
Linktone

(i)       Controlled through contractual agreements and is 50% owned by each of two of the Group’s and its related companies’ employees / former employees.

In April 2008, PT Media Nusantara Citra Tbk (“MNC”),  through its wholly  owned subsidiary incorporated in the Cayman Islands, MNC International  Limited (“MIL”),  acquired  approximately  6 million  American  Depositary  Shares (“ADSs”)  in  a  tender offer  process  and  subscribed  for approximately 180 million newly issued ordinary shares of Linktone for total consideration of $68.4 million. After giving effect to the subscription, the acquisition of ADSs and ordinary shares in the tender offer, MNC held approximately 57.1% of Linktone’s total outstanding ordinary shares and became the majority shareholder of Linktone.

In May 2010, MNC, through MIL, acquired an additional 0.5 million ADSs from a third party through a privately negotiated transaction. After this acquisition, MNC held approximately 58.2% of Linktone’s total outstanding ordinary shares.

Between August 2011 and February 2012, the Company repurchased 12,191,210 shares in the open market purchases. As a result, MNC’s shareholding as at December 31, 2011 increased to 59.7% and to 59.9% as at February 29, 2012.

In July 2012, MNC sold its entire shareholding of 59.9% in the Company to GMC for total consideration of $74 million.

Between November 2012 and March 2013, the Company repurchased 4,776,040 shares in the open market.  As a result, GMC’s shareholding increased from 60.0% as of December 31, 2012 to 60.6% as of March 31, 2013.

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide value-added telecommunications services, which include telecom value-added services and internet content services, the Company conducts substantially all of its PRC operations via its VIEs located in the PRC.

In addition, to comply with Indonesian laws and regulations that prohibit foreign investment in time deposits with Indonesian banks and foreign ownership in companies that conduct media activities in Indonesia, the Company holds its short-term investments via Cakrawala and distributes media content via PT Innoform, its VIEs located in Indonesia.

These VIEs are wholly owned by individuals authorized by the Company, all of whom are either employees or former employees of the Group and its related companies. The capital is funded by the Company through interest-free loans extended to the authorized individuals. The loans for capital injection are eliminated with the capital of the VIEs on consolidation.

Upon the formation of these VIEs, the Company, through its WFOEs entered into various agreements with its VIEs, through which the Company holds all the variable interests of the VIEs. The principal terms of these agreements with the VIEs are described below.

China

Upon the formation of these VIEs, the Company, or through its WFOEs entered into various agreements with its VIEs and shareholders of the VIEs, through which the Company holds all the variable interests of the VIEs. WFOEs were considered the primary beneficiaries of the VIEs. Subsequently, certain agreements were amended during 2012, whereby the Company agreed to provide unlimited financial support to its VIEs for its operations and agreed to forego the right to seek repayment in the event the VIEs are unable to repay such funding, and the shareholders also reassigned the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs to the Company, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the shareholders by the company law and the Company’s Article of Association. Accordingly, as a result of the power to direct the activities of the VIEs pursuant to the power of attorney agreement and the obligation to absorb the expected losses of VIEs through the unlimited financial support, the Company is considered the primary beneficiary of the VIEs in China and WFOEs ceased to be the primary beneficiaries.

Powers of Attorney
Each of the shareholders of the VIEs have irrevocably appointed the Company's Chief Executive Officer as attorney-in-fact, to vote on their behalf on all matters on which they are entitled to vote with respect to the VIEs as the case may be, including matters relating to the transfer of any or all of their respective equity interests in the VIEs and the appointment of the directors and general manager of the VIEs. The term of each of the powers of attorney is 10 years after which the agreement can be renewed at the Company’s sole discretion.

Operating Agreements

The Company agrees to guarantee the VIE’s performance under any agreements or arrangements with any third party.  In addition, the VIEs and their shareholders have each agreed that they will not enter into any transaction, or fail to take any action, that would substantially affect their assets, rights and obligations, or business without the Company’s prior written consent. They will also appoint individuals designated by the Company as the directors, officers and other senior management personnel of the VIEs. The VIEs may not terminate the operating agreements during the term of the agreements, which is 10 years, after which the agreement can be renewed at the Company’s sole discretion.

Exclusive Consulting Services Agreements

The Company provides most of the VIEs with exclusive consulting services related to legal, finance, human resources and office administration. The term of each services agreement is 10 years and renewable by us at our sole discretion for a term of our choosing.  The service fees payable to the Company are subject to the Company’s adjustment, at its sole discretion, from time to time based on the actual operating results of the VIEs.

Trademark, Domain Name and Software License Agreements

In 2007, the Company granted Weilan and Unilink a license to use the domain name (www.linktone.com) and the Company’s registered trademarks. Linktone Consulting has also granted Weilan and Unilink  licenses to use certain of its  domain names. In addition, Huitong and Linktone Internet have granted Weilan, Unilink, Lian Fei, Zhong Tong, Qimingxing and Xian Feng multiple licenses to use various software programs relating to the Company’s various platforms, databases and games. The VIEs cannot assign or transfer  their  rights under  the licenses to  any  third  party,  and  cannot use  the  licensed  trademarks  in  television,  newspapers, magazines, the internet or other public media without the Company’s prior written consent.

Domain Name Transfer Arrangements

The Company transferred to Weilan its ownership rights in the domain name (www.linktone.com) in December 2006.

Contracts Relating to the Exclusive Purchase Right of Equity Interest

The Company or the Company’s designee has an exclusive option to purchase from each shareholder of the VIEs all or part of his or her equity interest in the VIEs at the cost of the initial contributions to the registered capital, to the extent permitted by Chinese law. The consideration for the purchased equity interest will be used to repay the loan obligation under the Loan Agreements, and therefore no payment is required to be made by the Company to the shareholders as a result of exercising the option. Any and all dividends and other capital distributions from VIEs to their shareholders should be paid, in full amount, to the Company or the Company’s designee. The term of these agreements is 10 years and renewable by the Company at its sole discretion.

Loan Agreements

The Company has granted interest-free loans to the shareholders of the VIEs for the purpose of providing funds necessary for the capital injection and acquisition of the VIEs. The term of these loans in each case is 10 years. The shareholders of the VIEs can only repay the loans by transferring to the Company or the Company’s designees all of their equity interest in the respective VIE. The interest-free loans to the shareholders of the VIEs as of December 31, 2011 and 2012 were $18.1 million in aggregate.

Equity Interests Pledge Agreements

The VIEs have granted the Company a security interest over all of their assets.  The  shareholders  of  the  Company’s  VIEs  have  pledged  their  respective  equity  interests  in  these  entities  to  guarantee  the performance and the payment of the service fees by these entities under the Exclusive Consulting Services Agreements described above. If the VIEs or shareholders of the VIEs breach any of their obligations under the Equity Interests Pledge Agreements, the Company will be entitled to certain rights, including the right to sell the pledged equity interests. The Equity Interests Pledge Agreements will remain effective as long as the Exclusive Consulting Services Agreements are effective.

Indonesia

PT Cakrawala Alam Semesta, or Cakrawala, and PT Innoform are Indonesian companies which the Group control through contractual arrangements and treated as VIE for accounting purposes. Each company has two shareholders who are employees of GMC Group.

Cakrawala Loan Agreement. In June 2010, Cakrawala and the Company executed a placement loan agreement pursuant to which the Company loaned the aggregate principal amount of $35.0 million. Amounts outstanding under this loan facility are due and payable in full on demand at any time by the Company, and the Company has the sole right to call for payment or terminate the agreement. Cakrawala agrees that the rate of interest payable to our company is an amount equivalent to the interest paid by the banks in which proceeds from the loan described above are deposited. Cakrawala also may not assign or transfer all or any of its rights or obligations under the placement loan agreement. In 2010 Cakrawala partially repaid the loans. As at December 31, 2012, the outstanding loan balance was US$13.9 million.

PT Innoform Loan Agreements. In March 2012, each of the two shareholders of PT Innoform entered into a cooperation and loan facility agreement with Linktone International, a wholly-owned subsidiary of the Group, pursuant to which Linktone International loaned the aggregate principal amount of IDR1,250.0 million ($0.1 million) to these shareholders.  Amounts outstanding under these loan facilities are due and payable in full on demand through transfers of shares at any time by Linktone International, and Linktone International has the sole right to call for payment or to terminate the facility agreements.  No interest is payable on the loan facilities.  As at December 31, 2012, the outstanding loan balance was $0.1 million.  Linktone International will provide financial support as and when required.

In addition, in April 2012, PT Innoform entered into a working capital loan agreement with Noveltech, the Group’s wholly-owned subsidiary, pursuant to which Noveltech loaned the aggregated principal amount of IDR250.0 million ($0.03 million) to PT Innoform for use as working capital. Amounts outstanding under this loan facility are due and payable in full on demand at any time by Noveltech, and Noveltech has the sole right to call for payment or to terminate the facility agreement.  Noveltech agrees that the rate of interest payable by PT Innoform is an amount equivalent to the interest paid by the banks in which proceeds from the loan described above are deposited.  As at December 31, 2012, the outstanding loan balance was $0.03 million.

In addition to irrevocable powers of attorney under which the shareholders of Cakrawala and PT Innoform granted a power of attorney to Noveltech to exercise all of their shareholder rights with respect to Cakrawala and PT Innoform, including convening and voting at shareholder meetings, our contractual arrangements with respect to Cakrawala and PT Innoform include the following:

•
Share pledge agreements, under which the shareholders of Cakrawala and PT Innoform pledge their shares in each company as security for the loans from the Company to Cakrawala and from Linktone International to the shareholders of PT Innoform, respectively;

•
Irrevocable powers of attorney to sell, under which the shareholders of Cakrawala and PT Innoform grant a power of attorney to our company and to Linktone International, respectively, to cause the sale of their shares in Cakrawala and PT Innoform to any third party designated by the Company or by Linktone International at any time, at such price and upon such terms and conditions as the Company or Linktone International shall approve;

•
Pledge of operating account, under which Cakrawala pledges to the Company all of its rights, title and interest in and to the deposit balances in all current and future bank accounts of Cakrawala to secure the repayment of the loan to Cakrawala;

•
Irrevocable power of attorney to manage operating account, under which Cakrawala grants to the Company a power of attorney to exercise all rights for and on behalf of Cakrawala over its banks accounts, including depositing money into or withdrawing money from such accounts, while our loan to Cakrawala remains outstanding;

•
Assignment of rights to dividends agreements, under which the shareholders of Cakrawala and PT Innoform assign to the Company and to Linktone International, respectively, all of their rights to any dividends paid by Cakrawala and PT Innoform;

•	Technical assistance agreement, under which Noveltech agrees to provide PT Innoform with technical assistance for its operational activities in return for a monthly technical assistance fee; and

The Company’s relationships with Cakrawala and PT Innoform are structured as loan agreements due to Indonesian law’s prohibition on companies or individuals from entering into a nominee arrangement with another individual or entity.  Despite the lack of a nominee arrangement, the Company believes that these contractual arrangements meet the criteria for consolidation under ASC 810-10 as the Company is the primary beneficiary of Cakrawala and PT Innform, because it has power to direct the activities of Cakrawala and PT Innform that most significantly impact these entities’ economic performance and to receive substantially all of the economic benefits of Cakrawala and PT Innoform.  The Company also believes that it will absorb all of Cakrawala’s and PT Innoform’s expected losses and receive a majority of these entities’ expected residual returns through the arrangements and agreements that are in place.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company, through its direct ownership  of the WFOEs and its subsidiaries, and the VIEs through  the aforementioned agreements, whereby the equity holders of the  VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Company, which gives the Company the power  to direct the activities that most significantly impact the VIEs’  economic performance. In addition,  through the other aforementioned  agreements,  the  Company  demonstrates  its  ability  and  intention  to  continue  to  exercise  the  ability  to  absorb substantially all of the profits and all of the expected losses of the VIEs. Based on these contractual  arrangements, the Company consolidates these VIEs as required by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) subtopic 810-10, “Consolidation: Overall,” because the Company holds all of the variable interests of these VIEs and is the primary beneficiary of the VIEs.

The ownership structure of the Company and the contractual arrangements with the VIEs in PRC and Indonesia are in compliance with applicable laws and are legally valid, binding, and enforceable. However, uncertainties in the PRC and Indonesian legal systems could limit the Company’s ability, through its direct ownership of the WFOEs, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the above aforementioned agreements.

In addition, if the current structure or if any of the contractual arrangements were found to be in violation of any existing or future PRC or Indonesian laws, as applicable, the Group may be subject to penalties, which may include, but not limited to, the cancellation or revocation of the Group’s business and operating licenses, or discontinuance of the Group’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

As of December 31, 2011 and 2012, the carrying amount of the aggregate total assets and total liabilities of the VIEs is as follows (in millions of U.S. dollars):

	2011	2012
	$	$
PRC
Total assets	48.1	52.3
Total liabilities	7.9	7.9

Indonesia
Total assets	16.5	16.5
Total liabilities	0.3	0.1

Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary.

Note 2 - Basis of presentation	12 Months Ended
Dec. 31, 2012
Basis of Accounting [Text Block]
2 Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs for which the Company, through its direct ownership of the WFOEs, is the primary beneficiary. All significant transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation. All subsidiaries are majority owned by the Company. As of December 31, 2012, the Company does not hold any investments accounted for under the cost or equity method.

Foreign currency

The accompanying consolidated financial statements are presented in U.S. dollars (“US$”). The functional currency of the Company is US$ while those of the Company’s significant operating subsidiaries and consolidated VIEs in the PRC, Hongkong, Malaysia, Singapore and Indonesia are the Renminbi (“RMB”), Hongkong dollar (HK$), Malaysia Ringgit (MYR), Singapore dollar (“SGD”) and Indonesian rupiah (“IDR”), respectively, as determined based on the criteria of ASC topic 830, “Foreign Currency Matters.” Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income.

All assets and liabilities of our subsidiaries and consolidated VIEs are translated into US$ at the exchange rates in effect at the balance sheet dates and revenues and expenses are translated into US$ at the average exchange rates in effect during the reporting periods. The exchange differences resulting from translating these entities’ financial statements into US$ are included in accumulated other comprehensive income, which is a separate component of shareholders’ equity on the consolidated balance sheets.

Note 3 - Use of estimates	12 Months Ended
Dec. 31, 2012
Use Of Estimates [Text Block]
3 Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates reflected in the consolidated financial statements include, but are not limited to, revenue recognition, purchase price allocation of its acquisitions, estimated useful lives of long-lived assets, future cash flows associated with impairment testing of goodwill and other long-lived assets, allowance for doubtful accounts, valuation allowance on deferred tax assets, fair value of fixed rate investments, amortization of minimum guarantees, provision for sales returns, provision for obsolete stock and fair value of share options. Changes in facts and circumstances may result in revised estimates. Actual results could differ from these estimates.

Note 4 - Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
4 Summary of significant accounting policies

(a) Cash equivalents and restricted cash

The Group considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are composed primarily of time deposits and investments in money market accounts that are stated at cost, plus accrued interest, which approximates fair value.

Cash that is legally restricted for withdrawal or use is recorded as restricted cash.

(b) Short-term investments

Short-term investments comprise time deposits with original maturity terms of more than three months but due within one year and marketable equity securities. In 2011, the marketable securities were classified as available-for-sale and carried at estimated fair value with unrealized gains or losses recorded as a component of accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are recognized in the statement of operations during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other than temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment and consideration of various factors including the severity and duration of the impairment, anticipated recovery, financial condition and near-term prospects of the investee, and our ability and intent to hold that security until the anticipated recovery in value occurs. Subsequent increases and decreases in the fair value of available-for-sale investments are included in comprehensive income except for another-than-temporary impairment, which is recognized in the statement of operations.  In 2012, due to an increase in trading activities of the Company, and as we deemed trading in quoted securities as one of our principal activities, the marketable securities purchased in 2012 were classified as held-for-trading and reported initially at fair value on the balance sheet. At each reporting date, these investments are remeasured and reported at fair value. Any unrealized gains or losses arising from changes in fair value are reported in income statement.  Realized gains or losses are recognized in the statement of operations during the period in which the gain or loss is realized.

The Company invests in marketable equity securities with the intent to make such funds readily available for operating or acquisition purposes and, accordingly, classifies them as short-term investments. Management determines the appropriate classification of its short-term investments and re-evaluates such determination at each balance sheet date.

The carrying values of time deposits approximate fair value because of their short maturities. The Company determines the fair value of marketable equity securities using quoted market prices. During the financial year, management evaluated and determined short term investments as being held-for-trading.

(c) Accounts receivable

Accounts receivable is recorded at net realizable value, which includes an allowance for estimated uncollectible accounts to reflect any loss anticipated on the accounts receivable balances and charged to the provision for doubtful accounts.  An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is not likely to be recoverable. An account receivable is written off after all collection efforts have ceased.

(d) Minimum guarantees

The Group is required to pay nonrefundable minimum guarantees to movie studios in order to obtain the exclusive licensing rights (in Singapore and Malaysia) to distribute various feature films and television series. These licensing rights are recorded as minimum guarantees on the consolidated balance sheet and subsequently charged to expense in accordance with the expected useful life of the license, which typically has a term of one to two years. If all or a portion of the minimum guarantee subsequently appears not to be recoverable through future use of the rights obtained under the license, the nonrecoverable portion shall be charged to expense.

(e) Inventories

Inventories are stated at the lower of cost or market. Cost is calculated using a weighted-average cost formula and comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. For the years ended December 31, 2011 and 2012, the Group recorded a provision for stock obsolescence of $83,758 and $231,029 respectively. Inventory held at consignment locations is included in finished goods inventory as the Group retains full title and rights to the product.

(f) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Property and equipment are depreciated over their estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Office equipment	1-3 years
Computer hardware and other equipment	3-5 years
Motor vehicles	7-10 years
Leasehold improvements	the shorter of their estimated useful lives or the lease term
Buildings	45 years

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the relevant assets, and is recognized in the statement of operations and comprehensive income.

(g) Intangible assets

The Group applies the criteria specified in ASC 805 (“ASC 805”), “Business Combinations,” to determine whether an intangible asset should be recognized separately from goodwill. Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criteria. Under ASC 350, intangible assets with definite lives are amortized using the straight-line method over their respective estimated useful life. Intangible assets arising from business acquisitions are recognized and measured at fair value upon acquisition. Intangible assets are amortized over their estimated useful lives as follows:

Technology	1 - 5 years
VAS short codes licensed to PT Linktone	25 years
Customer base	1 - 4 years
Licenses	1 - 4 years
Partnership and non-compete agreements	1 - 5 years
Domain names	1 - 4 years
Software	1 - 10 years

(h) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Under ASC 350, goodwill and certain other intangible assets deemed to have indefinite useful lives are not amortized but are tested for impairment annually, or more frequently if events or changes in circumstances indicate potential impairment. In December of each year, the Company tests impairment of goodwill at the reporting unit level, and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit.

The provisions of ASC 350 require that a two-step test be performed to assess goodwill for impairment. In the first step, an estimate of the fair value of the reporting unit is performed using expected future discounted cash flows and estimated terminal values. If the net book value of the reporting unit exceeds its fair value, the second step of the impairment test is performed, which requires allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to a purchase price allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any. No impairment of goodwill was recorded in 2010 and 2011.

The Group performed its annual goodwill impairment test as of December 31, 2012, and recorded impairment charge of $9.9 million relating to the reporting units of Media content and China VAS. In 2012, the Group determined that the economic interdependency between China VAS and mobile games is declining, and will continue to decline in the future, due to the change in target customers of the China VAS and mobile games businesses.  China VAS focuses on 2G and 2.5G mobile users, whilst mobile games’ focus has moved towards games distributed via the internet and Android/ iOS platforms. As such, the Group considered it appropriate to change the reporting unit of China VAS and mobile games to 2 reporting units – China VAS and Mobile Games. The reporting units as of December 31,2012 are China VAS, Mobile games, Indonesia digital media, Media content, PC games and Investment. No goodwill allocated to the Investment reporting unit.   The Group will continue to monitor the relationship of fair value to the recorded value of its consolidated net assets as economic events and changes occur, and it may perform interim impairment tests in the future. If future results are not consistent with its assumptions and estimates and/or there continues to be decline in the market capitalization, the Group may be required to record further impairment charges at a later date, which could materially and adversely affect our financial results.

(i) Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360-10-15, “Impairment or Disposal of Long-Lived Assets.”

When these events or changes occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

The Group uses estimates and judgments  in  its  impairment  tests  and,  if  different  estimates  or  judgments  had  been  utilized,  the  timing  or  the  amount  of  the impairment charges could be different. No impairment of long-lived assets was recorded in 2010, 2011 or 2012.

(j) Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date, whether fulfillment of the arrangement is dependent on the  use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Finance leases that transfer to the Group substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the income statement.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term,

Operating lease payments are recognized as an operating expense in the income statement on a straight-line basis over the lease term.

(k) Revenue recognition

The Group recognizes revenues in the period in which the services are performed or the goods are delivered, provided that persuasive evidence of a contractual arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectibility is reasonably assured.

China VAS, mobile game & PC game

The Group’s revenues in the PRC are mainly derived from entertainment-oriented telecom value-added services, including Short Messaging Services (“SMS”), Multimedia Messaging Services (“MMS”), Wireless Application Protocol (“WAP”), JavaTM (“Java games”), Interactive Voice Response Services (“IVR”) and Ring Back (“RB”) services to phone users through various subsidiaries of China Mobile Communications Corporation (“China Mobile”), China United Communications Corporation (“China Unicom”), China Telecom Corporation (“China Telecom”) and China Netcom Corporation. Following the restructuring in the Chinese telecommunications industry initiated by the relevant PRC government authorities in May 2008, the previously existing operators have been consolidated into three new operators, namely China Mobile, China Unicom and China Telecom (collectively, the “Operators”), which can offer both mobile and fixed line services. Fees for these services are charged on a per message basis or on a monthly subscription basis, and vary according to the type of products and services delivered. The Group’s China VAS services are provided through codes the Group owns, known as “Access Codes” or “Short Codes”, which are special telephone numbers shorter than full telephone numbers widely used for value-added services, such as television program voting, ringtone ordering, charity donations and mobile services.

The Group contracts with the Operators for the transmission of telecom value-added services as well as for billing and collection services. The Group measures its revenues based on the total amount paid by its customers, for which the Operators bill and collect on the Group’s behalf. For this billing and collection service, the Operators retain a fixed percentage fee, which is reflected as a cost of revenue in the financial statements. In addition, for SMS and MMS services, the Operators charge the Group a network usage fee based on a fixed per message rate multiplied by the excess of messages sent over messages received. These network usage fees are likewise retained by the Operators, and are reflected as a cost of revenue in the financial statements. Network usage fees charged to the Group are reduced for messages received by the Group as the Operators separately charge the senders a fee for these transmissions. The Group has assessed its relationship with the Operators and the terms of the fee arrangements under ASC 605-45 (“ASC 605-45”), “Principal Agent Considerations” and has concluded that reporting the gross amount billed to its customer is appropriate based on the following factors:

•       The Group’s ability to provide customer support related to its services;

•       The Group’s ability to control the content of services and suppliers of that content as long as it does not violate applicable PRC law or the relevant policies of the Operators;

•       The Group’s assumption of all related legal and commercial risks arising from the content and services provided;

•       The Group’s assumption of risk of non-payment by customers; and

•       The Group’s ability to determine prices within ranges prescribed by the Operators.

For certain new RB contracts entered into in 2012 with the Operators, the Group assessed the terms of the arrangements with the Operators under ASC 605-45 and concluded that it acts as an agent of the Operators in these arrangements. RB revenue earned under these new contracts is recognized on a net basis, net of fees paid to Operators.

A substantial portion of the Group’s revenue from the PRC is recorded based on monthly statements received from provincial- level subsidiaries of the Operators. In certain instances, when a statement is not received within a reasonable period of time, the Group is required to make an estimate of the revenues and cost of revenue earned during the period covered by the statement. On a quarterly basis, the Group estimates a portion of its revenues using internally generated transmission data and  various other assumptions the Group has developed based on historical experience, that are believed to be reasonable under the circumstances. For the years ended December 31, 2010, 2011, and 2012,the variation between the actual revenue and prior estimates is 1.6%, 3.3% and 3.5%, respectively, of the Group’s revenues.

The Group licenses content from independent content providers. Certain of these agreements determine the fees payable for content based on a percentage of revenues of the Group generated from the use of the content. The Group records its revenues inclusive of fees to be paid to content providers as the Group acts as the principal in these arrangements. The fees paid to content providers are recorded in cost of revenue.

The Group’s mobile game service revenue is primarily derived from providing downloadable mobile games products to mobile game operators. The Group contracts with mobile game operators who in turn provide a platform for users to download the Group’s mobile games. The Group earns a fixed fee on a per download basis based on monthly or quarterly statements from the mobile game operators. The revenue is recognized on a gross basis when most of the gross indicators discussed above are met. If the gross indications are not met then revenue is recognized on a net basis.

The Group currently provides its PC game services through its subsidiaries, Brilliant, Wang You, and its VIE, Yuan Hang. The Group receives subscription fees from distributors for the sales of game cards, in either physical or virtual form, with a certain number of game points incorporated in the cards. The corresponding revenue is recognized as the game points are consumed by game players in games. Any sold game cards which are not activated by users and activated points which are not consumed in games constitute deferred revenue. Any game points held by players who are considered to be inactive are deemed consumed and recognized in revenue. The costs of PC game services include the cost of producing the game cards and bandwidth and server leasing charges.

Indonesian VAS

The Group’s revenues in Indonesia are derived from entertainment-oriented telecom value-added services to users of mobile telecommunications networks in Indonesia. The Group provides VAS services through agreements with Infokom, a related party, who in turn have cooperative arrangements with network operators in Indonesia as well as through agreements made directly with the operators in Indonesia. The Group assessed its relationship with Infokom and the network operators in Indonesia and the terms of the fee arrangements and determined that from the end users’ perspective, Infokom is responsible for fulfillment of the services for VAS services provided through Infokom.  Hence, under ASC 605-50, the Group characterized the revenue share attributable to Infokom as a reduction to the Group’s revenue for VAS services provided through Infokom.  In addition, the Group also assessed its relationship with the network operators in Indonesia for VAS services provided through agreements made directly with the Indonesia operators under ASC 605-45, and concluded that reporting the net amount received from the Indonesia operators as revenue is appropriate based on consideration that the operators bear a significant portion of the credit risk and have the latitude to establish the prices.

A substantial portion of the Group’s revenue from Indonesia is recorded based on monthly statements received from Infokom. In certain instances, when a statement is not received within a reasonable period of time, the Group is required to make an estimate of the revenues and cost of revenue earned during the period covered by the statement. On a quarterly basis, the Group estimates a portion of its revenues using internally generated transmission data and various other assumptions the Group has developed, that are believed to be reasonable under the circumstances. For the years ended December 31, 2010, 2011 and 2012, an immaterial amount of the Group’s revenues from Indonesia was based on management’s estimate.

Advertising revenue

The Group  derives  advertising  revenue from Okezone.com in Indonesia and mobile  advertising  from  China.   Advertising  revenue  on Okezone.com is recognized ratably  over  the  advertisement  period  as  specified in the contract  or  online  order.   For  mobile advertising in China, revenue is recognized  upon  receipt  of  payment  from third party internet companies advertisements  aggregators  such  as AdMob and Chartboost. Revenue (net of internet companies’ fees) is recognised when payment is received from third party internet companies, as the fees are not fixed and determinable until payment received.  In accordance with the agreements with these internet companies, they are only liable to pay the Group when payment is received from the advertisers.   As  such,  the  criteria  of  price  is fixed and determinable  is  met  only  when  payment  is  received  from the internet companies.

Media contents

The Group’s media sales arrangements are evidenced by sales agreements. The prices are stated in the agreements and not subject to adjustment. The Group recognizes revenue from the sale of goods when the risk of loss and title has been transferred to the customer, which usually occurs at the time shipment is made (i.e., destination point). For consignment sales, revenue is recognized when the Group receives notification that the goods have been sold by their customers. Revenue is not recognized to the extent where there are significant uncertainties regarding recovery of the consideration due, associated costs or the possible return of goods.  If it is probable that discounts will be granted and the amount can be measured reliably, the discount is recognized as a reduction of revenue when the sales are recognized.

(l) Income and other taxes

The Group accounts for income taxes pursuant to ASC 740 which requires the liability approach for financial accounting and reporting for income taxes. Under this approach, deferred taxes are provided for the tax consequences of temporary differences  by  applying  enacted  statutory  rates applicable to future  years  when  the differences  between  the  financial statement carrying amounts and the tax bases of existing assets and liabilities reverse. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax asset will not be realized.

The Group applies ASC 740, which provides guidance on the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. Interest and penalties related to uncertain income tax liabilities, if and when required, are classified as income tax expense.

PRC

The Group is also subject to business taxes of 3-9% on the provision of taxable services, which include services provided to customers and, in certain instances, consultancy services provided by certain subsidiaries to the VIEs. The related business taxes paid for the services provided to customers and consultancy services are recognized as a reduction of revenues and in operating expenses, respectively.

Huitong and Linktone Internet charge software license fees to the VIEs that are subject to value-added tax (“VAT”) at 17% (2011: 17%). The Group is entitled to a tax refund equivalent to the portion of VAT expense in excess of 3% (2010 and 2011: 3%).  The 3% portion of VAT expense is recognized as sales tax.

Singapore

Goods and services tax (“GST”) is a tax charged on the supply of goods and services made in Singapore and on the importation of goods into Singapore. The current rate for GST is 7% (2011: 7%). A company must be GST-registered to collect GST if its annual turnover exceeds SGD 1 million from the sale of taxable goods and services. GST-registered companies may also claim back the GST incurred on their business purchases.

Indonesia

VAT is imposed on importers, providers of most goods and services, and users of intangible goods. The current VAT rate is 10% (2011: 10%). The export of goods from Indonesia is zero-rated (i.e., subject to VAT at 0%) for all years presented.

(m) Advertising expenses

Advertising expenses generally represent the cost of promoting the Group’s products and services and are expensed as incurred. Advertising expenses totaled $1,892,109, $2,410,975 and $1,848,463 during the years ended December 31, 2010, 2011 and 2012 respectively.

(n) Stock-based compensation

The Group applies the provisions of ASC 718 for share-based employee compensation arrangements. The guidance requires the measurement of the cost of employee services received in exchange for an award of equity instruments (such as employee stock options) at the fair value on the grant date. That cost will be recognized over the period during which an employee is required to provide services in exchange for the award (the requisite service period). The Group calculates the fair value of each option grant on the date of grant using the Black-Scholes option pricing model and recognizes the compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period of the award.

The determination of fair value of awards on the grant date using an option pricing model requires a number of complex and subjective assumptions, including our expected share price volatility over the term of the awards, the expected exercise behavior of our staff, and the expected dividend yield. The Group estimates the share price volatility based on the historical data. In the absence of sufficient historical data in the exercise behavior of our staff, the Group estimates for the short term using the simplified method which applies the mid-point of the life of the option and average vesting period.

In addition, the Group is required to estimate forfeitures at the time of grant and record share-based compensation expense only for those awards that are expected to vest. If actual forfeitures differ from those estimates, the Group may need to revise those estimates used in subsequent periods.

The assumptions and estimates used in calculating share-based compensation expense involve inherent uncertainties and the use of management judgment. Although the Group believes the assumptions and estimates made are reasonable and appropriate, changes in factors and assumptions could materially affect the results.

(o) Pensions and other post employment benefits

The Group participates in the national pension schemes as defined by the laws  of  the  countries  in  which it has operations. Contributions to the schemes are recognized as  an expense in the period in which the related service  is  performed. In particular, the Singapore companies in the Group make contributions to the Central Provident Fund scheme in Singapore, a defined contribution pension scheme. Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan.   The Group has no legal obligation for the benefits beyond the contributions in these 2 countries.

In Indonesia, one of the subsidiaries of the Group has a defined contribution pension plan covering substantially all of its eligible employees and an unfunded employee benefits liability in accordance with Indonesia’s Labor Law No. 13/2003 dated March 25, 2003 (the “Law”). The provision for the Law has been calculated by comparing the benefit that will be received by an employee at normal pension age from the pension plan with the benefit as stipulated under the Law after deduction of accumulated employee contributions and the related investment results. If the employer-funded portion of the pension plan benefit is less than the benefit as required by the Law, the Company will provide for such shortage.

The calculation of estimated liability of employees benefits is determined using the projected-unit-credit method. Actuarial gains and losses for defined benefit plans are recognized in full in the period in which they occur in other comprehensive income. Such actuarial gains and losses are also immediately recognized in retained earnings and are not reclassified to profit or loss in subsequent periods.

(p) Subsidy income

Local governments in some provinces in the PRC grant the Group subsidy income based on a certain percentage of  business taxes and income taxes paid by the Group either on a monthly or annual basis. The Group records such local government subsidy income in other income upon receipt. Local government subsidy income totaled $467,809, $20,406 and $346,526 during the years ended December 31, 2010, 2011 and 2012, respectively. Where applicable, subsidy income is netted off against individual lines in the income statement for which the expenses are incurred.

(q) Comprehensive income/(loss)

Comprehensive income or loss is defined as the change in equity of the Group during a period from transactions and other events and circumstances, excluding transactions resulting from investments by owners and distributions to owners.  Accumulated other comprehensive income or loss of the Group includes cumulative foreign currency translation adjustments and unrealized gains or losses on short-term investments.

(r) Earnings per share

In accordance with ASC 260, “Earnings Per Share,” basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by dividing net income by the weighted-average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

(s) Fair value of financial instruments

The Group applies ASC 820-10 (“ASC 820-10”), “Fair Value Measurements and Disclosures,” which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows: observable inputs such as quoted prices in active markets (Level 1); inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets (Level 2); and unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions (Level 3). This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The carrying amount of the Group’s cash and cash equivalents, restricted cash, accounts receivable, loans receivable from related parties, deposits and other current assets, accounts payable, accrued liabilities and other payables approximate their fair value due to the short maturity of those instruments. The Group’s available-for-sale and held-for-trading investments are carried at their fair value based on a market interest rate or quoted market price, being Level 1 of the fair value hierarchy, at the reporting date provided by the investment custodian.

(t) Segment reporting

The Group follows ASC 280 (“ASC 280”), “Segment Reporting,” for its segment reporting.  The Group is organized into business units based on their different service offerings. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews and evaluates separate sets of financial information for the Group’s operating segments for the purpose of making decisions regarding resource allocation and performance assessment. In 2010, the Group operated in four business segments, namely (i) China VAS & mobile game, (ii) Indonesia VAS, (iii) Media content, and (iv) PC game. In 2011, in line with the business growth, the Group’s CODM reviews results of China VAS, mobile game and PC game as a single business unit, instead of two separate units, when making decisions about allocating resources and assessing performance of the Group.  The three business segments are namely (i) China VAS, mobile game & PC game, (ii) Indonesia VAS and (iii) Media content.  In 2012, due to the increase in frequency of trading activities in quoted investments, the Group’s CODM reviews the Group’s resultsin four business segments, namely (i) China VAS, mobile games and PC games, (ii) Indonesia Digital Media, (iii) Media content and (iv) Investment, for the purpose of making decisions regarding resource allocation and performance assessment..  Indonesia VAS changed its segment name to Indonesia Digital Media to reflect its present operations.  The Group believes Indonesia Digital Media is more appropriate with the acquisition of Okezone.com during the year.  The reported segment information for 2010 and 2011 has been retrospectively adjusted in order to conform to the change in segment presentation in 2012.

(u) Comparative information

Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison. Gain on sale of investment and dividends income have been reclassified from other income to other operating income as trading in quoted investment is considered part of the Group’s principal operations in the current year.

The effects of the reclassifications made for the financial year ended 31 December 2011 on the income statement are as follows:

	As previously reported	Reclassification	As reclassified
	$	$	$
Other operating income	-	5,277,173	5,277,173
Dividend income from short term investment	314,300	(314,300)	-
Gain on sale of short-term investment	4,962,873	(4,962,873)	-

(v) Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments generally represent clarification of FASB Accounting Standards Codification Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. The amendments were effective for interim and annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-04 on January 1, 2012, which had no effect on the Company’s consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), which provides new guidance on the presentation of comprehensive income in financial statements. Entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two separate, but consecutive, statements. Under the single-statement approach, entities must include the components of net income, a total for net income, the components of other comprehensive income and a total for comprehensive income. Under the two-statement approach, entities must report an income statement and, immediately following, a statement of other comprehensive income. Under either method, entities must display adjustments to items reclassified from other comprehensive income to net income in both net income and other comprehensive income. ASU 2011-05 was effective for interim and annual reporting periods beginning after December 15, 2011, with early adoption permitted. Accordingly, the Company adopted ASU 2011-04 on January 1, 2012, and elected the single-statement approach.

In December 2011, the FASB issued ASU 2011-12, deferring a requirement in ASU 2011-05 that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. Companies continue to be required to either present amounts reclassified out of AOCI on the face of the financial statement in which the components of other comprehensive income are presented or disclose those amounts in the notes to the financial statements. The FASB has tentatively decided not to require presentation of reclassification adjustments out of accumulated other comprehensive income on the face of the financial statements and to propose new disclosures instead. The FASB plans to issue an exposure draft proposing these additional disclosures in the near term.

In December 2011, the FASB and the International Accounting Standards Board (IASB) (collectively, the Boards) issued final guidance on balance sheet offsetting, ASU 2011-11. While the Boards initially set out to create a converged accounting model, they ultimately decided to retain their respective balance sheet offsetting models, but with new disclosures. New disclosures are required to help users of financial statements understand certain significant quantitative differences in balance sheets prepared under US GAAP and IFRS related to the offsetting of financial instruments. These include amounts netted in the balance sheet; amounts subject to an enforceable master netting arrangement that are not presented net in the balance sheet, either because management makes an accounting policy election not to offset or because the arrangement does not meet some or all of the conditions for offsetting; and amounts related to financial collateral (including cash collateral) arrangements.

In July 2012, the FASB issued ASU No.2012-02 "Testing Indefinite-Lived Intangible Assets for Impairment". This ASU amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment.  The FASB issued the ASU in response to feedback on ASU 2011-08, which amended the goodwill impairment testing requirements by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step Impairment test. The new guidance will be effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In October 2012, the FASB issued ASU No. 2014-04 "Technical Corrections and Improvements". This ASU makes certain technical corrections (i.e., relatively minor corrections and clarifications) and “conforming fair value amendments” to the FASB Accounting Standards Codification (the “Codification”). The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not anticipate material impacts on our consolidated financial statements upon adoption.

Note 5 - Discontinued operations	12 Months Ended
Dec. 31, 2012
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
5 Discontinued operations

The Group discontinued its television advertising operations by terminating its partnership agreements with CYL in association with QTV in July 2008 and TJSTV in September 2008. The terminations were in line with the Group’s decision to streamline its operations and return its focus on profitable business segments. As a result of the above terminations, the television advertising business was accounted for as a discontinued operation. Accordingly, the results of the advertising business have been classified as discontinued operations in the consolidated statements of operations and comprehensive income.

	Year ended December 31,
	2010	2011	2012
	$	$	$
Gross revenues	–	–	–
Sales tax	–	–	–
Cost of revenue	–	–	–
Gross loss	–	–	–
Operating income	315,256	–	–
Provision for impairment	–	–	–
Net income from discontinued operations before tax	315,256	–	–
Tax benefit	—	–	–
Net income from discontinued operations	315,256	–	–

At the discontinuance of the advertising operations, the Group performed a specific review on all the assets and liabilities related to the advertising segment, and provided an allowance for doubtful accounts and impaired other receivables, intangible assets and other long-term assets.  All fixed assets previously used by the advertising operations, such as office equipment and computers, were either transferred to other reporting units or disposed of as of the end of 2008. Certain liabilities of $361,307 were assumed by CYL.

In 2010, the Group reduced its payables by $315,256 after reaching an agreement with its suppliers whereby the suppliers agreed to waive balances owing to them. Such amount was recorded in operating income.

The following table presents the Group’s advertising business assets and liabilities:

	As of December 31,
	2011	2012
	$	$
Assets	—	—
Total assets of discontinued operations	—	—
Liabilities:
Account payable, accrued liabilities and other payables	160,643	160,643
Taxes payable	92,784	92,784
Total liabilities of discontinued operations	253,427	253,427

There are no carrying values of assets of the discontinued operations as of December 31, 2011 and 2012, respectively. There is no discontinued operation in 2011 and 2012.

Note 6 - Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combination Disclosure [Text Block]
6 Business Combinations

The  Group  accounts  for  business  combinations  using  the  purchase  method  of  accounting.  This method requires that the acquisition cost be allocated to the assets, including separately identifiable tangible and intangible assets, and liabilities the Group has acquired based on their estimated fair values. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities with the assistance of independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual assets acquired or liabilities assumed could be materially affected.

(a) Acquisition of Letang

On January 13, 2010, Weilan, a VIE of the Group, completed the acquisition of a 50.01% interest in Letang, a private Chinese company specializing in the development of mobile games, for total consideration of RMB46.5 million ($6.8 million). As a result of the acquisition, Letang became a subsidiary of Wei Lan. The primary purpose of the acquisition was to strengthen the Company’s mobile games portfolio and development capabilities.

Purchase consideration
2010
$
Cash consideration (Note (a))	3,295,115
Contingent consideration in cash (Note (b))	3,514,836
Total fair value of purchase price consideration	6,809,951

Details on the purchase consideration are as follows:

(a)	The cash consideration was paid in January 2010.

(b)
The contingent consideration payable in cash is determined based on the achievement by Letang of certain net  income targets in accordance  with the sales and  purchase agreement  for  the  15-month  period  ended March 31,  2011  and the following 12-month  period ending March 31, 2012. The above contingent consideration amounts are  derived from  the Company’s  assessment  of  whether  Letang  will  meet  the  certain  contractually  stipulated  targets  and  the  fair  value  is determined using the income approach through application of the discounted cash flow method. In June 2011, the Group paid RMB13.8 million ($2.1 million) as Letang met its contractually stipulated target for period January 1, 2010 to March 31, 2011. The remaining payable of RMB10.2 million ($1.6 million) was reversed in 2011, as the Group assessed that the stipulated target for period April 1, 2011 to March 31, 2012 will likely not be met.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as the date of acquisition:

2010
$
Cash	713,576
Other current assets	69,124
Fixed assets	77,326
Intangible assets	2,420,843
Total assets acquired	3,280,869
Deferred tax liabilities	283,063
Total liabilities assumed	283,063
Net assets acquired	2,997,806
Aggregate of:
Purchase consideration	6,809,951
Non-controlling interest	5,377,698
Total	12,187,649
Goodwill (Note 17)	9,189,843

The Group has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, the fair value of non-controlling interest, and the amount of goodwill recognized as of the acquisition date. The fair values of the assets acquired and liabilities assumed were determined using the income approach.

The unaudited pro forma consolidated financial information which reflects the Group’s consolidated results of operations as if the acquisition had occurred at the beginning of 2010 was not prepared due to the impracticability of estimating such impact.

(b) Acquisition of InnoForm

On March 16, 2010, the Group entered into a purchase agreement to acquire 50% of the share capital of InnoForm, a Singapore corporation specializing in the development, distribution and licensing of edutainment and entertainment products, mainly in Singapore and Malaysia. Under the terms of the agreement, the Group paid SGD 6.5 million ($4.7 million) in cash for the transaction. On the same day, MNC International Middle East Limited (“MIMEL”), a United Arab Emirates (“UAE”) corporation, which is a subsidiary of MNC, acquired 25% of the share capital of InnoForm. The Group obtained control of InnoForm through direct voting interests and majority representation on the board of directors of InnoForm. The purpose of the acquisition was in line with the Company’s expansion strategy in the region and to enhance the Group’s content portfolio with InnoForm’s product and service offerings.

The purchase price allocation is as follows:

2010
$
Cash	1,597,420
Accounts receivable	3,328,785
Inventory	2,086,848
Other current assets	4,931,419
Fixed assets	3,143,274
Intangible assets	3,288,080
Other non-current assets	1,174,859
Total assets acquired	19,550,685

Current liabilities	12,577,366
Total liabilities assumed	12,577,366

Net assets acquired	6,973,319

Aggregate of:
Purchase consideration	4,737,880
Non-controlling interest	4,596,097
Total	9,333,977

Goodwill (Note 17)	2,360,658

On  June 30,  2010,  the  Company  subscribed  for  1,002,308  shares  newly  issued  by  InnoForm  for  consideration  of  SGD 13.0 million ($9.3 million). After the subscription, the Company’s interest in InnoForm increased to 75% and the increase in ownership was accounted for as an equity transaction. As a result of the transaction, the difference of SGD 684,119 ($498,655) between the  consideration  paid by  the Company  and  the adjustment to  the carrying  amount  of  the  non-controlling  interest was recognized as additional paid-in capital.

The Group has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, the fair value of non-controlling interests, and the amount of goodwill recognized as of the acquisition date. The fair values of the assets acquired and liabilities assumed were determined using the income approach.

The unaudited pro forma consolidated financial information which reflects the Group’s consolidated results of operations as if the acquisition had occurred at the beginning of 2010 was not prepared due to the impracticability of estimating such impact.

(c) Acquisition of PT Linktone

On June 10, 2010, the Company purchased a mandatory convertible bond (“MCB”) issued by PT Inti Idaman Nusantara (“IDN,” subsequently renamed PT Linktone) from the MCB seller, Starlight Ltd. (“Starlight”), a UAE Company and the MCB holder of IDN, for total consideration of $13.2 million. The MCB is interest free. On September 1, 2010, the Company converted the MCB and became a 51% interest holder of PT Linktone. As a result, PT Linktone became a consolidated subsidiary of the Company. According to the MCB purchase agreements, the Company paid $8.6 million, or 65% of the total consideration, in cash upon the transaction closing date on June 10, 2010, and paid the remaining $4.6 million, or 35% of the consideration, in August 2011.

The purchase price allocation is as follows:

2010
$
Cash	360,164
Accounts receivable	3,233,488
Other current assets	801,933
Fixed assets	383,964
Intangible assets	7,062,668
Total assets acquired	11,842,217

Current liabilities	3,207,944
Deferred tax liabilities	1,765,667
Non-current liabilities	47,405
Total liabilities assumed	5,021,016

Net assets acquired	6,821,201

Aggregate of:
Purchase consideration	13,168,568
Non-controlling interest	10,501,275
Total	23,669,843

Goodwill (Note 17)	16,848,642

The Group has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, the fair value of non-controlling interests, and the amount of goodwill recognized as of the acquisition date. The fair values of the assets acquired and liabilities assumed were determined using the income approach.

The unaudited pro forma consolidated financial information which reflects the Group’s consolidated results of operations as if the acquisition had occurred at the beginning of 2010 and 2009 was not prepared due to the impracticability of estimating such impact.

(d) Acquisition of GLD Investment Pte Ltd

On June 30, 2010, InnoForm acquired a 90% interest in GLD Investment Pte Ltd (“GLD”) from PT Global Land Development TBK (“PTGLD”) for cash consideration of SGD 90,000 ($65,601), and simultaneously subscribed for 686,470 shares newly issued by GLD for cash consideration of SGD 12.94 million ($9.3 million). As a result, InnoForm became a 98.7% interest holder of GLD after the transactions. Prior to the acquisition, 10% of GLD’s equity interest was owned by the chairman of the board of directors and CEO of the Company, and the remaining 90% equity interest was owned by PTGLD, a company owned by the management of PT Bhakti Investama TBK, ultimate holding company of MNC.

The purchase price allocation is set out below:

2010
$
Cash	9,294,802
Receivables	37,864
Building	9,438,328
Payables and accruals	(68,012)
Related-party borrowings	(9,252,532)
Non-controlling interest	(139,212)
Purchase consideration	9,311,238

(e) Acquisition of Okezone.com

On 1 May 2012, PT Linktone acquired online portal Okezone.com and certain fixed assets from PT Okezone for cash consideration of IDR 4.5 billion ($0.5 million).  The carrying value of the assets acquired were IDR 1.7 billion ($0.2 million). As the transaction was deemed to be a business combination under common control, the excess consideration recorded in retained earnings as deemed distribution to controlling shareholder, MNC, at the time of the transaction, and no new goodwill recognized. The transaction was accounted for in accordance with ASC 805. Comparatives are not restated to reflect the combined results as the accumulated results of Okezone.com operations is immaterial to the Group.

Note 7 - Cash and cash equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents Disclosure [Text Block]
7 Cash and cash equivalents

	As of December 31,
	2011	2012
	$	$
Cash	24,775,703	19,074,190
Investment in money market accounts	1,430	—
Time deposits with tenor less than 90 days	16,144,685	15,967,482
Total	40,921,818	35,041,672

Interest income earned from the above cash and cash equivalents amounted to $ 2,110,361, $2,275,070 and $969,197 for the years ended December 31, 2010 and 2011 and 2012, respectively.

Note 8 - Restricted cash	12 Months Ended
Dec. 31, 2012
Restricted Cash Disclosure [Text Block]
8 Restricted cash

As of December 31, 2012, restricted cash amounting to nil (2011: $603,088) relates to cash that was temporarily frozen by a local court of justice for withdrawal or use. On April 30, 2010, Sichuan Province Yangzhou Information Industry Co., Ltd.  (“Yangzhou,” the plaintiff) filed two lawsuits against Unilink, a VIE, and Linktone Internet, a subsidiary, alleging that Unilink had breached the wireless value-added service cooperation agreement entered into between Yangzhou and Unilink on June 30, 2008, which resulted in alleged economic losses suffered by the plaintiff. Linktone Internet, as guarantor of Unilink, is jointly liable in the lawsuits. Based on the plaintiff’s application, the local court of justice temporarily froze cash of RMB3.8 million ($603,088) for the purpose of ensuring enforcement of potential judgments in the lawsuits if decided against Unilink and Linktone Internet. As of December 31, 2012, the lawsuit has been settled and the cash been paid out to settle claims arising from the lawsuit.

Note 9 - Short-term investments	12 Months Ended
Dec. 31, 2012
Investment [Text Block]
9 Short-term investments

	As of December 31,
	2011	2012
	$	$
Quoted securities, at market value	38,434,951	68,580,354
Time deposits with tenor greater than 90 days	18,150,007	21,738,225
Total	56,584,958	90,318,579

On December 20, 2010, the Group purchased secured notes issued by Aerospace Satellite Corporation Holding (“Aerospace Satellite”), a wholly owned subsidiary of PT MNC Sky Vision (“Sky Vision”), for $20 million. The secured notes are traded on Singapore Exchange Ltd., due November 16, 2015, bear interest at a rate of 12.75% per annum, and payable semi-annually in arrears. The secured notes are guaranteed by Sky Vision, a sister company of MNC. The Group sold the notes in 2011 and realized a gain of $1,110,646, of which $200,000 loss was reclassified out of accumulated other comprehensive income into earnings on a specific identification basis.

The Group also held an investment in a privately managed fund, which in turn invests in other marketable equity securities. Based on the quoted market price of the marketable equity securities in the fund, the fair value of the fund was $6,001,850 as of December 31, 2010. Net unrealized gain on available-for-sale investments included in other comprehensive income amounted to  $1,939,473 for  the  year  ended  December 31,  2010.

The Group sold the investment in the fund in May 2011 for $7,278,924 and realized a gain of $3,852,227, of which $2,576,723 was reclassified out of accumulated other comprehensive income into earnings on a specific identification basis.

In 2011, the Group purchased 357 million common shares of PT Global Mediacom TBK., through the open market, at an average price of IDR826 ($0.095) per share. Net unrealized gain of available-for-sale investment included in other comprehensive income amounted to $4,453,157 for the year ended December 31, 2011.

In 2012, the Group sold 357 million common shares of PT Global Mediacom TBK., through the open market, and recorded realized gain of $27.9 million on the sale of investment. $4,453,157 was transferred out of other comprehensive income to other operating income.  The proceeds from sale was used to purchase 708 million common shares of PT Bhakti Investama, holding company of GMC, 53 million common shares of MNC and 65 million common shares of PT Sky Vision Tbk.  Net unrealized gain of $6.7 million was recorded as unrealized gain on the marked-to-market valuation of these held-for-trading quoted investment for the year ended December 31, 2012.  Such amounts were recorded in Other Operating Income.

As of December 31, 2011 and 2012, all time deposits have original maturity terms more than three months and are due within one year.

Note 10 - Fair value measurement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
10 Fair value measurement

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC  820-10  describes  three  main  approaches  to  measuring  the  fair  value  of  assets  and  liabilities:  (1) market  approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures cash equivalents, short-term investments, including fixed-rate investments and held for trading investments, non-current assets held for sale, as well as contingent consideration payable in connection with the Letang acquisition at fair value. Cash equivalents and investments are valued using quoted market prices. The fair value of the Group’s fixed-rate investments are determined based on a discounted cash flow model with market interest rates as discount curve and fair value of leasehold property held for sale is based on independent valuer report. The fair value of the Group’s contingent consideration payable in connection with Letang acquisition is determined using the income approach through application of the discounted cash flow method.  As the effective interest rate of the bank loans and term loans approximate the prevailing market interest rate, the book value of the bank loans approximate the fair value of the loans at balance sheet date.

Asset and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	$	$	$	$
Cash	24,775,703	–	–	24,775,703
Cash equivalents:
Time deposits	16,144,685	–	–	16,144,685
Money market fund	1,430	–	–	1,430
Short-term investments:
Time deposits	–	18,150,007	–	18,150,007
Available-for-sale investments	38,434,951	–	–	38,434,951
Non-current assets held for sale:
Leasehold property held for sale	–	814,878	–	814,878
Short-term loans:
Bank Overdrafts	–	1,876,430	–	1,876,430
Revolving term loans	–	2,389,790	–	2,389,790
Term loan facility		514,961		514,961
Long-term loan:
Term loan facility	–	511,878	–	511,878
	79,356,769	24,257,944	–	103,614,713

	Fair value at December 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	$	$	$	$
Cash	19,074,190	–	–	19,074,190
Cash equivalents:
Time deposits	15,967,482	–	–	15,967,482
Money market fund	–	–	–	–
Short-term investments:
Time deposits	–	21,738,225	–	21,738,225
Held for trading investments	68,580,354	–	–	68,580,354
Non-current assets held for sale:
Leasehold property held for sale	–	–	–	–
Short-term loans:
Bank Overdrafts	–	480,916	–	480,916
Revolving term loans	–	4,580,403	–	4,580,403
Term loan facility	–	543,105	–	543,105
Loan from related party	–	518,500	–	518,500
	103,622,026	27,861,149	–	131,483,175

Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures certain financial assets at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired. For the years ended December 31, 2010, 2011 and 2012, the Group recognized impairment loss on goodwill of nil, nil and $9.9 million based on the fair value measurement (Level 3) on a non-recurring basis. The fair value was determined using a discounted cash flow model under the income approach based on future revenues and operating costs, using internal projections.

Note 11 - Accounts receivable, net	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
11 Accounts receivable, net

	As of December 31,
	2011	2012
	$	$
Account receivable	19,135,478	16,380,897
Less: Allowance for doubtful receivables	(2,086,695)	(2,093,650)
	17,048,783	14,287,247

Movement in allowance for doubtful receivables:
Balance at beginning of year	(2,245,540)	(2,086,695)
Write-off against provision	36,604	203,242
Write back of provision	360,907	—
Additional provision	(144,165)	(186,558)
Translation difference	(94,501)	(23,639)
Balance at the end of year	(2,086,695)	(2,093,650)

Gross accounts receivable includes those of discontinued operations of $291,812 (allowance of $291,812) as of December 31, 2011 and 2012.

Note 12 - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
12 Inventories

	As of December 31,
	2011	2012
	$	$
Raw materials	308,440	449,772
Finished goods	1,657,067	1,629,809
	1,965,507	2,079,581
Allowance for inventory obsolescence	(83,758)	(231,029)
	1,881,749	1,848,552
Movement in allowance for inventory obsolescence:
Balance at beginning of year	(51,725)	(83,758)
Additional provision	(39,120)	(111,575)
Translation difference	7,087	(35,696)
Balance at the end of year	(83,758)	(231,029)

The Group had $212,500 and $273,633 of inventory held at consignment locations which are included in finished goods as of December 31, 2011 and December 31, 2012, respectively.

Note 13 - Deposits and other current assets	12 Months Ended
Dec. 31, 2012
Other Current Assets [Text Block]
13 Deposits and other current assets

	As of December 31,
	2011	2012
	$	$
Minimum guarantees	1,552,425	3,748,985
Rental and other deposits	1,523,358	795,573
Staff advances	386,310	637,597
Prepayments to VAS advertising, content and other suppliers	2,284,462	134,479
Interest income receivable from non-related parties	7,629	164,945
Unbilled receivables	499,084	628,914
Others	270,082	171,206
	6,523,350	6,281,699
Less: Allowance for doubtful receivables	(820,624)	(216,329)
	5,702,726	6,065,370

Movement in allowance for doubtful receivables:
Balance at beginning of year	(92,406)	(820,624)
(Additional) / Write back of provision	(728,218)	604,295
Balance at the end of year	(820,624)	(216,329)

Note 14 - Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
14 Property and equipment, net

	As of December 31,
	2011	2012
	$	$
Cost
Buildings	10,175,880	10,796,663
Computer hardware and other equipment	4,694,360	4,580,317
Office equipment	1,689,664	2,218,736
Leasehold improvements	1,426,775	1,220,299
Motor vehicles	311,155	334,251
	18,297,834	19,150,266
Less: Accumulated depreciation	(7,102,402)	(7,389,435)
	11,195,432	11,760,831

During  the  years  ended  December 31,  2010,  2011  and  2012,  the  depreciation  charges  amounted  to $721,451, $815,532 and $762,466 respectively.

The Group incurred loss of $12,828, gain of $16,012 and $78,089 from disposal of property and equipment during the years ended December 31, 2010, 2011  and  2012 respectively.

The Group wrote off $43,707 and nil of property, plant and equipment in 2011 and 2012 respectively, as they were no longer in use.

Note 15 - Non-current assets held for sale	12 Months Ended
Dec. 31, 2012
Long Lived Assets Held For Sale [Text Block]
15 Non-current assets held for sale

	As of December 31,
	2011	2012
	$	$
Cost
Leasehold property — held for sale	814,878	—

In 2010, a leasehold property owned by InnoForm was put up for sale as it was unutilized. In 2011, the leasehold property was not sold due to weak property prices for commercial properties in Singapore. The property was sold in December 2012 for $1.3 million, and a gain of $497,869 was recognized on the sale in Other Income.

Note 16 - Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
16 Intangible assets, net

The following table summarizes intangible assets, net:

	As of December 31,
	2011	2012
	$	$
Cost
Technology	2,559,208	3,031,517
Customer base	171,523	171,523
Licenses	525,671	525,671
Partnership and non-compete agreements	7,413,817	7,630,150
Domain names	82,347	82,347
VAS Short Codes licensed to PT Linktone	7,062,653	7,062,653
Software	353,202	366,035
	18,168,421	18,869,896
Accumulated amortization
Technology	(2,099,345)	(2,254,091)
Customer base	(171,522)	(171,522)
Licenses	(525,671)	(525,671)
Partnership and non-compete agreements	(5,144,731)	(6,797,767)
Domain names	(82,347)	(82,347)
VAS Short Codes licensed to PT Linktone	(371,295)	(653,804)
Software	(247,602)	(269,805)
	(8,642,513)	(10,755,007)
Acquired intangible assets, net	9,525,908	8,114,889

The weighted average amortization period for intangible assets with definite lives by major categories as followed:

Technology (years)	3.6
Customer base (years)	1.8
Licenses (years)	2.0
Partnership and non-compete agreements (years)	3.0
Domain names (years)	4.0
VAS Short Codes licensed to PT Linktone (years)	25.0
Software (years)	5.3

During  the  years  ended  December 31,  2010,  2011  and  2012,  the  aggregate  amortization  charges  amounted  to $1,550,691, $2,152,750 and $1,956,804 respectively.

The estimated amortization expense for each of the succeeding five years is as follows:

$
2013	1,123,420
2014	726,595
2015	395,265
2016	395,265
2017	395,265
3,035,810

Note 17 - Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill Disclosure [Text Block]
17 Goodwill

The following table summarizes the activity in the balance of goodwill during the years ended December 31, 2011 and 2011 by reporting unit:

	2011
	China VAS & mobile games	Indonesia VAS	Media content	PC games	Total
	$	$	$	$	$
Balance at beginning of year	17,740,558	16,848,642	2,360,658	3,533,497	40,483,355
Balance at end of year	17,740,558	16,848,642	2,360,658	3,533,497	40,483,355

	2012
	China VAS	Mobile games	Indonesia Digital Media	Media content	PC games	Total
	$	$	$	$	$	$
Balance at beginning of year	8,550,715	9,189,843	16,848,642	2,360,658	3,533,497	40,483,355
Goodwill impairment	(8,550,715)	—	—	(2,360,658)	—	(10,911,373)
Balance at end of year	—	9,189,843	16,848,642	—	3,533,497	29,571,982

As of December 31, 2012, the Company performed impairment tests on goodwill assigned to each reporting unit (except for Investment reporting unit which has no goodwill) in a two-step process. The Company determined the fair value of the reporting units using the income approach based on the discounted expected future cash flows associated with these units.  In 2012, the Company determined that the economic interdependency between China VAS and mobile games is declining, and will continue to decline in the future, due to the change in target customers of the China VAS and mobile games businesses.  China VAS focuses on 2G and 2.5G mobile users, whilst mobile games’ focus has moved towards games distributed via the internet and Android/ iOS platforms. As such, the Company considered it appropriate to change the reporting unit of China VAS and mobile games to 2 reporting units – China VAS and Mobile Games.  Further, Indonesia VAS reporting unit was renamed Indonesia Digital Media to reflect the present operations in Indonesia.

The discounted cash flows for each reporting unit were based on five-year projections using compound annual growth rates of (33)%, 111%, 16%, 77% and (189)% for China VAS, mobile game, Indonesia Digital Media, PC game and Media content reporting units, respectively (2011: 42%, 26%, 23% and 22% for China VAS & mobile game, Indonesia Digital Media, PC game and Media content reporting units). Cash flow projections were based on past experience, actual operating results and management’s best estimates about future developments as well as certain market assumptions. Cash flows after the fifth year were estimated using a terminal value calculation, which adopted terminal value growth rates of 3% for China VAS, mobile game, Indonesia Digital Media, PC game and Media content reporting units (2011: 5% for China VAS, mobile game, Indonesia Digital Media and PC game and 1.5 % for Media content reporting units). The discount rates used in the valuations reflect a market assessment of the risks specific to each reporting unit and are based on the weighted-average cost of capital for the respective reporting units. The discount rates used were 19.5%, 19.5%, 13.4%,19.1% and 15.4% for China VAS, mobile game, Indonesia Digital Media, PC game and Media content reporting units, respectively  (2011: 17.5%, 15.5%, 16.8%, 14.7% for China VAS & mobile game, Indonesia Digital Media, PC game and Media content reporting units, respectively).

Based on the annual impairment tests as of December 31, 2012, the reporting units of Mobile game, PC game and Indonesia Digital Media had fair values higher than their carrying value, hence management did not recognise any impairment expense on these 3 reporting units.  Impairment expense of $9.9 million was recognized on the reporting units of China VAS and Media content as the fair value of these units were lower than their carrying value due to the unfavorable outlook for the VAS business in China and the DVD businesses of the Group.  Another $1 million of goodwill impairment is allocated to non controlling interest.

Note 18 - Other long-term assets	12 Months Ended
Dec. 31, 2012
Investments and Other Noncurrent Assets [Text Block]
18 Other long-term assets

	As of December 31,
	2011	2012
	$	$

Investment deposit (a)	2,470,382	2,470,382
Minimum guarantees	862,858	3,247,512
Prepayment for insurance policy	161,584	32,967
	3,494,824	5,750,861
Less: Impairment loss on investment deposit (a)	(2,470,382)	(2,470,382)
Total	1,024,442	3,280,479

(a)
In April 2007, the Company paid an investment deposit of $3 million to eChinaCash Inc. (“eCC”) to purchase 49% of the equity in eChinaMobile (BVI) Ltd. (“eCM”), a wholly owned subsidiary of eCC. eCM is a U.S. incorporated, Beijing-based company that builds and maintains customer loyalty affinity programs and payment card programs for large corporations  and financial institutions, including Chinese blue chip companies. The primary objective of eCM was to establish a platform to provide VAS service and original content to customers of Linktone and eCM through cross-selling opportunities that arise through having access to each other’s extensive database of users. Because of certain disputes over the resources to be made available for use by eCM,  eCM  refunded  $529,618  of  Linktone’s investment  deposit  of  $3 million  in  January 2008.  Linktone has sought legal remedies to recover the remaining amount. In view of the uncertainty of recovering this remaining amount, the Company recorded an impairment provision of $2,470,382 in 2007 against the remaining investment deposit. This legal case is still outstanding as of December 31, 2012.

Note 19 - Accounts payable, accrued liabilities and other payables	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
19 Accounts payable, accrued liabilities and other payables

	As of December 31,
	2011	2012
	$	$

Accounts payable	2,092,530	3,355,395
Accrued payroll and welfare benefits	1,597,117	1,854,812
Accrued professional and consulting fees	755,963	405,478
Accrued VAS content fees	5,330,287	3,093,902
Accrued expenses	3,754,093	6,828,420
Other payables	1,450,555	867,940
Total	14,980,545	16,405,947

Note 20 - Loans and borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
20 Loans and borrowings

	As of December 31,
	2011	2012
	$	$
Current
Bank overdrafts	1,876,430	480,916
Revolving term loans	2,389,790	4,580,403
Term loan, current portion	514,961	543,105
Loan from related party	–	518,500
	4,781,181	6,122,924

Non-current
Term loan, non current portion	511,878	–
	5,293,059	6,122,924

The Group’s subsidiary in Singapore, InnoForm has $7.7 million (SGD10.0 million) credit facility and a $1.5 million (SGD2.0 million) term loan, from a bank in Singapore. The facilities are secured by a corporate guarantee from MNC.

The details of bank facilities utilized are as follow:

•	As of December 31, 2011 and 2012, InnoForm has utilized $1.9 million (SGD2.4 million) and $0.5 million (SGD0.6 million) of the overdraft facility respectively

•
As of December 31, 2011 and 2012, InnoForm has utilized revolving term loans facility of $2.4 million (SGD3.1 million) and $4.6 million (SGD5.6million) respectively. The revolving term loans are of three-months and six-months tenor. Interest rates are by quotation from the bank payable quarterly in arrears. The effective interest rate was 4.02%, 4.02% and 4.00% for years ended December 31, 2010, 2011 and 2012 respectively.

•
$1.5 million (SGD2.0 million) term loan was extended to InnoForm in October 2010. Term loan is repayable in quarterly installments of $0.1 million (SGD 0.2 million), over 3 years. As of December 31, 2011 and 2012, $1.0 million (SGD 1.3 million) and $0.5 million (SGD 0.7 million) of the term loan was outstanding respectively.  The financial covenants require InnoForm to maintain a minimum consolidated net worth, and a consolidated gearing ratio. InnoForm did not breach the financial covenants for 2012. The interest on the outstanding loan balance is based on the bank’s floating rate plus a margin of 4.0% p.a.

In 2012, PT Linktone obtained a loan of $518,500 (IDR 5.0 billion) from MNC at interest rate of 8% per annum.

Note 21 - Other long-term liabilities	12 Months Ended
Dec. 31, 2012
Long-term Debt [Text Block]
21 Other long-term liabilities

	As of December 31,
	2011	2012
	$	$
Other long-term payables	67,688	1,258,030

In 2012, other long-term payables consist mainly non-refundable minimum guarantees fees payable to movie studios and music labels by the Group’s subsidiaries in Singapore and Malaysia for exclusive licensing rights based on the contractual payment terms of those contracts.

Note 22 - Segment information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
22 Segment information

For the year ended December 31, 2011, in line with business growth, the Group’s CODM reviews results by geographic segments as revenue streams are clearly identifiable, when making decisions about allocating resources and assessing performance of the Group.   Hence, the 2 operating units in China – China VAS & mobile game and PC game are now combined as a single business unit, and 2 other segments are Indonesia VAS and Media Content.  For the year ended December 31, 2012, with the inclusion of trading in quoted investment as one of the operating activities of the Group, an additional segment - Investment is included.   Further, Indonesia VAS was renamed Indonesia Digital Media to reflect the expanded business operations due to Okezone.com in Indonesia.

For the year ended December 31, 2012, the Group operates in four business segments — China VAS & mobile game, Indonesia Digital Media, Media content and Investment, based on the different product and geographic operating segments. Pursuant to ASC 280, the Group presents summarized statement of operations and net assets information by segment below, as used by the Group’s chief operating decision maker (“CODM”).  The 2010 and 2011 reported segment information has been retrospectively adjusted in order to conform to the change in segment presentation in 2012.

Statement of Operations Information:

	2010
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	57,691,760	1,805,746	12,210,519	—	71,708,025
Sales tax	(2,087,121)	—	—	—	(2,087,121)
Segment cost of revenue	(37,725,651)	(587,532)	(8,824,211)	—	(47,137,394)
Segment gross profit	17,878,988	1,218,214	3,386,308	—	22,483,510
Segment operating (expenses)/income	(16,391,539)	(266,867)	(4,691,928)	(3,266,791)	(24,617,125)
Segment profit/(loss) from operations	1,487,449	951,347	(1,305,620)	(3,266,791)	(2,133,615)
Other (expenses)/ income	679,019	105,556	(107,805)	25,114	701,884
Segment profit/ (loss) before interest and taxes	2,166,468	1,056,903	(1,413,425)	(3,241,677)	(1,431,731)

	2011
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	35,570,974	8,196,431	16,909,768	—	60,677,173
Sales tax	(1,591,748)	—	—	—	(1,591,748)
Segment cost of revenue	(19,999,661)	(4,949,871)	(11,252,901)	—	(36,202,433)
Segment gross profit	13,979,565	3,246,560	5,656,867	—	22,882,992
Segment operating (expenses)/income	(13,873,577)	(950,106)	(6,654,680)	4,049,868	(17,428,495)
Segment profit/(loss) from operations	105,988	2,296,454	(997,813)	4,049,868	5,454,497
Other (expenses)/ income	(373,093)	1,005	15,209	91,945	(264,934)
Segment profit/ (loss) before interest and taxes	(267,105)	2,297,459	(982,604)	4,141,813	5,189,563

	2012
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	31,277,781	3,748,259	11,124,836	—	46,150,876
Sales tax	(808,257)	—	—	—	(808,257)
Segment cost of revenue	(18,459,785)	(2,813,317)	(7,828,143)	—	(29,101,245)
Segment gross profit	12,009,739	934,942	3,296,693	—	16,241,374
Segment operating (expenses)/ income	(12,585,930)	(2,291,541)	(7,452,373)	22,720,140	390,296
Segment profit/(loss) from operations	(576,191)	(1,356,599)	(4,155,680)	22,720,140	16,631,670
Other (expenses)/ income	(45,555)	7,587	479,946	(1,081,641)	(639,663)
Segment profit/ (loss) before interest and taxes	(621,746)	(1,349,012)	(3,675,734)	21,638,499	15,992,007

The following table summarizes the gross revenue by product in China segment:

	2010	2011	2012
	$	$	$
China VAS	54,373,735	31,500,303	27,422,037
Mobile game	2,204,319	2,632,558	2,904,038
PC game	1,113,706	1,438,113	951,706
Total	57,691,760	35,570,974	31,277,781

Balance Sheet Information:

	As of December 31, 2011
	China VAS, mobile & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Current assets	23,372,886	7,099,104	12,645,710	83,664,809	126,782,509
Non-current assets	1,804,891	7,039,599	13,945,773	40,623,458	63,413,721
Total assets	25,177,777	14,138,703	26,591,483	124,288,267	190,196,230
Current liabilities	(9,976,507)	(3,194,028)	(9,958,059)	(1,250,701)	(24,379,295)
Non-current liabilities	(278,215)	(1,718,332)	(1,344,367)	—	(3,340,914)
Total liabilities	(10,254,722)	(4,912,360)	(11,302,426)	(1,250,701)	(27,720,209)
Net assets	14,923,055	9,226,343	15,289,057	123,037,566	162,476,021

	As of December 31, 2012
	China VAS, mobile & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Current assets	43,066,055	5,227,247	12,536,720	90,126,983	150,957,005
Non-current assets	1,961,265	7,393,486	14,468,275	29,634,541	53,457,567
Total assets	45,027,320	12,620,733	27,004,995	119,761,524	204,414,572
Current liabilities	(7,023,863)	(3,326,332)	(12,715,073)	(2,738,423)	(25,803,691)
Non-current liabilities	(240,176)	(1,602,210)	(1,597,943)	—	(3,440,329)
Total liabilities	(7,264,039)	(4,928,542)	(14,313,016)	(2,738,423)	(29,244,020)
Net assets	37,763,281	7,692,191	12,691,979	117,023,101	175,170,552

The following table summarizes the Group’s gross revenues by geographic region based on the location of the customers:

	2010	2011	2012
	$	$	$
PRC	57,691,760	35,570,974	31,980,685
Indonesia	1,805,746	8,196,431	3,977,308
Singapore	11,596,837	15,096,754	9,205,816
Malaysia	613,682	1,813,014	987,067

The following table summarizes the Group’s long-lived assets by geographic region:

	As of December 31,
	2011	2012
	$	$
PRC	23,078,946	14,684,605
Indonesia	24,028,344	24,307,843
Singapore	15,780,315	12,838,262
Malaysia	526,116	1,626,857

The following table summarizes the Group’s net assets by geographic region:

	As of December 31,
	2011	2012
	$	$
PRC	36,197,110	50,486,621
Indonesia	108,629,196	112,114,912
Singapore	17,484,937	12,923,192
Malaysia	164,778	(354,173)

Note 23 - Other operating income	12 Months Ended
Dec. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
23 Other operating income

	Year ended December 31,
	2010	2011	2012
	$	$	$
Unrealized gain on marketable securities	—	—	6,742,971
Dividend income from short-term investments	—	314,300	364,027
Gain on sales of short-term investments	—	4,962,873	27,938,014
Total other operating income	—	5,277,173	35,045,012

In 2012, we classified short-term investments in securities as being held-for-trading and recognized any corresponding gains and losses on disposal or unrealized gains or losses as other operating income, we deemed trading in quoted securities as one of our principal activities.

Note 24 - Risks and uncertainties	12 Months Ended
Dec. 31, 2012
Concentration Risk Disclosure [Text Block]
24 Risks and uncertainties

(a) Dependence on the Operators

In 2012, 68%, 8% and 24% (2011: 59%, 28% and 13%) of the Group’s gross revenue is contributed by China VAS, mobile game and PC game segment in China, Media Content segment in Singapore and Indonesia VAS in Indonesia, respectively. The Group’s PRC and Indonesia VAS revenue is mainly derived from cooperative arrangements with the operators in the PRC and Indonesia. If the strategic relationship with the Operators in the PRC and Indonesia are terminated or scaled back or if the operators alter the revenue-sharing arrangements, the Group’s VAS business would be adversely affected. Revenues and amounts due from operators that account for more than 10% of the Group’s gross revenues and accounts receivable in a particular year are as follows:

PRC

•
Revenues earned from China Mobile for the years ended December 31, 2010, 2011 and 2012 were $37.6 million, $25.2 million and $21.8 million, respectively, representing 52%,71% and 69%of gross revenues, respectively.

•	Amounts due from China Mobile as of 2011 and 2012 amounted to $7.8 million and $5.8 million respectively, representing 87% and 92% of accounts receivable, respectively.

•
Revenues earned from China Telecom for the years ended December 31, 2010, 2011 and 2012 were $9.6 million, $6.8 million and $4.8 million respectively, representing 13%, 17% and 15% of gross revenues, respectively.

•	Amounts due from China Telecom as of 2011 and 2012 amounted to $0.4 million and $0.5 million respectively, representing 5% and 8% of accounts receivable, respectively.

Indonesia

•
Revenues earned from Telkomsel for the years ended December 31, 2010, 2011 and 2012 were $1.1 million, $5.6 million and $0.9 million, respectively, representing 63%, 68% and 25% of Indonesia gross revenues, respectively.

•	Amounts due from Telkomsel as of 2011 and 2012 amounted to $4.0 million and $1.1 million, respectively, representing 81%, and 24% of accounts receivable, respectively.

•
Revenues earned from Indosat for the years ended December 31, 2010, 2011 and 2012 were $0.3 million, $0.4 million and $0.5 million, respectively, representing 18%, 5% and 13% of Indonesia gross revenues, respectively.

(b) Credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term investments and accounts receivable. The Group has $125.4 million in cash and cash equivalents and short-term investments. The Group has $35.8 million in cash, bank deposits and money market funds in the PRC, which constitute 28.5% of total cash and cash equivalents and short-term investments. In the event of bankruptcy of one of the financial institutions in which the Group has deposits or investments, it may be unlikely to claim its deposits or investments back in full.

Accounts receivable are typically unsecured and derived from revenue earned from customers, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within its expectations. The Group has $17.0 million and $14.3 million in accounts receivables as of December 31, 2011 and 2012, respectively.

(c) Foreign exchange risk

The Group’s  sales, purchase and expense transactions are generally denominated in RMB,  SGD and IDR and a  significant portion of the Group’s assets and liabilities are denominated in IDR and RMB. The RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies and require certain supporting documentation in order to affect the remittance.

There are currently no such legal foreign exchange controls in Singapore and Indonesia.

(d) Legal and regulatory uncertainties

PRC

The Chinese market poses certain legal and regulatory risks and uncertainties to the Group’s operations. These uncertainties extend to the ability of the Group to develop its telecom VAS business and to provide internet services in the PRC. Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain.  In addition, the telecommunication and internet industries remain highly regulated. Restrictions are currently in place or are unclear with regard to which specific industry segments foreign-owned entities, like the Group, may operate. The Group’s legal structure and scope of operations in the PRC could be subject to restrictions which could result in severe limitations on the Group’s ability to conduct business in the PRC, and this could have a material adverse impact on the Group’s financial position, results of operations and cash flows.

Indonesia

The Group operates in a legal and regulatory environment in Indonesia that is undergoing change. The reformed regulation of the Indonesian telecommunications sector, which was initiated by the Indonesian Government in 1999, has to a certain extent resulted in the liberalization of the telecommunications industry, including facilitation of new market entrants for telecommunications service providers and changes to the competitive structure of the telecommunications industry.  As we rely on our partnership with the telecommunications service providers and depend to a significant degree on the uninterrupted operation of their network to provide our VAS services, any disruption could have a material adverse impact on the Group’s financial position, results of operations and cash flows.

The Board of Indonesian Telecommunication Regulatory (“BRTI”) through its circular letter dated 18 October 2011 No. 177/BRTI/X/2011 addressed to ten telecommunication network operators has requested those operators to cease promoting premium messages through SMS broadcast, pop-screen, voice broadcast, and to deactivate all premium messages such as SMS, MMS, ring tone, games and wall paper until a period of time to be further determined by BRTI. The process of deactivation is done by issuing notification to deactivate and information on how to re-activate by those who intends to re-subscribe without charging additional re-activation costs. This circular letter was issued as a response to public complaints against operators of premium messaging.

Note 25 - Employee Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Employee Benefit Plans [Text Block]
25 Employee Benefits

PRC contribution plan

Full-time  employees  of  the  Company,  its  subsidiaries  and  VIEs  in  the  PRC  participate  in  a  government-mandated  multi- employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance,  employee housing fund  and other welfare benefits are provided  to employees. Chinese labor regulations require that the Company and its subsidiaries accrue for these benefits based on certain percentages of the employees’ salaries. The total expenses for such employee benefits were $1,055,043, $892,016 and $798,345 for the years ended December 31, 2010, 2011 and 2012, respectively.

Singapore contribution plan

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity such as the Central Provident Fund or pension on a mandatory, contractual or voluntary basis. The entity will have no legal or constructive obligation to pay further amounts once the contributions have been paid. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in the consolidated statement of operations and comprehensive income/loss in the periods during which services are rendered by employees. In 2010, 2011 and 2012, the Group, via its Singaporean subsidiary acquired in 2010, recorded an expense of $286,262, $339,710 and $345,297 respectively.

Indonesian contribution plan

PT Linktone, the Group’s Indonesian subsidiary acquired in 2010, has a defined contribution pension program in which it had entered into a Cooperation Agreement Pension Benefit Service Program with the Financial Institution Pension Fund in October 2009 for an indefinite period of cooperation. The total provision for such employee benefits of $18,398, $23,176 and $18,864 was charged to the statement of operations and comprehensive income/loss during the year ended December 31, 2010, 2011 and 2012, respectively.

Note 26 - Statutory Reserves	12 Months Ended
Dec. 31, 2012
Statutory Reserves Disclosure [Text Block]
26 Statutory Reserves

The Company’s subsidiaries and VIEs in the PRC must make appropriations from after-tax profits to non-distributable reserve funds. Its subsidiaries, in accordance with the laws on Enterprise with Foreign Investment in China, must make appropriations to (i) a general reserve and (ii) an enterprise expansion fund. The general reserve fund requires annual appropriations of 10% of after-tax profit, as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) at each year end, until such fund has reached 50% of the subsidiary’s registered capital. The enterprise expansion fund appropriation is at the subsidiary’s discretion. The Company’s VIEs, in accordance with PRC Company Laws, may make appropriations to (i) a statutory reserve fund and (ii) a discretionary surplus fund. The statutory reserve fund requires annual appropriations of 10% of after-tax profit, as determined under PRC GAAP at each year end, until such fund has reached 50% of the VIE’s registered capital. Discretionary surplus fund appropriation is at the VIE’s discretion.

The general reserve fund and statutory reserve fund can only be used for specific purposes, such as offsetting of accumulated losses, enterprise expansion or increasing the registered capital. The enterprise expansion fund is generally used to expand the production and operations; however, it also may be used for increasing the registered capital. The discretionary surplus fund may be used for any purposes at management’s discretion. These funds are not transferable to the Company in the form of cash dividends, loans or advances.

As of December 31, 2011 and 2012, the Group had balance of $2,466,165 and $2,499,512 in these non-distributable reserve funds. No transfers were made to reserve funds in 2011 and $33,347 transfer was made in 2012 in one of the VIEs due to an increase in its registered capital.

Note 27 - Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
27 Income taxes

Cayman Islands, British Virgin Islands and UAE

Under the current laws of the Cayman Islands, British Virgin Islands and UAE, Linktone, Brilliant, Ojava Overseas and Linktone International are not subject to tax on income or capital gains.

Hong Kong

Under the current laws of Hong Kong, Noveltech, InnoForm HK and Linktone Media are subject to tax on income in Hong Kong at 16.5%.

Indonesia

Under the current laws of the Republic of Indonesia, PT Linktone and Cakrawala is subject to tax on income at 25%.

Singapore

Under the current laws of the Republic of Singapore, InnoForm Media and its subsidiaries in Singapore are subject to tax  on income at 17%.

Malaysia

Under the current laws of Malaysia, InnoForm Malaysia is subject to tax on income at 25%.

PRC

On March 16, 2007, the National People’s Congress of China approved the new Enterprise Income Tax Law of the PRC (the “new EIT law”), which is effective from January 1, 2008.

The new EIT law imposes a unified income tax of 25%. The new EIT law allows a five-year transitional period for entities established before March 16, 2007 that enjoyed a reduced tax rate or a tax holiday under the old EIT law. The transitional rule generally provides for a gradual increase to 25% and, where applicable, continuation of prior tax holidays until their expiration otherwise provided under the old EIT law. Under the new EIT law, qualified and approved high and new technology enterprises enjoy a preferential income tax rate of 15%.

The applicable income tax rates for the Group’s PRC subsidiaries and VIEs vary. Linktone Consulting, Weilan, Ruida, Wei Lian, Lang Yi, Xian Feng and Xintong’s applicable tax rates are 25% starting 2008.

Zhong Tong, Linktone Software, Wang You and Ling Yu are located in either the economic development zones in coastal cities or the Pudong new district. Accordingly, they are subject to a preferential statutory rate of 15% pre-2008. The reduced tax rate is transitioned to 25% starting in 2008 and the transitional rates are 20%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012, respectively.  From 2012 onwards, tax rates for Zhong Tong, Linktone Software, Wang You and Ling Yu is 25%.

Huitong and Linktone Internet are foreign investment production enterprises located in a coastal economic development zone in the old urban district. Huitong was recognized as high and new technology enterprise (“HNTE”) by the tax bureau in May 2010 and, therefore, entitled to a favorable tax rate of 15% for the years 2009 to 2011, subject to meeting certain criteria on an annual basis.  In 2012, Huitong received renewed HNTE certificate that is valid for the years 2012 – 2014.  Linktone Internet started its tax holiday of two years exemption followed by three years of 50% reduced tax rate from 2005 and enjoyed 12.5% tax rate in 2008 and 2009. Its applicable tax rate starting 2010 is 25%.

Yuan Hang, Cosmos, Lian Fei and Beijing Ojava were high and new technology enterprises prior to January 1, 2008 and enjoyed a reduced tax rate of 15% and tax holiday of either two or three years of exemption followed by three years of 50% reduced tax rate. Yuan Hang’s tax holiday started in 2004 and expired in 2008. Cosmos’ tax holiday started in 2003 and expired in 2008. Lian Fei’s tax holiday started in 2002 and expired in 2007. Beijing Ojava’s tax holiday started in 2004 and expired in 2009. Furthermore, Yuan Hang, Cosmos, and Beijing Ojava qualified as high and new technology enterprises, which is effective starting in 2008 and enjoyed the reduced tax rate of 15%, instead of the tax holiday for Cosmos and Beijing Ojava, for 2009 and 2010. In 2011, Yuan Hang qualified as a high and new technology enterprise and will continued to be entitled to reduced tax rate of 15% from 2011 to 2013, subject to meeting certain criteria on an annual basis. Cosmos, Lian Fei and Beijing Ojava did not qualify as high and new enterprises and the applicable tax rates will be at 25%.

Letang qualified as a comic and animation enterprise in 2010 and was therefore entitled to a two year national and local tax exemption followed by three years of 50% reduction in national and local income tax rates. The qualification for the preferential tax rate needs to be applied to and re-approved on an annual basis.  Letang started its tax holiday of two years exemption from 2010.

Unilink, Qimingxing and Lianyu are considered as small businesses and are taxed based on the deemed profit method.

The new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) also impose a 10% withholding income tax  for dividends distributed by a foreign invested enterprise to its immediate holding company outside the PRC, which were exempted under the previous income tax and rules. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company.

According to the relevant PRC regulations, dividends on profit earned before January 1, 2008 are not subject to the withholding income tax, while the dividend on profits earned after January 1, 2008 are subject to the withholding income tax. However as of December 31, 2012, the Group did not make any provision on withholding tax of profit earned by some of its PRC subsidiaries in 2011 because based on the business plan for the foreseeable future, there is no plan to distribute the retained earnings of the Group’s PRC subsidiaries as it intend to retain such cash for re-investment in the PRC operations.

In accordance with the PRC Income Tax Laws effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises, subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. The Group’s non-PRC entities, if considered a PRC tax residence enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on their worldwide income. Income (loss) before income taxes from continuing operations consists of:

	Year ended December 31,
	2010	2011	2012
	$	$	$
Cayman	(2,879,085)	5,528,390	20,878,593
Indonesia	2,673,218	3,077,937	(1,417,674)
Singapore	(1,710,126)	(1,114,203)	(1,663,174)
Malaysia	223,771	(106,148)	(517,183)
PRC	2,539,084	201,652	(6,219)

Total income before taxes from continued operations	846,862	7,587,628	17,274,343

The (provision for) benefit from taxes on income from continuing operations consists of:

	Year ended December 31,
	2010	2011	2012
	$	$	$
Current	(1,805,227)	(763,341)	466,010
Deferred	365,966	(536,640)	794,598

Total	(1,439,261)	(1,299,981)	1,260,608

The  following  is  reconciliation  between  the  statutory  Enterprise  Income  Tax  rate  and  the  Group’s  effective  tax  rate  for continuing operations:

	Year ended December 31,
	2010	2011	2012

Statutory Enterprise Income Tax rate	25%	25%	25%
Effect of tax holiday	(20)%	(1)%	–
International tax rate differences	95%	(19)%	(29)%
Non-deductible expenses/non-taxable income	4%	17%	1%
Change in valuation allowance	2%	(17)%	(1)%
PRC tax rate differences	(33)%	–	–
Adjustment to prior-year tax provision	97%	(6)%	(3)%
Deferred tax on outside tax basis	–	(2)%	–
Expired carry forward tax losses	–	20%	–
Effective EIT rate for continuing operations	170%	17%	(7)%

The aggregate effect of the tax holiday in 2010, 2011 and 2012 was $173,172, $90,445 and $16,904 respectively.

The Group’s deferred tax assets and deferred tax liabilities at each balance sheet date are as follows:

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Intangible and other assets	127,067	-
Deferred revenue	69,090	63,318
Accrued liabilities and other payables	3,192,891	2,439,494
Advertising expenses	560,229	459,486
Net operating losses	1,956,003	1,714,014
Others	176,113	912,762
Total deferred tax assets for continuing operations	6,081,393	5,589,074
Valuation allowance for continuing operations	(2,884,640)	(2,722,886)
Total deferred tax assets for discontinued operations	4,420,487	4,342,076
Valuation allowance for discontinued operations	(3,682,878)	(3,657,427)
Total deferred tax assets, net of valuation allowance	3,934,362	3,550,837

Deferred tax liabilities:
Accrued income	(2,466,905)	(1,888,837)
Intangible assets	(2,572,958)	(1,989,206)
Others	(188,390)	(225,048)
Deferred tax liabilities for continuing operations	(5,228,253)	(4,103,091)
Deferred tax liabilities for discontinued operations	(737,609)	(684,649)
Total deferred tax liabilities	(5,965,862)	(4,787,740)
Net deferred tax liabilities	(2,031,500)	(1,236,903)

Deferred tax assets — current	486,176	732,987
Deferred tax liabilities — current	(126,034)	(516,756)
Deferred tax assets — non-current	369,706	729,386
Deferred tax liabilities — non-current	(2,761,348)	(2,182,520)
Net deferred tax liabilities	(2,031,500)	(1,236,903)

The Group’s valuation allowance movements during 2011 and 2012 are as follows:

	Year ended December 31,
	Continuing Operations		Discontinued Operations
	2011	2012	2011	2012
	$	$	$	$
Beginning Balance	2,139,558	2,884,640	5,320,546	3,682,878
Movement	634,103	(169,282)	(1,835,533)	–
Translation Difference	110,979	7,528	197,865	(25,451)
Ending Balance	2,884,640	2,722,886	3,682,878	3,657,427

Management has assessed whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group recorded a valuation allowance of $6,567,518 and $6,380,313 as of December 31, 2011 and 2012, respectively, to reduce the deferred tax assets to the amount management believes is more likely than not realizable.

The Group has a net tax operating loss carry forward of $22,189,940 attributed to 15 PRC subsidiaries (including discontinued operations of $16,601,753) as of December 31, 2012. The net operating losses will expire between 2011 and 2015 if unutilized.

The Company intends to permanently reinvest all undistributed earnings of its foreign subsidiaries as of December 31, 2012. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

During  the  year  ended  December 31,  2007,  the  Company  recorded  a tax provision of $100,671 related to uncertain tax positions on promotional and research and development expenses. It is possible that the tax position will change in the next twelve months; however, an estimate of the range of the possible change cannot be made at this time.

	Year ended December 31,
	2011	2012
	$	$
Beginning and ending balance	100,671	100,671

The Group recognizes interest and penalties related to uncertain tax positions in income tax expense. The Group recorded  accrued interest expense of $159,656 and $190,636 as of December 31, 2011 and 2012, respectively. Provision for penalties of $50,336 was brought forward since 2007.

In  general,  the  PRC  tax  authority  have  up  to  five years to conduct examinations  of  the tax filings, accordingly, the PRC entities' tax years 2008 through 2012 remains open to examination by the PRC tax authority. The Indonesia  and  Singapore  subsidiaries'  tax filings for 2010 through 2012 remains open to examination by the respective tax authority.

Note 28 - Stock option plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
28 Stock option plans

The Board of Directors approved two stock options plans: the 2000-1 Employee Stock Option Scheme and 2003 Stock Incentive Plan (together referred to as “2003 Plans”) in November 2003. The 2003 Plans govern all stock incentive awards since November 2003. The plans provide for the grant of share options to employees, directors and consultants. Options are granted with a term of up to 10 years and generally vest over service periods that range from one to four years. The plans are administered by the Compensation Committee designated by the Board of Directors.

The awards under the 2003 Plans are evidenced by an award agreement which contains, among other things, provisions, concerning exercisability and forfeiture upon termination of employment or consulting arrangement (by reason of death, disability, retirement or otherwise) as have been determined by the Board of Directors. In addition, in the case of stock options, the award agreement also specifies whether the option constitutes an ISO or a non-qualified stock option (also known as NQSs) and may but need not, include a provision whereby a grantee at any time during his or her employment with the Company may exercise any part or all of the award prior to full vesting of the awards.

The 2003 Plans include a mechanism for an automatic annual increase in the number of ordinary shares available under the plan equal to the lesser of 2.5% of the total shares outstanding or 15,175,000 ordinary shares, which is known as the evergreen provision. A total of 85,893,917 and 96,094,388 ordinary shares were available for issuance under both plans as of December 31, 2011 and 2012 respectively. 304,900 and no new shares were issued from the exercise of stock options in the year ended December 31, 2011 and 2012, respectively.

Stock-based compensation cost

The compensation  cost charged  as an  expense was  $204,949, $133,917 and $156,367 for the years ended  December 31, 2010, 2011  and  2012,  respectively,  which was recorded  in general and administrative expenses.

Valuation assumptions

The Company calculated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model. The following are the assumptions used for each respective period (no new options were issued during the year ended December 31, 2010 & 2012):

		Year ended December 31,
		2010	2011			2012
Risk-free interest rate (%)	(1)	—	1.20	-	2.50	—
Expected life (years)	(2)	—		6		—
Expected dividend yield (%)		—		—		—
Volatility (%)	(3)	—	63	-	65	—

(1)	The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury zero-coupon yield in effect at the time of grant.

(2)
In the absence of sufficient historical data in the exercise behavior of the option holders, the Company continued to use the simplified method, under which the expected term is based on the mid-point between the vesting date and the end of the contractual term.

(3)	The Company used its own historical data to estimate the stock price volatility.

Award activity information

The  following  table  summarizes  the  option  activity  under  the  Company’s  stock  option  (shares)  program  for  the  periods presented:

Share options granted to employees	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
		$		$
Outstanding, December 31, 2011	7,603,700	0.22	8.06	10,309
Forfeited	(494,700)	0.65	—	—
Outstanding, December 31, 2012	7,109,000	0.19	7.38	686,900
Vested and expected to vest as of December 31, 2012	7,109,000	0.19	7.38	686,900
Exercisable as of December 31, 2012	5,109,000	0.22	6.90	433,900

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares as of December 31, 2012 for those awards that have an exercise price currently below the fair value of the Company’s shares. The total intrinsic value of options exercised during 2010, 2011 and 2012 was $18,237, $13,568 and nil, respectively.

The weighted-average estimated fair value of options granted to employees of the Group 2011 was $0.08 per option, respectively. The weighted average fair value of options vested during the years ended December 31, 2010, 2011 and 2012 was $0.12, nil and nil per option, respectively.

The following is additional information relating to options outstanding as of December 31, 2012:

			Options outstanding as of December 31, 2012			Options exercisable as of December 31, 2012
Range of exercise price			Options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price ($)	Number exercisable	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
$0.07	~	$0.11	2,500,000	8.88	0.11	1,250,000	8.88	0.11
$0.15	~	$0.29	4,270,000	6.96	0.18	3,520,000	6.71	0.18
$0.68	~	$0.78	119,000	2.29	0.69	119,000	2.29	0.69
$1.02	~	$1.40	220,000	1.16	1.08	220,000	1.16	1.08
			7,109,000	7.38	0.19	5,109,000	6.90	0.19

As of December 31, 2012, there was $0.2 million of unrecognized share-based compensation cost related to share options issued to employees, which is expected to be recognized over a weighted-average vesting period of 1.55 years. To the extent the actual forfeiture rate is different from current estimates, actual share-based compensation related to these awards may be different from the expectation. The expected forfeiture rate of the stock options granted as of December 31, 2012 is nil.

Note 29 - Related party transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
29 Related party transactions

Due from (to) related parties include:

	As of December 31,
	2011	2012
	$	$
Accounts receivable (i), (ii)	2,359,182	1,641,016
Receivable from other related parties	16,268	115,385
Due from related parties	2,375,450	1,756,401

Payable to other related parties	(16,198)	(456,765)
Due to related parties	(16,198)	(456,765)

The Group and the following entities are under the common control:

1)	MNC

2)	Infokom

3)	PT Rajawali Citra Televisi Indonesia (“RCTI”)

4)	Global TV

5)	Sky Vision

(i)
In  October 2009,  PT  Linktone  entered  into  cooperation  agreements  with  Infokom  and  MNC.  Infokom is an Indonesia corporation and a subsidiary of GMC.  Pursuant to these agreements, PT Linktone operated its VAS business in Indonesia through the VAS access numbers owned by Infokom and MNC. From September 1, 2010, the PT Linktone acquisition closing date, to December 31, 2010, PT Linktone’s total revenue generated from the VAS Short Codes owned by Infokom was $1,569,369. PT Linktone’s total revenue generated from the VAS access number owned by MNC was $260,239.In 2011, PT Linktone has successfully changed the ownership of VAS access number owned by MNC to PT Linktone. Total revenue generated from the use of short codes owned by Infokom and self-owned was $4,671,003 and $2,316,087. As of December 31, 2011, amounts due from Infokom was $2,333,799.

In 2012, total revenue generated from the use of short codes owned by Infokom was $1,879,218. As of December 31, 2012, amounts due from Infokom was $1,609,155 .

PT Linktone  also  purchases  VAS  contents from  MNC  and  its  subsidiaries  for  its  operation.  From  September 1,  2010,  the acquisition date, to December 31, 2010, PT Linktone purchased contents of $354,620 from MNC and its subsidiaries.

In 2011 and 2012, PT Linktone recorded total fees payable to Infokom of $326,490 and $202,805, respectively.

(ii)
In 2010, 2011 and 2012, PT Linktone has generated revenue other than VAS including TV promotions and trading from MNC amounting to nil, $264,053 and $11,757 respectively. As of December 31, 2011 and 2012, amounts due from MNC was $25,383and 31,861 respectively.

(iii)
In October 2009, PT Linktone entered into another cooperation agreement with MNC whereby MNC agreed to promote PT Linktone’s products, programs or content on three television stations owned by MNC — PT Rajawali Citra Televisi Indonesia (“RCTI”), PT Cipta Televisi Pendidikan Indonesia (“MNC TV”) and PT Global Informasi Bermutu (“Global TV”). As compensation, RCTI, MNC TV and Global TV each receive a percentage of the revenue generated when customers used the short code suffix specific to their respective television program. PT Linktone also provides SMS services, such as SMS polling for each television station’s entertainment programs, in exchange for a percentage of the revenues generated by such services. The term of this agreement is five years from the date of the agreement. From September 1, 2010 to December 31, 2010, PT Linktone paid each of MNC TV and Global TV $0.1 million. In 2011, PT Linktone paid each of MNC TV and Global TV $0.7 million. In 2012, PT Linktone paid MNC TV $170,093.  In 2012, revenue generated from our cooperation with RCTI was $0.6 million. In 2010 and 2011, such revenue was   insignificant.

(iv)	Short-term investments

On December 20, 2010, the Group  purchased secured notes issued by Aerospace Satellite Corporation Holding  (“Aerospace Satellite”),  a  wholly  owned  subsidiary  of  Sky  Vision (an affiliate of MNC),  for  consideration  of  $20,000,000.  The secured notes are traded on Singapore Exchange Ltd., due November 16, 2015, bear interest at a rate of 12.75% per annum, and are payable semi-annually in arrears. The secured notes are guaranteed by Sky Vision. The fair value of the secured notes as of December 31, 2010 of $19,800,000 was based on the quoted market price on December 31, 2010. The corresponding interest of $318,750 has been recorded in interest income. The Group sold the notes in 2011 and realized a gain of $1,110,646.

In 2011, the Group purchased 357 million common shares of GMC, through the open market, at an average price of IDR826 ($0.095) per share. Net unrealized gain of available-for-sale investment included in other comprehensive income amounted to $4,453,157 for the year ended December 31, 2011.

In 2012, the Group sold 357 million common shares of GMC, through the open market, and recorded realized gain of $27.9 million   on the sale of investment. The proceeds from sale was used to purchase 708 million common shares of PT Bhakti Investama, holding company of GMC, 53 million common shares of MNC and 65 million common shares of PT Sky Vision Tbk.  Net unrealized gain of $6.7 million on the marked-to-market valuation of these quoted investments were recorded as other operating income for the year ended December 31, 2012.

(v)	Credit facility

In October 2010 and May 2011, a bank in Singapore extended a term loan of S$2 million and credit facility to the Group’s subsidiary, InnoForm, with a total facility limit of S$10 million ($7.7 million), a sub-limit of S$3 million ($2.3 million) for overdraft facility.  The facilities are secured by a corporate guarantee from MNC. As of December 31, 2012, the Group utilized $5.1 million (2011: $4.3 million) of the credit facility on revolving loan and  $0.5 million (2011: $1.0 million) of the term loan was outstanding.

(vi)	Distribution of MNC content

In January 2012, Innoform International Ltd (“IIL”) entered into a distributorship agreement with MNC International Ltd (“MIL”) whereby MIL agreed to appoint IIL to be its non-exclusive distributor to distribute and market certain television programs and channels outside of Indonesia.  MIL is an indirect subsidiary of GMC.  As compensation, IIL is entitled to any income generated from the distribution of such programs and channels after paying certain fixed fees to MIL. In 2012, IIL generated $1,243,710 in revenues from this distributorship agreement, of which $1,133,646 was paid to MIL.  As of December 31, 2012, amount payable to MIL was $448,021.

(vii)	Acquisition of Okezone.com

In May 2012, the Group acquired online portal okezone.com and certain fixed assets with carrying value of IDR 1.7 billion ($0.2million) from PT Okezone, a subsidiary of MNC, for IDR 4.5 billion ($0.5million).

(viii)	Loan from related party

In 2012, PT Linktone obtained a loan of $518,500 (IDR 5.0 billion) from MNC at interest rate of 8% per annum.

(ix)	Refer to Note (6) for acquisitions of Letang, Innoform, PT Linktone, GLD, and Okezone.com.

Note 30 - Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
30 Commitments and contingencies

(a) Operating lease commitments

The Group rents offices under operating lease agreements. As of December 31, 2012, the net aggregate minimum future lease payments under non-cancelable operating leases are as follows:

$
2013	765,146
2014	368,703
2015	25,029
Total	1,158,878

As of December 31, 2012, the Group had no operating lease commitments beyond 2015.

For the years ended December 31, 2010, 2011 and 2012, the Group incurred total office rental expense of $760,982, $677,569 and $752,784  respectively.

(b) Standby letter of credit (“SBLC”)

In 2012, a bank issued a SBLC on behalf of one of the subsidiaries of the Group, Innoform Media Pte Ltd, for amount $2.59 million to a licensor to guarantee payment of quarterly instalments of minimum guarantees under a licensing contract for 2 years from September 2012.

Note 31 - Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]	31 Subsequent events Management has reviewed the events occurring after the date of the Consolidated statements of operations and comprehensive income and no material matters were noted.

Note 32 - Additional information - Condensed financial statements of the Company	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements [Text Block]
32 Additional information — Condensed financial statements of the Company

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings after certain appropriations to statutory reserves, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these and other restrictions under PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of cash, dividends, loans or advances. The restricted portion amounted to $40.2 million and $44.5 million, or 26% and 29%, of the Company’s total consolidated net assets as of December 31, 2011 and 2012, respectively. Even though the Company currently does not require any such dividends, loans or advances from its PRC subsidiaries and affiliates for working capital and other funding purposes, the Company may in the future require additional cash resources from our PRC subsidiaries and VIEs due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends or distributions to the Company’s shareholders.

The condensed financial statements of the Company are presented below.

a) Condensed balance sheets

		As of December 31,
	Note	2011	2012
		$	$
Assets
Current assets:
Cash and cash equivalents		5,506,797	3,827,621
Short-term investments		38,434,951	68,580,354
Deposits and other current assets		477,863	178,401
Total current assets		44,419,611	72,586,376
Investments in subsidiaries and VIEs	d	74,547,895	61,898,056
Due from subsidiaries and VIEs		21,874,218	23,197,177
Other long-term assets		140,103	32,967
Total assets		140,981,827	157,714,576
Liabilities and shareholders’ equity
Current liabilities:
Accrued liabilities and other payables		851,646	785,449
Total current liabilities		851,646	785,449
Due to subsidiaries and VIEs		300,000	1,575,830
Total liabilities		1,151,646	2,361,279

Shareholders’ equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 421,435,030 shares issued and 410,422,650 outstanding as of December 31, 2011 and 421,435,030 shares issued and 408,018,820 outstanding as of December 31, 2012)		42,144	42,144
Additional paid-in capital		137,745,875	137,902,242
Treasury stock		(1,425,204)	(1,905,608)
Accumulated other comprehensive income:
Unrealized gain on investment in marketable securities		4,453,157	—
Cumulative translation adjustments		10,973,973	11,407,104

Accumulated losses	(11,959,764)	7,907,415
Total shareholders’ equity	139,830,181	155,353,297
Total liabilities and shareholders’ equity	140,981,827	157,714,576

b) Condensed statements of operations and comprehensive income/ (loss)

	Year ended December 31,
	2010	2011	2012
	$	$	$

Net revenues	–	–	–
Cost of revenue	–	–	–

Gross profit	–	–	–
Total operating expenses	(2,070,580)	(1,325,077)	(2,114,554)
(Provision for impairment)/ Gain on recovery of bad debts	(1,139,810)	110,425	–
Other operating income	–	5,277,173	34,985,839

Loss from operations	(3,210,390)	4,062,521	32,871,285
Equity in profit (loss) of subsidiaries and VIEs, net	2,315,416	182,134	(12,668,663)
Interest income	–	1,088,391	5,002
Other income and interest income, net	316,249	(69,604)	(41,820)

Income (loss) before tax	(578,725)	5,263,442	20,165,804
Income tax expense	–	–	–

Net income (loss)	(578,725)	5,263,442	20,165,804
Other comprehensive income (loss)
Foreign currency translation adjustment	2,089,651	1,739,259	433,131
Unrealized gain on investments in marketable securities	1,939,473	2,076,434	(4,453,157)

Comprehensive income	3,450,399	9,079,135	16,145,778

c) Condensed statements of cash flows

	Year ended December 31,
	2010	2011	2012
	$	$	$
Net cash (used in) provided by operating activities	(1,984,322)	59,372	(9,686,327)
Net cash (used in) provided investing activities	(41,980,867)	(9,886,907)	12,649,839
Net cash (used in) provided by financing activities	31,164,425	(1,395,171)	(4,642,688)

Net decrease in cash and cash equivalents	(12,800,764)	(11,222,706)	(1,679,176)
Cash and cash equivalents, beginning of year	29,530,267	16,729,503	5,506,797

Cash and cash equivalents, end of year	16,729,503	5,506,797	3,827,621

d) Basis of presentation

The condensed financial statements of the Company have been prepared in accordance with U.S. GAAP, except for accounting of the Company’s subsidiaries and VIEs, and certain footnote disclosures as described below.

The Company is generally a holding company of certain subsidiaries and VIEs.  The Company records its investments in its subsidiaries and VIEs under the equity method of accounting.  Such investments are presented in the condensed balance sheets as “Investments in subsidiaries and VIEs” and 100% of the subsidiaries’ and VIEs’ profit or loss as “Equity in profit (loss) of subsidiaries and VIEs, net” in the condensed statements of operations and comprehensive income.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

e) Commitments, long term obligations and guarantees

The Company does not have any significant commitments, long-term obligations or guarantees as of any of the years presented, except for those disclosed in the consolidated financial statements (Note 30).

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents, Policy [Policy Text Block]
Cash equivalents and restricted cash

The Group considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are composed primarily of time deposits and investments in money market accounts that are stated at cost, plus accrued interest, which approximates fair value.

Cash that is legally restricted for withdrawal or use is recorded as restricted cash.

Investment, Policy [Policy Text Block]
Short-term investments

Short-term investments comprise time deposits with original maturity terms of more than three months but due within one year and marketable equity securities. In 2011, the marketable securities were classified as available-for-sale and carried at estimated fair value with unrealized gains or losses recorded as a component of accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are recognized in the statement of operations during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other than temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment and consideration of various factors including the severity and duration of the impairment, anticipated recovery, financial condition and near-term prospects of the investee, and our ability and intent to hold that security until the anticipated recovery in value occurs. Subsequent increases and decreases in the fair value of available-for-sale investments are included in comprehensive income except for another-than-temporary impairment, which is recognized in the statement of operations.  In 2012, due to an increase in trading activities of the Company, and as we deemed trading in quoted securities as one of our principal activities, the marketable securities purchased in 2012 were classified as held-for-trading and reported initially at fair value on the balance sheet. At each reporting date, these investments are remeasured and reported at fair value. Any unrealized gains or losses arising from changes in fair value are reported in income statement.  Realized gains or losses are recognized in the statement of operations during the period in which the gain or loss is realized.

The Company invests in marketable equity securities with the intent to make such funds readily available for operating or acquisition purposes and, accordingly, classifies them as short-term investments. Management determines the appropriate classification of its short-term investments and re-evaluates such determination at each balance sheet date.

The carrying values of time deposits approximate fair value because of their short maturities. The Company determines the fair value of marketable equity securities using quoted market prices. During the financial year, management evaluated and determined short term investments as being held-for-trading.

Receivables, Policy [Policy Text Block]
Accounts receivable

Accounts receivable is recorded at net realizable value, which includes an allowance for estimated uncollectible accounts to reflect any loss anticipated on the accounts receivable balances and charged to the provision for doubtful accounts.  An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is not likely to be recoverable. An account receivable is written off after all collection efforts have ceased.

Commitments and Contingencies, Policy [Policy Text Block]
Minimum guarantees

The Group is required to pay nonrefundable minimum guarantees to movie studios in order to obtain the exclusive licensing rights (in Singapore and Malaysia) to distribute various feature films and television series. These licensing rights are recorded as minimum guarantees on the consolidated balance sheet and subsequently charged to expense in accordance with the expected useful life of the license, which typically has a term of one to two years. If all or a portion of the minimum guarantee subsequently appears not to be recoverable through future use of the rights obtained under the license, the nonrecoverable portion shall be charged to expense.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market. Cost is calculated using a weighted-average cost formula and comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. For the years ended December 31, 2011 and 2012, the Group recorded a provision for stock obsolescence of $83,758 and $231,029 respectively. Inventory held at consignment locations is included in finished goods inventory as the Group retains full title and rights to the product.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Property and equipment are depreciated over their estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Office equipment	1-3 years
Computer hardware and other equipment	3-5 years
Motor vehicles	7-10 years
Leasehold improvements	the shorter of their estimated useful lives or the lease term
Buildings	45 years

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the relevant assets, and is recognized in the statement of operations and comprehensive income.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible assets

The Group applies the criteria specified in ASC 805 (“ASC 805”), “Business Combinations,” to determine whether an intangible asset should be recognized separately from goodwill. Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criteria. Under ASC 350, intangible assets with definite lives are amortized using the straight-line method over their respective estimated useful life. Intangible assets arising from business acquisitions are recognized and measured at fair value upon acquisition. Intangible assets are amortized over their estimated useful lives as follows:

Technology	1 - 5 years
VAS short codes licensed to PT Linktone	25 years
Customer base	1 - 4 years
Licenses	1 - 4 years
Partnership and non-compete agreements	1 - 5 years
Domain names	1 - 4 years
Software	1 - 10 years

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Under ASC 350, goodwill and certain other intangible assets deemed to have indefinite useful lives are not amortized but are tested for impairment annually, or more frequently if events or changes in circumstances indicate potential impairment. In December of each year, the Company tests impairment of goodwill at the reporting unit level, and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit.

The provisions of ASC 350 require that a two-step test be performed to assess goodwill for impairment. In the first step, an estimate of the fair value of the reporting unit is performed using expected future discounted cash flows and estimated terminal values. If the net book value of the reporting unit exceeds its fair value, the second step of the impairment test is performed, which requires allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to a purchase price allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any. No impairment of goodwill was recorded in 2010 and 2011.

The Group performed its annual goodwill impairment test as of December 31, 2012, and recorded impairment charge of $9.9 million relating to the reporting units of Media content and China VAS. In 2012, the Group determined that the economic interdependency between China VAS and mobile games is declining, and will continue to decline in the future, due to the change in target customers of the China VAS and mobile games businesses.  China VAS focuses on 2G and 2.5G mobile users, whilst mobile games’ focus has moved towards games distributed via the internet and Android/ iOS platforms. As such, the Group considered it appropriate to change the reporting unit of China VAS and mobile games to 2 reporting units – China VAS and Mobile Games. The reporting units as of December 31,2012 are China VAS, Mobile games, Indonesia digital media, Media content, PC games and Investment. No goodwill allocated to the Investment reporting unit.   The Group will continue to monitor the relationship of fair value to the recorded value of its consolidated net assets as economic events and changes occur, and it may perform interim impairment tests in the future. If future results are not consistent with its assumptions and estimates and/or there continues to be decline in the market capitalization, the Group may be required to record further impairment charges at a later date, which could materially and adversely affect our financial results.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360-10-15, “Impairment or Disposal of Long-Lived Assets.”

When these events or changes occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

The Group uses estimates and judgments  in  its  impairment  tests  and,  if  different  estimates  or  judgments  had  been  utilized,  the  timing  or  the  amount  of  the impairment charges could be different. No impairment of long-lived assets was recorded in 2010, 2011 or 2012.

Lease, Policy [Policy Text Block]
Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date, whether fulfillment of the arrangement is dependent on the  use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Finance leases that transfer to the Group substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the income statement.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term,

Operating lease payments are recognized as an operating expense in the income statement on a straight-line basis over the lease term.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Group recognizes revenues in the period in which the services are performed or the goods are delivered, provided that persuasive evidence of a contractual arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectibility is reasonably assured.

China VAS, mobile game & PC game

The Group’s revenues in the PRC are mainly derived from entertainment-oriented telecom value-added services, including Short Messaging Services (“SMS”), Multimedia Messaging Services (“MMS”), Wireless Application Protocol (“WAP”), JavaTM (“Java games”), Interactive Voice Response Services (“IVR”) and Ring Back (“RB”) services to phone users through various subsidiaries of China Mobile Communications Corporation (“China Mobile”), China United Communications Corporation (“China Unicom”), China Telecom Corporation (“China Telecom”) and China Netcom Corporation. Following the restructuring in the Chinese telecommunications industry initiated by the relevant PRC government authorities in May 2008, the previously existing operators have been consolidated into three new operators, namely China Mobile, China Unicom and China Telecom (collectively, the “Operators”), which can offer both mobile and fixed line services. Fees for these services are charged on a per message basis or on a monthly subscription basis, and vary according to the type of products and services delivered. The Group’s China VAS services are provided through codes the Group owns, known as “Access Codes” or “Short Codes”, which are special telephone numbers shorter than full telephone numbers widely used for value-added services, such as television program voting, ringtone ordering, charity donations and mobile services.

The Group contracts with the Operators for the transmission of telecom value-added services as well as for billing and collection services. The Group measures its revenues based on the total amount paid by its customers, for which the Operators bill and collect on the Group’s behalf. For this billing and collection service, the Operators retain a fixed percentage fee, which is reflected as a cost of revenue in the financial statements. In addition, for SMS and MMS services, the Operators charge the Group a network usage fee based on a fixed per message rate multiplied by the excess of messages sent over messages received. These network usage fees are likewise retained by the Operators, and are reflected as a cost of revenue in the financial statements. Network usage fees charged to the Group are reduced for messages received by the Group as the Operators separately charge the senders a fee for these transmissions. The Group has assessed its relationship with the Operators and the terms of the fee arrangements under ASC 605-45 (“ASC 605-45”), “Principal Agent Considerations” and has concluded that reporting the gross amount billed to its customer is appropriate based on the following factors:

•       The Group’s ability to provide customer support related to its services;

•       The Group’s ability to control the content of services and suppliers of that content as long as it does not violate applicable PRC law or the relevant policies of the Operators;

•       The Group’s assumption of all related legal and commercial risks arising from the content and services provided;

•       The Group’s assumption of risk of non-payment by customers; and

•       The Group’s ability to determine prices within ranges prescribed by the Operators.

For certain new RB contracts entered into in 2012 with the Operators, the Group assessed the terms of the arrangements with the Operators under ASC 605-45 and concluded that it acts as an agent of the Operators in these arrangements. RB revenue earned under these new contracts is recognized on a net basis, net of fees paid to Operators.

A substantial portion of the Group’s revenue from the PRC is recorded based on monthly statements received from provincial- level subsidiaries of the Operators. In certain instances, when a statement is not received within a reasonable period of time, the Group is required to make an estimate of the revenues and cost of revenue earned during the period covered by the statement. On a quarterly basis, the Group estimates a portion of its revenues using internally generated transmission data and  various other assumptions the Group has developed based on historical experience, that are believed to be reasonable under the circumstances. For the years ended December 31, 2010, 2011, and 2012,the variation between the actual revenue and prior estimates is 1.6%, 3.3% and 3.5%, respectively, of the Group’s revenues.

The Group licenses content from independent content providers. Certain of these agreements determine the fees payable for content based on a percentage of revenues of the Group generated from the use of the content. The Group records its revenues inclusive of fees to be paid to content providers as the Group acts as the principal in these arrangements. The fees paid to content providers are recorded in cost of revenue.

The Group’s mobile game service revenue is primarily derived from providing downloadable mobile games products to mobile game operators. The Group contracts with mobile game operators who in turn provide a platform for users to download the Group’s mobile games. The Group earns a fixed fee on a per download basis based on monthly or quarterly statements from the mobile game operators. The revenue is recognized on a gross basis when most of the gross indicators discussed above are met. If the gross indications are not met then revenue is recognized on a net basis.

The Group currently provides its PC game services through its subsidiaries, Brilliant, Wang You, and its VIE, Yuan Hang. The Group receives subscription fees from distributors for the sales of game cards, in either physical or virtual form, with a certain number of game points incorporated in the cards. The corresponding revenue is recognized as the game points are consumed by game players in games. Any sold game cards which are not activated by users and activated points which are not consumed in games constitute deferred revenue. Any game points held by players who are considered to be inactive are deemed consumed and recognized in revenue. The costs of PC game services include the cost of producing the game cards and bandwidth and server leasing charges.

Indonesian VAS

The Group’s revenues in Indonesia are derived from entertainment-oriented telecom value-added services to users of mobile telecommunications networks in Indonesia. The Group provides VAS services through agreements with Infokom, a related party, who in turn have cooperative arrangements with network operators in Indonesia as well as through agreements made directly with the operators in Indonesia. The Group assessed its relationship with Infokom and the network operators in Indonesia and the terms of the fee arrangements and determined that from the end users’ perspective, Infokom is responsible for fulfillment of the services for VAS services provided through Infokom.  Hence, under ASC 605-50, the Group characterized the revenue share attributable to Infokom as a reduction to the Group’s revenue for VAS services provided through Infokom.  In addition, the Group also assessed its relationship with the network operators in Indonesia for VAS services provided through agreements made directly with the Indonesia operators under ASC 605-45, and concluded that reporting the net amount received from the Indonesia operators as revenue is appropriate based on consideration that the operators bear a significant portion of the credit risk and have the latitude to establish the prices.

A substantial portion of the Group’s revenue from Indonesia is recorded based on monthly statements received from Infokom. In certain instances, when a statement is not received within a reasonable period of time, the Group is required to make an estimate of the revenues and cost of revenue earned during the period covered by the statement. On a quarterly basis, the Group estimates a portion of its revenues using internally generated transmission data and various other assumptions the Group has developed, that are believed to be reasonable under the circumstances. For the years ended December 31, 2010, 2011 and 2012, an immaterial amount of the Group’s revenues from Indonesia was based on management’s estimate.

Advertising revenue

The Group  derives  advertising  revenue from Okezone.com in Indonesia and mobile  advertising  from  China.   Advertising  revenue  on Okezone.com is recognized ratably  over  the  advertisement  period  as  specified in the contract  or  online  order.   For  mobile advertising in China, revenue is recognized  upon  receipt  of  payment  from third party internet companies advertisements  aggregators  such  as AdMob and Chartboost. Revenue (net of internet companies’ fees) is recognised when payment is received from third party internet companies, as the fees are not fixed and determinable until payment received.  In accordance with the agreements with these internet companies, they are only liable to pay the Group when payment is received from the advertisers.   As  such,  the  criteria  of  price  is fixed and determinable  is  met  only  when  payment  is  received  from the internet companies.

Media contents

The Group’s media sales arrangements are evidenced by sales agreements. The prices are stated in the agreements and not subject to adjustment. The Group recognizes revenue from the sale of goods when the risk of loss and title has been transferred to the customer, which usually occurs at the time shipment is made (i.e., destination point). For consignment sales, revenue is recognized when the Group receives notification that the goods have been sold by their customers. Revenue is not recognized to the extent where there are significant uncertainties regarding recovery of the consideration due, associated costs or the possible return of goods.  If it is probable that discounts will be granted and the amount can be measured reliably, the discount is recognized as a reduction of revenue when the sales are recognized.

Income Tax, Policy [Policy Text Block]
Income and other taxes

The Group accounts for income taxes pursuant to ASC 740 which requires the liability approach for financial accounting and reporting for income taxes. Under this approach, deferred taxes are provided for the tax consequences of temporary differences  by  applying  enacted  statutory  rates applicable to future  years  when  the differences  between  the  financial statement carrying amounts and the tax bases of existing assets and liabilities reverse. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax asset will not be realized.

The Group applies ASC 740, which provides guidance on the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. Interest and penalties related to uncertain income tax liabilities, if and when required, are classified as income tax expense.

PRC

The Group is also subject to business taxes of 3-9% on the provision of taxable services, which include services provided to customers and, in certain instances, consultancy services provided by certain subsidiaries to the VIEs. The related business taxes paid for the services provided to customers and consultancy services are recognized as a reduction of revenues and in operating expenses, respectively.

Huitong and Linktone Internet charge software license fees to the VIEs that are subject to value-added tax (“VAT”) at 17% (2011: 17%). The Group is entitled to a tax refund equivalent to the portion of VAT expense in excess of 3% (2010 and 2011: 3%).  The 3% portion of VAT expense is recognized as sales tax.

Singapore

Goods and services tax (“GST”) is a tax charged on the supply of goods and services made in Singapore and on the importation of goods into Singapore. The current rate for GST is 7% (2011: 7%). A company must be GST-registered to collect GST if its annual turnover exceeds SGD 1 million from the sale of taxable goods and services. GST-registered companies may also claim back the GST incurred on their business purchases.

Indonesia

VAT is imposed on importers, providers of most goods and services, and users of intangible goods. The current VAT rate is 10% (2011: 10%). The export of goods from Indonesia is zero-rated (i.e., subject to VAT at 0%) for all years presented.

Advertising Costs, Policy [Policy Text Block]
Advertising expenses

Advertising expenses generally represent the cost of promoting the Group’s products and services and are expensed as incurred. Advertising expenses totaled $1,892,109, $2,410,975 and $1,848,463 during the years ended December 31, 2010, 2011 and 2012 respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation

The Group applies the provisions of ASC 718 for share-based employee compensation arrangements. The guidance requires the measurement of the cost of employee services received in exchange for an award of equity instruments (such as employee stock options) at the fair value on the grant date. That cost will be recognized over the period during which an employee is required to provide services in exchange for the award (the requisite service period). The Group calculates the fair value of each option grant on the date of grant using the Black-Scholes option pricing model and recognizes the compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period of the award.

The determination of fair value of awards on the grant date using an option pricing model requires a number of complex and subjective assumptions, including our expected share price volatility over the term of the awards, the expected exercise behavior of our staff, and the expected dividend yield. The Group estimates the share price volatility based on the historical data. In the absence of sufficient historical data in the exercise behavior of our staff, the Group estimates for the short term using the simplified method which applies the mid-point of the life of the option and average vesting period.

In addition, the Group is required to estimate forfeitures at the time of grant and record share-based compensation expense only for those awards that are expected to vest. If actual forfeitures differ from those estimates, the Group may need to revise those estimates used in subsequent periods.

The assumptions and estimates used in calculating share-based compensation expense involve inherent uncertainties and the use of management judgment. Although the Group believes the assumptions and estimates made are reasonable and appropriate, changes in factors and assumptions could materially affect the results.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pensions and other post employment benefits

The Group participates in the national pension schemes as defined by the laws  of  the  countries  in  which it has operations. Contributions to the schemes are recognized as  an expense in the period in which the related service  is  performed. In particular, the Singapore companies in the Group make contributions to the Central Provident Fund scheme in Singapore, a defined contribution pension scheme. Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan.   The Group has no legal obligation for the benefits beyond the contributions in these 2 countries.

In Indonesia, one of the subsidiaries of the Group has a defined contribution pension plan covering substantially all of its eligible employees and an unfunded employee benefits liability in accordance with Indonesia’s Labor Law No. 13/2003 dated March 25, 2003 (the “Law”). The provision for the Law has been calculated by comparing the benefit that will be received by an employee at normal pension age from the pension plan with the benefit as stipulated under the Law after deduction of accumulated employee contributions and the related investment results. If the employer-funded portion of the pension plan benefit is less than the benefit as required by the Law, the Company will provide for such shortage.

The calculation of estimated liability of employees benefits is determined using the projected-unit-credit method. Actuarial gains and losses for defined benefit plans are recognized in full in the period in which they occur in other comprehensive income. Such actuarial gains and losses are also immediately recognized in retained earnings and are not reclassified to profit or loss in subsequent periods.

Subsidy Income [Policy Text Block]
Subsidy income

Local governments in some provinces in the PRC grant the Group subsidy income based on a certain percentage of  business taxes and income taxes paid by the Group either on a monthly or annual basis. The Group records such local government subsidy income in other income upon receipt. Local government subsidy income totaled $467,809, $20,406 and $346,526 during the years ended December 31, 2010, 2011 and 2012, respectively. Where applicable, subsidy income is netted off against individual lines in the income statement for which the expenses are incurred.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income/(loss)

Comprehensive income or loss is defined as the change in equity of the Group during a period from transactions and other events and circumstances, excluding transactions resulting from investments by owners and distributions to owners.  Accumulated other comprehensive income or loss of the Group includes cumulative foreign currency translation adjustments and unrealized gains or losses on short-term investments.

Earnings Per Share, Policy [Policy Text Block]
Earnings per share

In accordance with ASC 260, “Earnings Per Share,” basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by dividing net income by the weighted-average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Fair Value Measurement, Policy [Policy Text Block]
Fair value of financial instruments

The Group applies ASC 820-10 (“ASC 820-10”), “Fair Value Measurements and Disclosures,” which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows: observable inputs such as quoted prices in active markets (Level 1); inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets (Level 2); and unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions (Level 3). This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The carrying amount of the Group’s cash and cash equivalents, restricted cash, accounts receivable, loans receivable from related parties, deposits and other current assets, accounts payable, accrued liabilities and other payables approximate their fair value due to the short maturity of those instruments. The Group’s available-for-sale and held-for-trading investments are carried at their fair value based on a market interest rate or quoted market price, being Level 1 of the fair value hierarchy, at the reporting date provided by the investment custodian.

Segment Reporting, Policy [Policy Text Block]
Segment reporting

The Group follows ASC 280 (“ASC 280”), “Segment Reporting,” for its segment reporting.  The Group is organized into business units based on their different service offerings. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews and evaluates separate sets of financial information for the Group’s operating segments for the purpose of making decisions regarding resource allocation and performance assessment. In 2010, the Group operated in four business segments, namely (i) China VAS & mobile game, (ii) Indonesia VAS, (iii) Media content, and (iv) PC game. In 2011, in line with the business growth, the Group’s CODM reviews results of China VAS, mobile game and PC game as a single business unit, instead of two separate units, when making decisions about allocating resources and assessing performance of the Group.  The three business segments are namely (i) China VAS, mobile game & PC game, (ii) Indonesia VAS and (iii) Media content.  In 2012, due to the increase in frequency of trading activities in quoted investments, the Group’s CODM reviews the Group’s resultsin four business segments, namely (i) China VAS, mobile games and PC games, (ii) Indonesia Digital Media, (iii) Media content and (iv) Investment, for the purpose of making decisions regarding resource allocation and performance assessment..  Indonesia VAS changed its segment name to Indonesia Digital Media to reflect its present operations.  The Group believes Indonesia Digital Media is more appropriate with the acquisition of Okezone.com during the year.  The reported segment information for 2010 and 2011 has been retrospectively adjusted in order to conform to the change in segment presentation in 2012.

Basis of Accounting, Policy [Policy Text Block]
Comparative information

Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison. Gain on sale of investment and dividends income have been reclassified from other income to other operating income as trading in quoted investment is considered part of the Group’s principal operations in the current year.

The effects of the reclassifications made for the financial year ended 31 December 2011 on the income statement are as follows:

	As previously reported	Reclassification	As reclassified
	$	$	$
Other operating income	-	5,277,173	5,277,173
Dividend income from short term investment	314,300	(314,300)	-
Gain on sale of short-term investment	4,962,873	(4,962,873)	-

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments generally represent clarification of FASB Accounting Standards Codification Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. The amendments were effective for interim and annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-04 on January 1, 2012, which had no effect on the Company’s consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), which provides new guidance on the presentation of comprehensive income in financial statements. Entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two separate, but consecutive, statements. Under the single-statement approach, entities must include the components of net income, a total for net income, the components of other comprehensive income and a total for comprehensive income. Under the two-statement approach, entities must report an income statement and, immediately following, a statement of other comprehensive income. Under either method, entities must display adjustments to items reclassified from other comprehensive income to net income in both net income and other comprehensive income. ASU 2011-05 was effective for interim and annual reporting periods beginning after December 15, 2011, with early adoption permitted. Accordingly, the Company adopted ASU 2011-04 on January 1, 2012, and elected the single-statement approach.

In December 2011, the FASB issued ASU 2011-12, deferring a requirement in ASU 2011-05 that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. Companies continue to be required to either present amounts reclassified out of AOCI on the face of the financial statement in which the components of other comprehensive income are presented or disclose those amounts in the notes to the financial statements. The FASB has tentatively decided not to require presentation of reclassification adjustments out of accumulated other comprehensive income on the face of the financial statements and to propose new disclosures instead. The FASB plans to issue an exposure draft proposing these additional disclosures in the near term.

In December 2011, the FASB and the International Accounting Standards Board (IASB) (collectively, the Boards) issued final guidance on balance sheet offsetting, ASU 2011-11. While the Boards initially set out to create a converged accounting model, they ultimately decided to retain their respective balance sheet offsetting models, but with new disclosures. New disclosures are required to help users of financial statements understand certain significant quantitative differences in balance sheets prepared under US GAAP and IFRS related to the offsetting of financial instruments. These include amounts netted in the balance sheet; amounts subject to an enforceable master netting arrangement that are not presented net in the balance sheet, either because management makes an accounting policy election not to offset or because the arrangement does not meet some or all of the conditions for offsetting; and amounts related to financial collateral (including cash collateral) arrangements.

In July 2012, the FASB issued ASU No.2012-02 "Testing Indefinite-Lived Intangible Assets for Impairment". This ASU amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment.  The FASB issued the ASU in response to feedback on ASU 2011-08, which amended the goodwill impairment testing requirements by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step Impairment test. The new guidance will be effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In October 2012, the FASB issued ASU No. 2014-04 "Technical Corrections and Improvements". This ASU makes certain technical corrections (i.e., relatively minor corrections and clarifications) and “conforming fair value amendments” to the FASB Accounting Standards Codification (the “Codification”). The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not anticipate material impacts on our consolidated financial statements upon adoption.

Note 1 - Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Variable Interest Entities [Table Text Block]
	2011	2012
	$	$
PRC
Total assets	48.1	52.3
Total liabilities	7.9	7.9

Indonesia
Total assets	16.5	16.5
Total liabilities	0.3	0.1

Note 4 - Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	As previously reported	Reclassification	As reclassified
	$	$	$
Other operating income	-	5,277,173	5,277,173
Dividend income from short term investment	314,300	(314,300)	-
Gain on sale of short-term investment	4,962,873	(4,962,873)	-

Note 5 - Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2012
Television Advertising Business- Operation Results [Member]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	Year ended December 31,
	2010	2011	2012
	$	$	$
Gross revenues	–	–	–
Sales tax	–	–	–
Cost of revenue	–	–	–
Gross loss	–	–	–
Operating income	315,256	–	–
Provision for impairment	–	–	–
Net income from discontinued operations before tax	315,256	–	–
Tax benefit	—	–	–
Net income from discontinued operations	315,256	–	–

Television Advertising Business - Assets and Liabilities [Member]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Assets	—	—
Total assets of discontinued operations	—	—
Liabilities:
Account payable, accrued liabilities and other payables	160,643	160,643
Taxes payable	92,784	92,784
Total liabilities of discontinued operations	253,427	253,427

Note 6 - Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Purchase Price Consideration [Table Text Block]
Purchase consideration
2010
$
Cash consideration (Note (a))	3,295,115
Contingent consideration in cash (Note (b))	3,514,836
Total fair value of purchase price consideration	6,809,951

Letang [Member]
Schedule of Purchase Price Allocation [Table Text Block]
2010
$
Cash	713,576
Other current assets	69,124
Fixed assets	77,326
Intangible assets	2,420,843
Total assets acquired	3,280,869
Deferred tax liabilities	283,063
Total liabilities assumed	283,063
Net assets acquired	2,997,806
Aggregate of:
Purchase consideration	6,809,951
Non-controlling interest	5,377,698
Total	12,187,649
Goodwill (Note 17)	9,189,843

InnoForm [Member]
Schedule of Purchase Price Allocation [Table Text Block]
2010
$
Cash	1,597,420
Accounts receivable	3,328,785
Inventory	2,086,848
Other current assets	4,931,419
Fixed assets	3,143,274
Intangible assets	3,288,080
Other non-current assets	1,174,859
Total assets acquired	19,550,685

Current liabilities	12,577,366
Total liabilities assumed	12,577,366

Net assets acquired	6,973,319

Aggregate of:
Purchase consideration	4,737,880
Non-controlling interest	4,596,097
Total	9,333,977

Goodwill (Note 17)	2,360,658

PT Linktone [Member]
Schedule of Purchase Price Allocation [Table Text Block]
2010
$
Cash	360,164
Accounts receivable	3,233,488
Other current assets	801,933
Fixed assets	383,964
Intangible assets	7,062,668
Total assets acquired	11,842,217

Current liabilities	3,207,944
Deferred tax liabilities	1,765,667
Non-current liabilities	47,405
Total liabilities assumed	5,021,016

Net assets acquired	6,821,201

Aggregate of:
Purchase consideration	13,168,568
Non-controlling interest	10,501,275
Total	23,669,843

Goodwill (Note 17)	16,848,642

GLD Investment Pte Ltd [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
2010
$
Cash	9,294,802
Receivables	37,864
Building	9,438,328
Payables and accruals	(68,012)
Related-party borrowings	(9,252,532)
Non-controlling interest	(139,212)
Purchase consideration	9,311,238

Note 7 - Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash and Cash Equivalents [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Cash	24,775,703	19,074,190
Investment in money market accounts	1,430	—
Time deposits with tenor less than 90 days	16,144,685	15,967,482
Total	40,921,818	35,041,672

Note 9 - Short-term investments (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Quoted securities, at market value	38,434,951	68,580,354
Time deposits with tenor greater than 90 days	18,150,007	21,738,225
Total	56,584,958	90,318,579

Note 10 - Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	$	$	$	$
Cash	24,775,703	–	–	24,775,703
Cash equivalents:
Time deposits	16,144,685	–	–	16,144,685
Money market fund	1,430	–	–	1,430
Short-term investments:
Time deposits	–	18,150,007	–	18,150,007
Available-for-sale investments	38,434,951	–	–	38,434,951
Non-current assets held for sale:
Leasehold property held for sale	–	814,878	–	814,878
Short-term loans:
Bank Overdrafts	–	1,876,430	–	1,876,430
Revolving term loans	–	2,389,790	–	2,389,790
Term loan facility		514,961		514,961
Long-term loan:
Term loan facility	–	511,878	–	511,878
	79,356,769	24,257,944	–	103,614,713
	Fair value at December 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	$	$	$	$
Cash	19,074,190	–	–	19,074,190
Cash equivalents:
Time deposits	15,967,482	–	–	15,967,482
Money market fund	–	–	–	–
Short-term investments:
Time deposits	–	21,738,225	–	21,738,225
Held for trading investments	68,580,354	–	–	68,580,354
Non-current assets held for sale:
Leasehold property held for sale	–	–	–	–
Short-term loans:
Bank Overdrafts	–	480,916	–	480,916
Revolving term loans	–	4,580,403	–	4,580,403
Term loan facility	–	543,105	–	543,105
Loan from related party	–	518,500	–	518,500
	103,622,026	27,861,149	–	131,483,175

Note 11 - Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Account receivable	19,135,478	16,380,897
Less: Allowance for doubtful receivables	(2,086,695)	(2,093,650)
	17,048,783	14,287,247

Movement in allowance for doubtful receivables:
Balance at beginning of year	(2,245,540)	(2,086,695)
Write-off against provision	36,604	203,242
Write back of provision	360,907	—
Additional provision	(144,165)	(186,558)
Translation difference	(94,501)	(23,639)
Balance at the end of year	(2,086,695)	(2,093,650)

Note 12 - Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Raw materials	308,440	449,772
Finished goods	1,657,067	1,629,809
	1,965,507	2,079,581
Allowance for inventory obsolescence	(83,758)	(231,029)
	1,881,749	1,848,552
Movement in allowance for inventory obsolescence:
Balance at beginning of year	(51,725)	(83,758)
Additional provision	(39,120)	(111,575)
Translation difference	7,087	(35,696)
Balance at the end of year	(83,758)	(231,029)

Note 13 - Deposits and other current assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Minimum guarantees	1,552,425	3,748,985
Rental and other deposits	1,523,358	795,573
Staff advances	386,310	637,597
Prepayments to VAS advertising, content and other suppliers	2,284,462	134,479
Interest income receivable from non-related parties	7,629	164,945
Unbilled receivables	499,084	628,914
Others	270,082	171,206
	6,523,350	6,281,699
Less: Allowance for doubtful receivables	(820,624)	(216,329)
	5,702,726	6,065,370

Movement in allowance for doubtful receivables:
Balance at beginning of year	(92,406)	(820,624)
(Additional) / Write back of provision	(728,218)	604,295
Balance at the end of year	(820,624)	(216,329)

Note 14 - Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Cost
Buildings	10,175,880	10,796,663
Computer hardware and other equipment	4,694,360	4,580,317
Office equipment	1,689,664	2,218,736
Leasehold improvements	1,426,775	1,220,299
Motor vehicles	311,155	334,251
	18,297,834	19,150,266
Less: Accumulated depreciation	(7,102,402)	(7,389,435)
	11,195,432	11,760,831

Note 15 - Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Cost
Leasehold property — held for sale	814,878	—

Note 16 - Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Cost
Technology	2,559,208	3,031,517
Customer base	171,523	171,523
Licenses	525,671	525,671
Partnership and non-compete agreements	7,413,817	7,630,150
Domain names	82,347	82,347
VAS Short Codes licensed to PT Linktone	7,062,653	7,062,653
Software	353,202	366,035
	18,168,421	18,869,896
Accumulated amortization
Technology	(2,099,345)	(2,254,091)
Customer base	(171,522)	(171,522)
Licenses	(525,671)	(525,671)
Partnership and non-compete agreements	(5,144,731)	(6,797,767)
Domain names	(82,347)	(82,347)
VAS Short Codes licensed to PT Linktone	(371,295)	(653,804)
Software	(247,602)	(269,805)
	(8,642,513)	(10,755,007)
Acquired intangible assets, net	9,525,908	8,114,889

Schedule of Weighted Average Amortization Period for Finite-Lived Intangible Assets [Table Text Block]
Technology (years)	3.6
Customer base (years)	1.8
Licenses (years)	2.0
Partnership and non-compete agreements (years)	3.0
Domain names (years)	4.0
VAS Short Codes licensed to PT Linktone (years)	25.0
Software (years)	5.3

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
$
2013	1,123,420
2014	726,595
2015	395,265
2016	395,265
2017	395,265
3,035,810

Note 17 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Year Ended December 31, 2011 [Member]
Schedule of Goodwill [Table Text Block]
	2011
	China VAS & mobile games	Indonesia VAS	Media content	PC games	Total
	$	$	$	$	$
Balance at beginning of year	17,740,558	16,848,642	2,360,658	3,533,497	40,483,355
Balance at end of year	17,740,558	16,848,642	2,360,658	3,533,497	40,483,355

Year Ended December 31, 2012 [Member]
Schedule of Goodwill [Table Text Block]
	2012
	China VAS	Mobile games	Indonesia Digital Media	Media content	PC games	Total
	$	$	$	$	$	$
Balance at beginning of year	8,550,715	9,189,843	16,848,642	2,360,658	3,533,497	40,483,355
Goodwill impairment	(8,550,715)	—	—	(2,360,658)	—	(10,911,373)
Balance at end of year	—	9,189,843	16,848,642	—	3,533,497	29,571,982

Note 18 - Other long-term assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets, Noncurrent [Table Text Block]
	As of December 31,
	2011	2012
	$	$

Investment deposit (a)	2,470,382	2,470,382
Minimum guarantees	862,858	3,247,512
Prepayment for insurance policy	161,584	32,967
	3,494,824	5,750,861
Less: Impairment loss on investment deposit (a)	(2,470,382)	(2,470,382)
Total	1,024,442	3,280,479

Note 19 - Accounts payable, accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	As of December 31,
	2011	2012
	$	$

Accounts payable	2,092,530	3,355,395
Accrued payroll and welfare benefits	1,597,117	1,854,812
Accrued professional and consulting fees	755,963	405,478
Accrued VAS content fees	5,330,287	3,093,902
Accrued expenses	3,754,093	6,828,420
Other payables	1,450,555	867,940
Total	14,980,545	16,405,947

Note 20 - Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Current
Bank overdrafts	1,876,430	480,916
Revolving term loans	2,389,790	4,580,403
Term loan, current portion	514,961	543,105
Loan from related party	–	518,500
	4,781,181	6,122,924

Non-current
Term loan, non current portion	511,878	–
	5,293,059	6,122,924

Note 21 - Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Other long-term payables	67,688	1,258,030

Note 22 - Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	2010
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	57,691,760	1,805,746	12,210,519	—	71,708,025
Sales tax	(2,087,121)	—	—	—	(2,087,121)
Segment cost of revenue	(37,725,651)	(587,532)	(8,824,211)	—	(47,137,394)
Segment gross profit	17,878,988	1,218,214	3,386,308	—	22,483,510
Segment operating (expenses)/income	(16,391,539)	(266,867)	(4,691,928)	(3,266,791)	(24,617,125)
Segment profit/(loss) from operations	1,487,449	951,347	(1,305,620)	(3,266,791)	(2,133,615)
Other (expenses)/ income	679,019	105,556	(107,805)	25,114	701,884
Segment profit/ (loss) before interest and taxes	2,166,468	1,056,903	(1,413,425)	(3,241,677)	(1,431,731)
	2011
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	35,570,974	8,196,431	16,909,768	—	60,677,173
Sales tax	(1,591,748)	—	—	—	(1,591,748)
Segment cost of revenue	(19,999,661)	(4,949,871)	(11,252,901)	—	(36,202,433)
Segment gross profit	13,979,565	3,246,560	5,656,867	—	22,882,992
Segment operating (expenses)/income	(13,873,577)	(950,106)	(6,654,680)	4,049,868	(17,428,495)
Segment profit/(loss) from operations	105,988	2,296,454	(997,813)	4,049,868	5,454,497
Other (expenses)/ income	(373,093)	1,005	15,209	91,945	(264,934)
Segment profit/ (loss) before interest and taxes	(267,105)	2,297,459	(982,604)	4,141,813	5,189,563
	2012
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	31,277,781	3,748,259	11,124,836	—	46,150,876
Sales tax	(808,257)	—	—	—	(808,257)
Segment cost of revenue	(18,459,785)	(2,813,317)	(7,828,143)	—	(29,101,245)
Segment gross profit	12,009,739	934,942	3,296,693	—	16,241,374
Segment operating (expenses)/ income	(12,585,930)	(2,291,541)	(7,452,373)	22,720,140	390,296
Segment profit/(loss) from operations	(576,191)	(1,356,599)	(4,155,680)	22,720,140	16,631,670
Other (expenses)/ income	(45,555)	7,587	479,946	(1,081,641)	(639,663)
Segment profit/ (loss) before interest and taxes	(621,746)	(1,349,012)	(3,675,734)	21,638,499	15,992,007

Schedule of Segment Gross Revenue by Product [Table Text Block]
	2010	2011	2012
	$	$	$
China VAS	54,373,735	31,500,303	27,422,037
Mobile game	2,204,319	2,632,558	2,904,038
PC game	1,113,706	1,438,113	951,706
Total	57,691,760	35,570,974	31,277,781

Reconciliation of Net Assets from Segment to Consolidated [Table Text Block]
	As of December 31, 2011
	China VAS, mobile & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Current assets	23,372,886	7,099,104	12,645,710	83,664,809	126,782,509
Non-current assets	1,804,891	7,039,599	13,945,773	40,623,458	63,413,721
Total assets	25,177,777	14,138,703	26,591,483	124,288,267	190,196,230
Current liabilities	(9,976,507)	(3,194,028)	(9,958,059)	(1,250,701)	(24,379,295)
Non-current liabilities	(278,215)	(1,718,332)	(1,344,367)	—	(3,340,914)
Total liabilities	(10,254,722)	(4,912,360)	(11,302,426)	(1,250,701)	(27,720,209)
Net assets	14,923,055	9,226,343	15,289,057	123,037,566	162,476,021
	As of December 31, 2012
	China VAS, mobile & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Current assets	43,066,055	5,227,247	12,536,720	90,126,983	150,957,005
Non-current assets	1,961,265	7,393,486	14,468,275	29,634,541	53,457,567
Total assets	45,027,320	12,620,733	27,004,995	119,761,524	204,414,572
Current liabilities	(7,023,863)	(3,326,332)	(12,715,073)	(2,738,423)	(25,803,691)
Non-current liabilities	(240,176)	(1,602,210)	(1,597,943)	—	(3,440,329)
Total liabilities	(7,264,039)	(4,928,542)	(14,313,016)	(2,738,423)	(29,244,020)
Net assets	37,763,281	7,692,191	12,691,979	117,023,101	175,170,552

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	2010	2011	2012
	$	$	$
PRC	57,691,760	35,570,974	31,980,685
Indonesia	1,805,746	8,196,431	3,977,308
Singapore	11,596,837	15,096,754	9,205,816
Malaysia	613,682	1,813,014	987,067

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	As of December 31,
	2011	2012
	$	$
PRC	23,078,946	14,684,605
Indonesia	24,028,344	24,307,843
Singapore	15,780,315	12,838,262
Malaysia	526,116	1,626,857

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	As of December 31,
	2011	2012
	$	$
PRC	36,197,110	50,486,621
Indonesia	108,629,196	112,114,912
Singapore	17,484,937	12,923,192
Malaysia	164,778	(354,173)

Note 23 - Other operating income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	Year ended December 31,
	2010	2011	2012
	$	$	$
Unrealized gain on marketable securities	—	—	6,742,971
Dividend income from short-term investments	—	314,300	364,027
Gain on sales of short-term investments	—	4,962,873	27,938,014
Total other operating income	—	5,277,173	35,045,012

Note 27 - Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2010	2011	2012
	$	$	$
Cayman	(2,879,085)	5,528,390	20,878,593
Indonesia	2,673,218	3,077,937	(1,417,674)
Singapore	(1,710,126)	(1,114,203)	(1,663,174)
Malaysia	223,771	(106,148)	(517,183)
PRC	2,539,084	201,652	(6,219)

Total income before taxes from continued operations	846,862	7,587,628	17,274,343

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2010	2011	2012
	$	$	$
Current	(1,805,227)	(763,341)	466,010
Deferred	365,966	(536,640)	794,598

Total	(1,439,261)	(1,299,981)	1,260,608

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2010	2011	2012

Statutory Enterprise Income Tax rate	25%	25%	25%
Effect of tax holiday	(20)%	(1)%	–
International tax rate differences	95%	(19)%	(29)%
Non-deductible expenses/non-taxable income	4%	17%	1%
Change in valuation allowance	2%	(17)%	(1)%
PRC tax rate differences	(33)%	–	–
Adjustment to prior-year tax provision	97%	(6)%	(3)%
Deferred tax on outside tax basis	–	(2)%	–
Expired carry forward tax losses	–	20%	–
Effective EIT rate for continuing operations	170%	17%	(7)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Intangible and other assets	127,067	-
Deferred revenue	69,090	63,318
Accrued liabilities and other payables	3,192,891	2,439,494
Advertising expenses	560,229	459,486
Net operating losses	1,956,003	1,714,014
Others	176,113	912,762
Total deferred tax assets for continuing operations	6,081,393	5,589,074
Valuation allowance for continuing operations	(2,884,640)	(2,722,886)
Total deferred tax assets for discontinued operations	4,420,487	4,342,076
Valuation allowance for discontinued operations	(3,682,878)	(3,657,427)
Total deferred tax assets, net of valuation allowance	3,934,362	3,550,837

Deferred tax liabilities:
Accrued income	(2,466,905)	(1,888,837)
Intangible assets	(2,572,958)	(1,989,206)
Others	(188,390)	(225,048)
Deferred tax liabilities for continuing operations	(5,228,253)	(4,103,091)
Deferred tax liabilities for discontinued operations	(737,609)	(684,649)
Total deferred tax liabilities	(5,965,862)	(4,787,740)
Net deferred tax liabilities	(2,031,500)	(1,236,903)

Deferred tax assets — current	486,176	732,987
Deferred tax liabilities — current	(126,034)	(516,756)
Deferred tax assets — non-current	369,706	729,386
Deferred tax liabilities — non-current	(2,761,348)	(2,182,520)
Net deferred tax liabilities	(2,031,500)	(1,236,903)

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Year ended December 31,
	Continuing Operations		Discontinued Operations
	2011	2012	2011	2012
	$	$	$	$
Beginning Balance	2,139,558	2,884,640	5,320,546	3,682,878
Movement	634,103	(169,282)	(1,835,533)	–
Translation Difference	110,979	7,528	197,865	(25,451)
Ending Balance	2,884,640	2,722,886	3,682,878	3,657,427

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]
	Year ended December 31,
	2011	2012
	$	$
Beginning and ending balance	100,671	100,671

Note 28 - Stock option plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
		Year ended December 31,
		2010	2011			2012
Risk-free interest rate (%)	(1)	—	1.20	-	2.50	—
Expected life (years)	(2)	—		6		—
Expected dividend yield (%)		—		—		—
Volatility (%)	(3)	—	63	-	65	—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Share options granted to employees	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
		$		$
Outstanding, December 31, 2011	7,603,700	0.22	8.06	10,309
Forfeited	(494,700)	0.65	—	—
Outstanding, December 31, 2012	7,109,000	0.19	7.38	686,900
Vested and expected to vest as of December 31, 2012	7,109,000	0.19	7.38	686,900
Exercisable as of December 31, 2012	5,109,000	0.22	6.90	433,900

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options outstanding as of December 31, 2012			Options exercisable as of December 31, 2012
Range of exercise price			Options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price ($)	Number exercisable	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
$0.07	~	$0.11	2,500,000	8.88	0.11	1,250,000	8.88	0.11
$0.15	~	$0.29	4,270,000	6.96	0.18	3,520,000	6.71	0.18
$0.68	~	$0.78	119,000	2.29	0.69	119,000	2.29	0.69
$1.02	~	$1.40	220,000	1.16	1.08	220,000	1.16	1.08
			7,109,000	7.38	0.19	5,109,000	6.90	0.19

Note 29 - Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Accounts receivable (i), (ii)	2,359,182	1,641,016
Receivable from other related parties	16,268	115,385
Due from related parties	2,375,450	1,756,401

Payable to other related parties	(16,198)	(456,765)
Due to related parties	(16,198)	(456,765)

Note 30 - Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
$
2013	765,146
2014	368,703
2015	25,029
Total	1,158,878

Note 32 - Additional information - Condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
		As of December 31,
	Note	2011	2012
		$	$
Assets
Current assets:
Cash and cash equivalents		5,506,797	3,827,621
Short-term investments		38,434,951	68,580,354
Deposits and other current assets		477,863	178,401
Total current assets		44,419,611	72,586,376
Investments in subsidiaries and VIEs	d	74,547,895	61,898,056
Due from subsidiaries and VIEs		21,874,218	23,197,177
Other long-term assets		140,103	32,967
Total assets		140,981,827	157,714,576
Liabilities and shareholders’ equity
Current liabilities:
Accrued liabilities and other payables		851,646	785,449
Total current liabilities		851,646	785,449
Due to subsidiaries and VIEs		300,000	1,575,830
Total liabilities		1,151,646	2,361,279

Shareholders’ equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 421,435,030 shares issued and 410,422,650 outstanding as of December 31, 2011 and 421,435,030 shares issued and 408,018,820 outstanding as of December 31, 2012)		42,144	42,144
Additional paid-in capital		137,745,875	137,902,242
Treasury stock		(1,425,204)	(1,905,608)
Accumulated other comprehensive income:
Unrealized gain on investment in marketable securities		4,453,157	—
Cumulative translation adjustments		10,973,973	11,407,104
Accumulated losses	(11,959,764)	7,907,415
Total shareholders’ equity	139,830,181	155,353,297
Total liabilities and shareholders’ equity	140,981,827	157,714,576

Schedule of Condensed Income Statement [Table Text Block]
	Year ended December 31,
	2010	2011	2012
	$	$	$

Net revenues	–	–	–
Cost of revenue	–	–	–

Gross profit	–	–	–
Total operating expenses	(2,070,580)	(1,325,077)	(2,114,554)
(Provision for impairment)/ Gain on recovery of bad debts	(1,139,810)	110,425	–
Other operating income	–	5,277,173	34,985,839

Loss from operations	(3,210,390)	4,062,521	32,871,285
Equity in profit (loss) of subsidiaries and VIEs, net	2,315,416	182,134	(12,668,663)
Interest income	–	1,088,391	5,002
Other income and interest income, net	316,249	(69,604)	(41,820)

Income (loss) before tax	(578,725)	5,263,442	20,165,804
Income tax expense	–	–	–

Net income (loss)	(578,725)	5,263,442	20,165,804
Other comprehensive income (loss)
Foreign currency translation adjustment	2,089,651	1,739,259	433,131
Unrealized gain on investments in marketable securities	1,939,473	2,076,434	(4,453,157)

Comprehensive income	3,450,399	9,079,135	16,145,778

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31,
	2010	2011	2012
	$	$	$
Net cash (used in) provided by operating activities	(1,984,322)	59,372	(9,686,327)
Net cash (used in) provided investing activities	(41,980,867)	(9,886,907)	12,649,839
Net cash (used in) provided by financing activities	31,164,425	(1,395,171)	(4,642,688)

Net decrease in cash and cash equivalents	(12,800,764)	(11,222,706)	(1,679,176)
Cash and cash equivalents, beginning of year	29,530,267	16,729,503	5,506,797

Cash and cash equivalents, end of year	16,729,503	5,506,797	3,827,621

Note 1 - Organization and Nature of Operations (Detail)	5 Months Ended	7 Months Ended	12 Months Ended				1 Months Ended						1 Months Ended																																																				12 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2013	Feb. 29, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2013 Linktone [Member] GMC [Member]	Dec. 31, 2012 Linktone [Member] GMC [Member]	Jul. 31, 2012 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member] USD ($)	May 31, 2010 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member]	Feb. 29, 2012 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member]	Dec. 31, 2011 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member]	May 30, 2010 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member]	Apr. 30, 2008 Linktone [Member] P.T. Media Nusantara Citra Tbk ("MNC") [Member]	Jul. 31, 2012 Linktone [Member] MNC Sold To GMC [Member]	Dec. 31, 2012 Brilliant Concept Investments Ltd [Member]	Dec. 31, 2012 Noveltech Enterprises Limited [Member]	Dec. 31, 2012 Linktone Media Limited [Member]	Dec. 31, 2012 Ojava Overseas Ltd [Member]	Dec. 31, 2012 Linktone International Limited [Member]	Dec. 31, 2012 Wang You Digital Technology Co., Ltd. [Member] Brilliant Concept Investments Ltd [Member]	Dec. 31, 2012 Shanghai Linktone Consulting Co., Ltd. [Member] Noveltech Enterprises Limited [Member]	Dec. 31, 2012 Shanghai Huitong Information Co., Ltd.[Member] Noveltech Enterprises Limited [Member]	Dec. 31, 2012 Shanghai Linktone Internet Technology Co., Ltd. [Member] Noveltech Enterprises Limited [Member]	Dec. 31, 2012 Shanghai Xintong Information Technology Co., Ltd. [Member] Noveltech Enterprises Limited [Member]	Dec. 31, 2012 Shanghai Linktone Software Co., Ltd. [Member]	Dec. 31, 2012 Beijing Ruida Internet Technology Co., Ltd. [Member] Ojava Overseas Ltd [Member]	Dec. 31, 2012 InnoForm Media Pte Ltd [Member] Linktone International Limited [Member]	Dec. 31, 2012 InnoForm Media (HK) Limited [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 InnoForm Media (Taiwan) Co. Limited [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 InnoForm Media (M) Sdn Bhd [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 InnoForm Entertainment Pte Ltd [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 InnoForm Digital Media Pte Ltd [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 Alliance Entertainment Singapore Pte Ltd [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 GLD Investments Pte Ltd [Member] InnoForm Media Pte Ltd [Member]	Dec. 31, 2012 PT Linktone Indonesia [Member] Linktone International Limited [Member]	Dec. 31, 2012 Innoform International Limited [Member] Innoform Media [Member]	Dec. 31, 2012 Shanghai Ling Yu Cultural and Communication Ltd. [Member] Shanghai Unilink Computer Co., Ltd. [Member]	Dec. 31, 2012 Shanghai Ling Yu Cultural and Communication Ltd. [Member] Shanghai Qimingxing E-commerce Co., Ltd. [Member]	Dec. 31, 2012 Zhong Qing Wei Lian Cultural Communication Co., Ltd. [Member] Shanghai Weilan Computer Co., Ltd. [Member]	Dec. 31, 2012 Zhong Qing Wei Lian Cultural Communication Co., Ltd. [Member] Beijing Lian Fei Wireless Communications Technology Co., Ltd. [Member]	Dec. 31, 2012 Letang Game Limited [Member] Shanghai Weilan Computer Co., Ltd. [Member]	Dec. 31, 2012 Nanjing Xuanyou Cartoon Co., Ltd [Member] Letang [Member]	Dec. 31, 2012 PT Cakrawala Alam Semesta [Member] Indonesian individuals affiliated with Linktone [Member]	Dec. 31, 2012 PT Innoform [Member] Indonesian individuals affiliated with Linktone [Member]	Dec. 31, 2012 Baoxin Yao [Member] USD ($)	Dec. 31, 2012 Wenlei Wang [Member] USD ($)	Dec. 31, 2012 Lin Lin [Member] USD ($)	Dec. 31, 2012 Wenju Hu [Member] USD ($)	Dec. 31, 2012 Yuming Cai [Member] USD ($)	Dec. 31, 2012 Feng Gao [Member] USD ($)	Dec. 31, 2012 Hongjie Qi [Member] USD ($)	Dec. 31, 2012 Miao Yan [Member] USD ($)	Dec. 31, 2012 Yi Juang [Member] USD ($)	Dec. 31, 2012 Teng Zhao [Member] USD ($)	Dec. 31, 2012 Hongyan Lu [Member] USD ($)	Dec. 31, 2012 Yuxia Wang [Member] USD ($)	Dec. 31, 2012 Xing Xu [Member] USD ($)	Dec. 31, 2012 Peien Zhu [Member] USD ($)	Dec. 31, 2012 Yugang Wang [Member] USD ($)	Dec. 31, 2012 Peiyu Su [Member] USD ($)	Dec. 31, 2012 Zhi Wang [Member] USD ($)	Dec. 31, 2012 Xiaoke Zha [Member] USD ($)	Dec. 31, 2012 Ai Hua Zhang [Member] USD ($)	Dec. 31, 2012 Juan Yang [Member] USD ($)	Dec. 31, 2012 Indonesian individuals affiliated with Linktone [Member] USD ($)	Dec. 31, 2012 Shareholders of the VIEs [Member] Interest-Free Loans [Member] USD ($)	Dec. 31, 2011 Shareholders of the VIEs [Member] Interest-Free Loans [Member] USD ($)	Jun. 30, 2010 PT Cakrawala Alam Semesta [Member] USD ($)	Dec. 31, 2012 PT Cakrawala Alam Semesta [Member] USD ($)	Mar. 31, 2012 PT Innoform [Member] USD ($)	Mar. 31, 2012 PT Innoform [Member] IDR	Mar. 31, 2012 Loan To PT Innoform Made By Noveltech [Member] USD ($)	Mar. 31, 2012 Loan To PT Innoform Made By Noveltech [Member] IDR	Apr. 30, 2008 American Depositary Shares ("ADSs") [Member] Purchased by MNC [Member]	Apr. 30, 2008 Subscription Shares [Member] Purchased by MNC [Member]	Apr. 30, 2008 Purchased by MNC [Member] USD ($)
Equity Method Investment, Ownership Percentage					60.60%	60.00%			59.90%	59.70%	58.20%	57.10%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	75.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	98.70%	51.00%	100.00%	50.00%	50.00%	60.00%	40.00%	50.01%	100.00%	100.00%	100.00%
Loans and Leases Receivable, Related Parties (in Dollars)																																												$ 338,100	$ 285,800	$ 604,100	$ 604,100	$ 290,400	$ 290,400	$ 2,073,800	$ 2,073,800	$ 826,900	$ 826,900	$ 939,500	$ 1,083,300	$ 933,900	$ 933,900	$ 501,700	$ 501,700	$ 90,300	$ 133,000	$ 346,200	$ 332,700	$ 65,000	$ 18,100,000	$ 18,100,000
Stock Issued During Period, Shares, New Issues (in Shares)																																																																									6,000,000	180,000,000
Common Stock, Value, Issued and Subscriptions (in Dollars)																																																																											68,400,000
Common Stock Acquired, Shares, Private Transaction (in Shares)								500,000
Stock Repurchased During Period, Shares (in Shares)	4,776,040	12,191,210
Ownership Percentage Sold													59.90%
Proceeds from Sale of Equity Method Investments (in Dollars)							74,000,000
Variable Interest Entity Shareholders, Power Of Attorney, Term			10 years
Variable Interest Entities, Operating Agreements, Term			10 years
Exclusive Consulting Services Agreements With VIEs, Agreement Term			10 years
Exclusive Purchase Right of Equity Interest in Variable Interest Entities Agreement, Term			10 years
Loan Term																																																																	10 years
Payments to Fund Long-term Loans to Related Parties (in Dollars)																																																																			35,000,000		100,000	1,250,000,000	30,000	250,000,000
Due from Related Parties (in Dollars)			1,756,401	2,375,450																																																																13,900,000	100,000		30,000
Payments to Fund Long-term Loans to Related Parties (in Rupiahs)																																																																			$ 35,000,000		$ 100,000	1,250,000,000	$ 30,000	250,000,000

Note 1 - Organization and Nature of Operations (Detail) - Carrying Amount of the Aggregate Total Assets and Total Liabilities of the VIEs: (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PRC [Member]
PRC
Total assets	$ 52.3	$ 48.1
Total liabilities	7.9	7.9
Indonesia [Member]
PRC
Total assets	16.5	16.5
Total liabilities	$ 0.1	$ 0.3

Note 4 - Summary of significant accounting policies (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 China VAS and Media Content [Member] USD ($)	Dec. 31, 2012 PRC [Member]	Dec. 31, 2011 PRC [Member]	Dec. 31, 2010 PRC [Member]	Dec. 31, 2012 VAT Rate For The Export of Goods From Indonesia [Member] Indonesia [Member]	Dec. 31, 2012 Local Government Subsidy Income [Member] Local Governments In Some Provinces in The PRC [Member] USD ($)	Dec. 31, 2011 Local Government Subsidy Income [Member] Local Governments In Some Provinces in The PRC [Member] USD ($)	Dec. 31, 2010 Local Government Subsidy Income [Member] Local Governments In Some Provinces in The PRC [Member] USD ($)	Dec. 31, 2012 Office Equipment [Member] Minimum [Member]	Dec. 31, 2012 Office Equipment [Member] Maximum [Member]	Dec. 31, 2012 Computer Equipment [Member] Minimum [Member]	Dec. 31, 2012 Computer Equipment [Member] Maximum [Member]	Dec. 31, 2012 Vehicles [Member] Minimum [Member]	Dec. 31, 2012 Vehicles [Member] Maximum [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2012 PRC [Member] Minimum [Member]	Dec. 31, 2012 PRC [Member] Maximum [Member]	Dec. 31, 2012 PRC [Member]	Dec. 31, 2011 PRC [Member]	Dec. 31, 2010 PRC [Member]	Dec. 31, 2012 Singapore [Member] SGD	Dec. 31, 2011 Singapore [Member]	Dec. 31, 2012 Indonesia [Member]	Dec. 31, 2011 Indonesia [Member]	Dec. 31, 2012 Singapore and Malaysia [Member] Minimum [Member]	Dec. 31, 2012 Singapore and Malaysia [Member] Maximum [Member]	Dec. 31, 2012 Minimum [Member] Technology [Member]	Dec. 31, 2012 Minimum [Member] Customer Base [Member]	Dec. 31, 2012 Minimum [Member] Licenses [Member]	Dec. 31, 2012 Minimum [Member] Partnership and Non-Compete Agreements [Member]	Dec. 31, 2012 Minimum [Member] Domain Names [Member]	Dec. 31, 2012 Minimum [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2012 Maximum [Member] Technology [Member]	Dec. 31, 2012 Maximum [Member] Customer Base [Member]	Dec. 31, 2012 Maximum [Member] Licenses [Member]	Dec. 31, 2012 Maximum [Member] Partnership and Non-Compete Agreements [Member]	Dec. 31, 2012 Maximum [Member] Domain Names [Member]	Dec. 31, 2012 Maximum [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2012 Technology [Member]	Dec. 31, 2012 VAS Short Codes licensed to PT Linktone [Member]	Dec. 31, 2012 Customer Base [Member]	Dec. 31, 2012 Licenses [Member]	Dec. 31, 2012 Partnership and Non-Compete Agreements [Member]	Dec. 31, 2012 Domain Names [Member]	Dec. 31, 2012 Computer Software, Intangible Asset [Member]
Prepaid Minimum Guarantees To Movie Studios, Term																												1 year	2 years
Inventory Write-down (in Dollars)	$ 231,029	$ 83,758
Property, Plant and Equipment, Useful Life												1 year	3 years	3 years	5 years	7 years	10 years	45 years
Finite-Lived Intangible Asset, Useful Life																														1 year	1 year	1 year	1 year	1 year	1 year	5 years	4 years	4 years	5 years	4 years	10 years	3 years 219 days	25 years	1 year 292 days	2 years	3 years	4 years	5 years 109 days
Goodwill, Impairment Loss (in Dollars)	10,911,373			9,900,000
Variation Between Actual Revenue And Prior Estimates, Percentage					3.50%	3.30%	1.60%
Business Tax, Percentage of Taxable Services																			3.00%	9.00%
Value-Added Tax ("VAT"), Percentage								0.00%													17.00%	17.00%				10.00%	10.00%
VAT Expense In Excess of Designated Percentage Entitling Tax Refund																					3.00%	3.00%	3.00%
Portion of VAT Expense Recognized as Sales Tax																					3.00%
Goods And Services Tax ("GST"), Percentage																								7.00%	7.00%
Goods And Services Tax ("GST"), Percentage																								7.00%	7.00%
Annual Turnover From Sale of Taxable Goods and Services, Threshold To Determine If a Company Must Be GST-Registered (in Dollars)																								1,000,000
Advertising Expense (in Dollars)	1,848,463	2,410,975	1,892,109
Other Nonoperating Income (in Dollars)									$ 346,526	$ 20,406	$ 467,809
Number of Operating Segments	4	3	4

Note 4 - Summary of significant accounting policies (Detail) - Effects of the reclassifications made for the financial year ended 31 December 2011 on the income statement: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other operating income	$ 35,045,012	$ 5,277,173
Dividend income from short term investment	364,027	314,300
Gain on sale of short-term investment	27,938,014	4,962,873
Scenario, Previously Reported [Member]
Dividend income from short term investment		314,300
Gain on sale of short-term investment		4,962,873
Restatement Adjustment [Member]
Other operating income		5,277,173
Dividend income from short term investment		(314,300)
Gain on sale of short-term investment		(4,962,873)
Scenario, Actual [Member]
Other operating income		$ 5,277,173

Note 5 - Discontinued operations (Detail) (Television Advertising Business [Member], USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008
Television Advertising Business [Member]
Liabilities Assumed		$ 361,307
Increase (Decrease) in Accounts Payable	$ (315,256)

Note 5 - Discontinued operations (Detail) - Discontinued Operation's Results: (USD $)	12 Months Ended
Dec. 31, 2010
Operating income	$ 315,256
Net income from discontinued operations before tax	315,256
Net income from discontinued operations	$ 315,256

Note 5 - Discontinued operations (Detail) - Discontinued Operation's Assets and Liabilities: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Account payable, accrued liabilities and other payables	$ 160,643	$ 160,643
Taxes payable	92,784	92,784
Total liabilities of discontinued operations	$ 253,427	$ 253,427

Note 6 - Business Combinations (Detail)	12 Months Ended						1 Months Ended		12 Months Ended								1 Months Ended									1 Months Ended				1 Months Ended
	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 10, 2010 USD ($)	Mar. 16, 2010 USD ($)	Jan. 13, 2010 USD ($)		Jun. 30, 2011 Decrease Due to Payment [Member] Acquisition Of Letang By Wei Lan [Member] USD ($)	Jun. 30, 2011 Decrease Due to Payment [Member] Acquisition Of Letang By Wei Lan [Member] CNY	Dec. 31, 2011 Decrease Due to Reversal of Payable Due to Missed Stipulated Target [Member] Acquisition Of Letang By Wei Lan [Member] USD ($)	Dec. 31, 2011 Decrease Due to Reversal of Payable Due to Missed Stipulated Target [Member] Acquisition Of Letang By Wei Lan [Member] CNY	Jun. 10, 2010 First Payment [Member] Acquisition of PT Linktone - Conversion of Mandatory Convertible Bond [Member] USD ($)	Aug. 30, 2011 Second Payment [Member] Acquisition of PT Linktone - Conversion of Mandatory Convertible Bond [Member] USD ($)	Jun. 30, 2010 Percentage Owned By The Company's Chairman of the Board and CEO Prior to Acquisition [Member] GLD Investment Pte Ltd [Member]	Jun. 30, 2010 Percentage Owned By PTGLD Prior to Acquisition [Member] GLD Investment Pte Ltd [Member]	Jun. 30, 2010 Shares Subscribed to the Company by InnoForm [Member] USD ($)	Jun. 30, 2010 Shares Subscribed to the Company by InnoForm [Member] SGD	Jun. 30, 2010 Interest in InnoForm Subsequent to Subscription [Member] USD ($)	Jun. 30, 2010 Interest in InnoForm Subsequent to Subscription [Member] SGD	Jun. 30, 2010 Shares Subscribed to InnoForm By GLD Investment Pte Ltd [Member] USD ($)	Jun. 30, 2010 Shares Subscribed to InnoForm By GLD Investment Pte Ltd [Member] SGD	Jan. 13, 2010 Acquisition Of Letang By Wei Lan [Member] USD ($)	Jan. 13, 2010 Acquisition Of Letang By Wei Lan [Member] CNY	Mar. 16, 2010 Acquisition of InnoForm by the Group [Member] USD ($)	Mar. 16, 2010 Acquisition of InnoForm by the Group [Member] SGD	Mar. 16, 2010 Acquisition of InnoForm by MNC International Middle East Limited [Member]	Sep. 30, 2010 Acquisition of PT Linktone - Conversion of Mandatory Convertible Bond [Member]	Jun. 10, 2010 Acquisition of PT Linktone - Conversion of Mandatory Convertible Bond [Member] USD ($)	Jun. 30, 2010 Acquisition of GLD Investment Pte Ltd By InnoForm [Member] USD ($)	Jun. 30, 2010 Acquisition of GLD Investment Pte Ltd By InnoForm [Member] SGD	Jun. 30, 2010 Interest in GLD Subsequent to Acquisition and Subscription [Member]	May 01, 2012 Acquisition of Okezone.com By PT Linktone [Member] USD ($)	May 01, 2012 Acquisition of Okezone.com By PT Linktone [Member] IDR
Business Acquisition, Percentage of Voting Interests Acquired																					50.01%	50.01%	50.00%	50.00%	25.00%			90.00%	90.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Yuan Renminbi)		$ 9,311,238	$ 13,168,568	$ 4,737,880	$ 6,809,951																$ 6,800,000	46,500,000
Business Acquisition, Cost of Acquired Entity, Purchase Price		9,311,238	13,168,568	4,737,880	6,809,951																6,800,000	46,500,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability (in Yuan Renminbi)	1,618,816						(2,100,000)	(13,800,000)	(1,600,000)	(10,200,000)
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	1,618,816						(2,100,000)	(13,800,000)	(1,600,000)	(10,200,000)
Business Acquisition, Cost of Acquired Entity, Cash Paid (in Dollars)					3,295,115	[1]																	4,700,000	6,500,000				65,601	90,000		500,000	4,500,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid					3,295,115	[1]																	4,700,000	6,500,000				65,601	90,000		500,000	4,500,000,000
Common Stock, Shares Subscribed but Unissued (in Shares)															1,002,308	1,002,308			686,470	686,470
Common Stock, Value, Subscriptions (in Dollars)															9,300,000	13,000,000			9,300,000	12,940,000
Common Stock, Value, Subscriptions															9,300,000	13,000,000			9,300,000	12,940,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions																	75.00%	75.00%								51.00%				98.70%
Adjustments to Additional Paid in Capital, Reallocation of Noncontrolling Interest (in Dollars)																	498,655	684,119
Adjustments to Additional Paid in Capital, Reallocation of Noncontrolling Interest																	498,655	684,119
Mandatory Convertible Bond, Purchase Price											8,600,000	4,600,000															13,200,000
Mandatory Convertible Bond, Purchase Price Percentage											65.00%	35.00%
Equity Ownership Percentage													10.00%	90.00%
Business Acquisition, Purchase Price Allocation, Assets Acquired (in Rupiahs)			11,842,217	19,550,685	3,280,869																										200,000	1,700,000,000
Business Acquisition, Purchase Price Allocation, Assets Acquired			$ 11,842,217	$ 19,550,685	$ 3,280,869																										$ 200,000	1,700,000,000

[1]	The cash consideration was paid in January 2010.

Note 6 - Business Combinations (Detail) - Purchase consideration - Acquisition of Letang: (USD $)	Jun. 30, 2010	Jun. 10, 2010	Mar. 16, 2010	Jan. 13, 2010
Cash consideration (Note (a))				$ 3,295,115	[1]
Contingent consideration in cash (Note (b))				3,514,836	[2]
Total fair value of purchase price consideration	$ 9,311,238	$ 13,168,568	$ 4,737,880	$ 6,809,951

[1]	The cash consideration was paid in January 2010.
[2]	The contingent consideration payable in cash is determined based on the achievement by Letang of certain net income targets in accordance with the sales and purchase agreement for the 15-month period ended March 31, 2011 and the following 12-month period ending March 31, 2012. The above contingent consideration amounts are derived from the Company's assessment of whether Letang will meet the certain contractually stipulated targets and the fair value is determined using the income approach through application of the discounted cash flow method. In June 2011, the Group paid RMB13.8 million ($2.1 million) as Letang met its contractually stipulated target for period January 1, 2010 to March 31, 2011. The remaining payable of RMB10.2 million ($1.6 million) was reversed in 2011, as the Group assessed that the stipulated target for period April 1, 2011 to March 31, 2012 will likely not be met.

Note 6 - Business Combinations (Detail) - Purchase Price Allocation - Acquisition of Letang: (USD $)	Jun. 30, 2010	Jun. 10, 2010	Mar. 16, 2010	Jan. 13, 2010
Cash	$ 9,294,802	$ 360,164	$ 1,597,420	$ 713,576
Other current assets		801,933	4,931,419	69,124
Fixed assets		383,964	3,143,274	77,326
Intangible assets		7,062,668	3,288,080	2,420,843
Total assets acquired		11,842,217	19,550,685	3,280,869
Deferred tax liabilities		1,765,667		283,063
Total liabilities assumed		5,021,016	12,577,366	283,063
Net assets acquired		6,821,201	6,973,319	2,997,806
Aggregate of:
Purchase consideration	9,311,238	13,168,568	4,737,880	6,809,951
Non-controlling interest		10,501,275	4,596,097	5,377,698
Total		23,669,843	9,333,977	12,187,649
Goodwill (Note 17)		$ 16,848,642	$ 2,360,658	$ 9,189,843

Note 6 - Business Combinations (Detail) - Purchase Price Allocation - Acquisition of InnoForm: (USD $)	Jun. 30, 2010	Jun. 10, 2010	Mar. 16, 2010	Jan. 13, 2010
Cash	$ 9,294,802	$ 360,164	$ 1,597,420	$ 713,576
Accounts receivable	37,864	3,233,488	3,328,785
Inventory			2,086,848
Other current assets		801,933	4,931,419	69,124
Fixed assets		383,964	3,143,274	77,326
Intangible assets		7,062,668	3,288,080	2,420,843
Other non-current assets			1,174,859
Total assets acquired		11,842,217	19,550,685	3,280,869
Current liabilities		3,207,944	12,577,366
Total liabilities assumed		5,021,016	12,577,366	283,063
Net assets acquired		6,821,201	6,973,319	2,997,806
Aggregate of:
Purchase consideration	9,311,238	13,168,568	4,737,880	6,809,951
Non-controlling interest		10,501,275	4,596,097	5,377,698
Total		23,669,843	9,333,977	12,187,649
Goodwill (Note 17)		$ 16,848,642	$ 2,360,658	$ 9,189,843

Note 6 - Business Combinations (Detail) - Purchase Price Allocation - Acquisition of PT Linktone: (USD $)	Jun. 30, 2010	Jun. 10, 2010	Mar. 16, 2010	Jan. 13, 2010
Cash	$ 9,294,802	$ 360,164	$ 1,597,420	$ 713,576
Accounts receivable	37,864	3,233,488	3,328,785
Other current assets		801,933	4,931,419	69,124
Fixed assets		383,964	3,143,274	77,326
Intangible assets		7,062,668	3,288,080	2,420,843
Total assets acquired		11,842,217	19,550,685	3,280,869
Current liabilities		3,207,944	12,577,366
Deferred tax liabilities		1,765,667		283,063
Non-current liabilities		47,405
Total liabilities assumed		5,021,016	12,577,366	283,063
Net assets acquired		6,821,201	6,973,319	2,997,806
Aggregate of:
Purchase consideration	9,311,238	13,168,568	4,737,880	6,809,951
Non-controlling interest		10,501,275	4,596,097	5,377,698
Total		23,669,843	9,333,977	12,187,649
Goodwill (Note 17)		$ 16,848,642	$ 2,360,658	$ 9,189,843

Note 6 - Business Combinations (Detail) - Purchase Price Allocation - Acquisition of GLD Investment Pte Ltd : (USD $)	Jun. 30, 2010	Jun. 10, 2010	Mar. 16, 2010	Jan. 13, 2010
Cash	$ 9,294,802	$ 360,164	$ 1,597,420	$ 713,576
Receivables	37,864	3,233,488	3,328,785
Building	9,438,328
Payables and accruals	(68,012)
Related-party borrowings	(9,252,532)
Non-controlling interest	(139,212)
Purchase consideration	$ 9,311,238	$ 13,168,568	$ 4,737,880	$ 6,809,951

Note 7 - Cash and cash equivalents (Detail) (Cash and Cash Equivalents [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Member]
Investment Income, Interest	$ 969,197	$ 2,275,070	$ 2,110,361

Note 7 - Cash and cash equivalents (Detail) - Cash and Cash Equivalents: (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash	$ 19,074,190	$ 24,775,703
Investment in money market accounts		1,430
Time deposits with tenor less than 90 days	15,967,482	16,144,685
Total	$ 35,041,672	$ 40,921,818	$ 58,875,399	$ 79,477,153

Note 8 - Restricted cash (Detail)	Dec. 31, 2011 USD ($)	Apr. 30, 2010	Dec. 31, 2011 Temporarily Frozen By A Local Court Of Justice For Withdrawal Or Use [Member] USD ($)	Apr. 30, 2010 Temporarily Frozen By A Local Court Of Justice For Withdrawal Or Use [Member] CNY
Restricted Cash and Cash Equivalents, Current	$ 603,088		$ 603,088	3,800,000
Number of Lawsuits Filed		2

Note 9 - Short-term investments (Detail)	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 20, 2010 Secured Note [Member] USD ($)	Dec. 31, 2011 Secured Note [Member] USD ($)	May 30, 2011 Privately Managed Fund [Member] USD ($)	Dec. 31, 2010 Privately Managed Fund [Member] USD ($)	Dec. 31, 2012 PT Global Mediacom TBK Common Shares [Member] USD ($)	Dec. 31, 2011 PT Global Mediacom TBK Common Shares [Member] USD ($)	Dec. 31, 2011 PT Global Mediacom TBK Common Shares [Member] IDR	Dec. 31, 2012 PT Bhakti Investama Common Shares [Member]	Dec. 31, 2012 MNC Common Shares [Member]	Dec. 31, 2012 PT Sky Vision Tbk Common Shares [Member]	Dec. 31, 2010 Privately Managed Fund [Member] USD ($)
Payments to Acquire Available-for-sale Securities				$ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage				12.75%
Available-for-sale Securities, Gross Realized Gains					1,110,646	3,852,227		27,900,000
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, before Tax	4,453,157				200,000	2,576,723
Short-term Investments	90,318,579	56,584,958					6,001,850
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(4,453,157)	2,076,434	1,939,473											1,939,473
Proceeds from Sale of Short-term Investments						7,278,924
Available For Sale Securities, Number Purchased									357,000,000	357,000,000	708,000,000	53,000,000	65,000,000
Available For Sale Securities, Average Market Purchase Price (in Rupiahs per share)									$ 0.095	826
Available For Sale Securities, Average Market Purchase Price (in Dollars per share)									$ 0.095	826
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		4,453,157
Available For Sale Securities, Number Sold								357,000,000
Trading Securities, Unrealized Holding Gain	$ 6,742,971

Note 9 - Short-term investments (Detail) - Short-Term Investments (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term investments	$ 90,318,579	$ 56,584,958
Quoted Securities, At Market Value [Member]
Short-term investments	68,580,354	38,434,951
TimeDepositsWithTenorGreaterThanNinetyDays[Member]
Short-term investments	$ 21,738,225	$ 18,150,007

Note 10 - Fair value measurement (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Goodwill, Impairment Loss	$ 10,911,373
Fair Value, Inputs, Level 3 [Member]
Goodwill, Impairment Loss	$ 9,900,000

Note 10 - Fair value measurement (Detail) - Asset and liabilities measured at fair value on a recurring basis are summarized below: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total assets and liabilities, fair value, measured on a recurring basis	$ 131,483,175	$ 103,614,713
Bank Overdrafts [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value, measured on a recurring basis	480,916	1,876,430
Bank Overdrafts [Member]
Liabilities, fair value, measured on a recurring basis	480,916	1,876,430
Revolving term loans [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value, measured on a recurring basis	4,580,403	2,389,790
Revolving term loans [Member]
Liabilities, fair value, measured on a recurring basis	4,580,403	2,389,790
Short-Term Debt - Term Loan Facility [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value, measured on a recurring basis	543,105	514,961
Short-Term Debt - Term Loan Facility [Member]
Liabilities, fair value, measured on a recurring basis	543,105	514,961
Loan From Related Party [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value, measured on a recurring basis	518,500
Loan From Related Party [Member]
Liabilities, fair value, measured on a recurring basis	518,500
Short-Term Investments - Time Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value, measured on a recurring basis	21,738,225	18,150,007
Short-Term Investments - Time Deposits [Member]
Assets, fair value, measured on a recurring basis	21,738,225	18,150,007
Available-for-sale investments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value, measured on a recurring basis		38,434,951
Available-for-sale investments [Member]
Assets, fair value, measured on a recurring basis		38,434,951
Held For Trading Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value, measured on a recurring basis	68,580,354
Held For Trading Investments [Member]
Assets, fair value, measured on a recurring basis	68,580,354
Leasehold property held for sale [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value, measured on a recurring basis		814,878
Leasehold property held for sale [Member]
Assets, fair value, measured on a recurring basis		814,878
Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Assets, fair value, measured on a recurring basis	19,074,190	24,775,703
Fair Value, Inputs, Level 1 [Member] | Cash Equivalents - Time Deposits [Member]
Assets, fair value, measured on a recurring basis	15,967,482	16,144,685
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets, fair value, measured on a recurring basis		1,430
Fair Value, Inputs, Level 1 [Member]
Total assets and liabilities, fair value, measured on a recurring basis	103,622,026	79,356,769
Fair Value, Inputs, Level 2 [Member] | Long-Term Loan - Term Loan Facility [Member]
Liabilities, fair value, measured on a recurring basis		511,878
Fair Value, Inputs, Level 2 [Member]
Total assets and liabilities, fair value, measured on a recurring basis	27,861,149	24,257,944
Long-Term Loan - Term Loan Facility [Member]
Liabilities, fair value, measured on a recurring basis		511,878
Cash [Member]
Assets, fair value, measured on a recurring basis	19,074,190	24,775,703
Cash Equivalents - Time Deposits [Member]
Assets, fair value, measured on a recurring basis	15,967,482	16,144,685
Money Market Funds [Member]
Assets, fair value, measured on a recurring basis		$ 1,430

Note 11 - Accounts receivable, net (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Gross, Current	$ 16,380,897	$ 19,135,478
Allowance for Doubtful Accounts Receivable, Current	2,093,650	2,086,695
Segment, Discontinued Operations [Member]
Accounts Receivable, Gross, Current	291,812	291,812
Allowance for Doubtful Accounts Receivable, Current	$ 291,812	$ 291,812

Note 11 - Accounts receivable, net (Detail) - Accounts Receivable, Net (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Account receivable	$ 16,380,897	$ 19,135,478
Allowance for doubtful receivables	(2,093,650)	(2,086,695)
Write-off against provision	203,242	36,604
Write back of provision		360,907
Additional provision	(186,558)	(144,165)
Translation difference	(23,639)	(94,501)
	14,287,247	17,048,783
Balance at Beginning of Year [Member]
Allowance for doubtful receivables	(2,086,695)	(2,245,540)
Balance at End of Year [Member]
Allowance for doubtful receivables	$ (2,093,650)	$ (2,086,695)

Note 12 - Inventories (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Inventory, Materials, Supplies and Merchandise under Consignment, Gross	$ 273,633	$ 212,500

Note 12 - Inventories (Detail) - Inventories (USD $)	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 449,772	$ 308,440
Finished goods	1,629,809	1,657,067
	2,079,581	1,965,507
Allowance for inventory obsolescence	(231,029)	(83,758)
Additional provision	(111,575)	(39,120)
Translation difference	(35,696)	7,087
	1,848,552	1,881,749
Balance at Beginning of Year [Member]
Allowance for inventory obsolescence	(83,758)	(51,725)
Balance at End of Year [Member]
Allowance for inventory obsolescence	$ (231,029)	$ (83,758)

Note 13 - Deposits and other current assets (Detail) - Deposits and Other Current Assets (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits and other current assets	$ 6,281,699	$ 6,523,350
Allowance for doubtful receivables	(216,329)	(820,624)
	6,065,370	5,702,726
Movement in allowance for doubtful receivables:
(Additional) / Write back of provision	(186,558)	(605,978)	(118,594)
Balance at Beginning of Year [Member]
Allowance for doubtful receivables	(820,624)	(92,406)
Balance at End of Year [Member]
Allowance for doubtful receivables	(216,329)	(820,624)
Minimum guarantees [Member]
Deposits and other current assets	3,748,985	1,552,425
Rental and other deposits [Member]
Deposits and other current assets	795,573	1,523,358
Staff advances [Member]
Deposits and other current assets	637,597	386,310
Prepayments to VAS advertising, content and other suppliers [Member]
Deposits and other current assets	134,479	2,284,462
Interest income receivable from non-related parties [Member]
Deposits and other current assets	164,945	7,629
Unbilled receivables [Member]
Deposits and other current assets	628,914	499,084
Others [Member]
Deposits and other current assets	171,206	270,082
Allowance for doubtful other current receivables [Member]
Movement in allowance for doubtful receivables:
(Additional) / Write back of provision	$ 604,295	$ (728,218)

Note 14 - Property and equipment, net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 762,466	$ 815,532	$ 721,451
Gain (Loss) on Sale of Property Plant Equipment	78,089	16,012	(12,828)
Accumulated Depreciation, Depletion and Amortization, Write-down of Property, Plant and Equipment		$ 43,707

Note 14 - Property and equipment, net (Detail) - Property and equipment, net (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost
Property and Equipment, Gross	$ 19,150,266	$ 18,297,834
Less: Accumulated depreciation	(7,389,435)	(7,102,402)
	11,760,831	11,195,432
Building [Member]
Cost
Property and Equipment, Gross	10,796,663	10,175,880
Computer Equipment [Member]
Cost
Property and Equipment, Gross	4,580,317	4,694,360
Office Equipment [Member]
Cost
Property and Equipment, Gross	2,218,736	1,689,664
Leasehold Improvements [Member]
Cost
Property and Equipment, Gross	1,220,299	1,426,775
Vehicles [Member]
Cost
Property and Equipment, Gross	$ 334,251	$ 311,155

Note 15 - Non-current assets held for sale (Detail) (Leasehold property held for sale [Member], USD $)	Dec. 31, 2012
Leasehold property held for sale [Member]
Long Lived Assets Held-for-sale, Proceeds from Sale	$ 1,300,000
Long Lived Assets Held-for-sale, Gain (Loss) on Sale	$ 497,869

Note 15 - Non-current assets held for sale (Detail) - Non-current assets held for sale (USD $)	Dec. 31, 2011
Leasehold property — held for sale	$ 814,878

Note 16 - Intangible assets, net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Acquired Intangible Assets	$ 1,956,804	$ 2,152,750	$ 1,550,691

Note 16 - Intangible assets, net (Detail) - Intangible assets, net: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost
Acquired Intangible Asset, Cost	$ 18,869,896	$ 18,168,421
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(10,755,007)	(8,642,513)
Acquired intangible assets, net	8,114,889	9,525,908
Technology [Member]
Cost
Acquired Intangible Asset, Cost	3,031,517	2,559,208
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(2,254,091)	(2,099,345)
Customer Base [Member]
Cost
Acquired Intangible Asset, Cost	171,523	171,523
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(171,522)	(171,522)
Licenses [Member]
Cost
Acquired Intangible Asset, Cost	525,671	525,671
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(525,671)	(525,671)
Partnership and Non-Compete Agreements [Member]
Cost
Acquired Intangible Asset, Cost	7,630,150	7,413,817
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(6,797,767)	(5,144,731)
Domain Names [Member]
Cost
Acquired Intangible Asset, Cost	82,347	82,347
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(82,347)	(82,347)
VAS Short Codes licensed to PT Linktone [Member]
Cost
Acquired Intangible Asset, Cost	7,062,653	7,062,653
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(653,804)	(371,295)
Computer Software, Intangible Asset [Member]
Cost
Acquired Intangible Asset, Cost	366,035	353,202
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	$ (269,805)	$ (247,602)

Note 16 - Intangible assets, net (Detail) - The weighted average amortization period for intangible assets with definite lives by major categori	12 Months Ended
Dec. 31, 2012
Technology [Member]
Weighted average amortization period for intangible asset	3 years 219 days
Customer Base [Member]
Weighted average amortization period for intangible asset	1 year 292 days
Licenses [Member]
Weighted average amortization period for intangible asset	2 years
Partnership and Non-Compete Agreements [Member]
Weighted average amortization period for intangible asset	3 years
Domain Names [Member]
Weighted average amortization period for intangible asset	4 years
VAS Short Codes licensed to PT Linktone [Member]
Weighted average amortization period for intangible asset	25 years
Computer Software, Intangible Asset [Member]
Weighted average amortization period for intangible asset	5 years 109 days

Note 16 - Intangible assets, net (Detail) - Estimated amortization expense: (USD $)	Dec. 31, 2012
2013	$ 1,123,420
2014	726,595
2015	395,265
2016	395,265
2017	395,265
$ 3,035,810

Note 17 - Goodwill (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill, Impairment Loss (in Dollars)	$ 10,911,373
China VAS [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows	(33.00%)
Goodwill Impairment Test, Terminal Value Growth Rate Used For Determining Discounted Cash Flows After Fifth Year	3.00%	5.00%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows	19.50%
Goodwill, Impairment Loss (in Dollars)	8,550,715
Mobile Game [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows	111.00%
Goodwill Impairment Test, Terminal Value Growth Rate Used For Determining Discounted Cash Flows After Fifth Year	3.00%	5.00%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows	19.50%
Indonesia Digital Media [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows	16.00%	26.00%
Goodwill Impairment Test, Terminal Value Growth Rate Used For Determining Discounted Cash Flows After Fifth Year	3.00%	5.00%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows	13.40%	15.50%
PC Game [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows	77.00%	23.00%
Goodwill Impairment Test, Terminal Value Growth Rate Used For Determining Discounted Cash Flows After Fifth Year	3.00%	5.00%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows	19.10%	16.80%
Media Content Unit [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows	(189.00%)	22.00%
Goodwill Impairment Test, Terminal Value Growth Rate Used For Determining Discounted Cash Flows After Fifth Year	3.00%	1.50%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows	15.40%	14.70%
Goodwill, Impairment Loss (in Dollars)	2,360,658
China VAS & mobile game [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows		42.00%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows		17.50%
China VAS and Media Content [Member]
Goodwill, Impairment Loss (in Dollars)	9,900,000
Allocated To Non Controlling Interest [Member]
Goodwill, Impairment Loss (in Dollars)	$ 1,000,000

Note 17 - Goodwill (Detail) - Activity in the balance of goodwill during the year ended December 31, 2011: (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 29,571,982	$ 40,483,355	$ 40,483,355
Balance	29,571,982	40,483,355	40,483,355
China VAS & mobile game [Member]
Balance		17,740,558	17,740,558
Balance		17,740,558	17,740,558
Indonesia VAS [Member]
Balance		16,848,642	16,848,642
Balance		16,848,642	16,848,642
Media Content Unit [Member]
Balance		2,360,658	2,360,658
Balance		2,360,658	2,360,658
PC Game [Member]
Balance	3,533,497	3,533,497	3,533,497
Balance	$ 3,533,497	$ 3,533,497	$ 3,533,497

Note 17 - Goodwill (Detail) - Activity in the balance of goodwill during the year ended December 31, 2012: (USD $)	12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 China VAS [Member]	Dec. 31, 2012 Mobile Game [Member]	Dec. 31, 2011 Mobile Game [Member]	Dec. 31, 2012 Indonesia Digital Media [Member]	Dec. 31, 2011 Indonesia Digital Media [Member]	Dec. 31, 2012 Media Content Unit [Member]	Dec. 31, 2010 Media Content Unit [Member]	Dec. 31, 2012 PC Game [Member]	Dec. 31, 2011 PC Game [Member]	Dec. 31, 2010 PC Game [Member]
Balance	$ 40,483,355	$ 40,483,355	$ 8,550,715	$ 9,189,843	$ 9,189,843	$ 16,848,642	$ 16,848,642	$ 2,360,658	$ 2,360,658	$ 3,533,497	$ 3,533,497	$ 3,533,497
Goodwill impairment	(10,911,373)		(8,550,715)					(2,360,658)
Balance	$ 29,571,982	$ 40,483,355		$ 9,189,843	$ 9,189,843	$ 16,848,642	$ 16,848,642		$ 2,360,658	$ 3,533,497	$ 3,533,497	$ 3,533,497

Note 18 - Other long-term assets (Detail) (USD $)	12 Months Ended			12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Apr. 30, 2007 eChinaMobile (BVI) Ltd. [Member]	Dec. 31, 2012 Investment deposit [Member]		Dec. 31, 2011 Investment deposit [Member]		Dec. 31, 2008 Investment deposit [Member]	Apr. 30, 2007 Investment deposit [Member]	Jan. 30, 2008 Partial Refund of Investment Deposit By eCM [Member]
Deposit Assets									$ 3,000,000
Equity Method Investment, Ownership Percentage			49.00%
Increase (Decrease) in Deposit Assets										(529,618)
Asset Impairment Charges	$ 9,928,373	$ 1,102,265		$ 2,470,382	[1]	$ 2,470,382	[1]	$ 2,470,382

[1]	In April 2007, the Company paid an investment deposit of $3 million to eChinaCash Inc. ("eCC") to purchase 49% of the equity in eChinaMobile (BVI) Ltd. ("eCM"), a wholly owned subsidiary of eCC. eCM is a U.S. incorporated, Beijing-based company that builds and maintains customer loyalty affinity programs and payment card programs for large corporations and financial institutions, including Chinese blue chip companies. The primary objective of eCM was to establish a platform to provide VAS service and original content to customers of Linktone and eCM through cross-selling opportunities that arise through having access to each other's extensive database of users. Because of certain disputes over the resources to be made available for use by eCM, eCM refunded $529,618 of Linktone's investment deposit of $3 million in January 2008. Linktone has sought legal remedies to recover the remaining amount. In view of the uncertainty of recovering this remaining amount, the Company recorded an impairment provision of $2,470,382 in 2007 against the remaining investment deposit. This legal case is still outstanding as of December 31, 2012.

Note 18 - Other long-term assets (Detail) - Other long-term assets (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012 Investment deposit [Member]		Dec. 31, 2011 Investment deposit [Member]		Dec. 31, 2008 Investment deposit [Member]	Dec. 31, 2012 Minimum guarantees [Member]	Dec. 31, 2011 Minimum guarantees [Member]	Dec. 31, 2012 Prepayment for insurance policy [Member]	Dec. 31, 2011 Prepayment for insurance policy [Member]
Other long-term assets	$ 5,750,861		$ 3,494,824	$ 2,470,382	[1]	$ 2,470,382	[1]		$ 3,247,512	$ 862,858	$ 32,967	$ 161,584
Less: Impairment loss on investment deposit (a)	(9,928,373)	(1,102,265)		(2,470,382)	[1]	(2,470,382)	[1]	(2,470,382)
Total	$ 3,280,479		$ 1,024,442

[1]	In April 2007, the Company paid an investment deposit of $3 million to eChinaCash Inc. ("eCC") to purchase 49% of the equity in eChinaMobile (BVI) Ltd. ("eCM"), a wholly owned subsidiary of eCC. eCM is a U.S. incorporated, Beijing-based company that builds and maintains customer loyalty affinity programs and payment card programs for large corporations and financial institutions, including Chinese blue chip companies. The primary objective of eCM was to establish a platform to provide VAS service and original content to customers of Linktone and eCM through cross-selling opportunities that arise through having access to each other's extensive database of users. Because of certain disputes over the resources to be made available for use by eCM, eCM refunded $529,618 of Linktone's investment deposit of $3 million in January 2008. Linktone has sought legal remedies to recover the remaining amount. In view of the uncertainty of recovering this remaining amount, the Company recorded an impairment provision of $2,470,382 in 2007 against the remaining investment deposit. This legal case is still outstanding as of December 31, 2012.

Note 19 - Accounts payable, accrued liabilities and other payables (Detail) - Accounts payable, accrued liabilities and other payables (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	$ 3,355,395	$ 2,092,530
Accrued payroll and welfare benefits	1,854,812	1,597,117
Accrued professional and consulting fees	405,478	755,963
Accrued VAS content fees	3,093,902	5,330,287
Accrued expenses	6,828,420	3,754,093
Other payables	867,940	1,450,555
Total	$ 16,405,947	$ 14,980,545

Note 20 - Loans and borrowings (Detail)	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 MNC [Member] USD ($)	Dec. 31, 2012 MNC [Member] IDR	Dec. 31, 2012 Term Loan Extended to Innoform [Member] Quarterly [Member] USD ($)	Dec. 31, 2012 Term Loan Extended to Innoform [Member] Quarterly [Member] SGD	Dec. 31, 2012 Term Loan Extended to Innoform [Member] USD ($)	Dec. 31, 2012 Term Loan Extended to Innoform [Member] SGD	Oct. 31, 2012 Term Loan Extended to Innoform [Member] USD ($)	Oct. 31, 2012 Term Loan Extended to Innoform [Member] SGD	Dec. 31, 2011 Term Loan Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Term Loan Extended to Innoform [Member] SGD	Dec. 31, 2012 Credit Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2012 Credit Facility Extended to Innoform [Member] SGD	Oct. 31, 2012 Credit Facility Extended to Innoform [Member] USD ($)	Oct. 31, 2012 Credit Facility Extended to Innoform [Member] SGD	Dec. 31, 2011 Credit Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Credit Facility Extended to Innoform [Member] SGD	Dec. 31, 2010 Credit Facility Extended to Innoform [Member]	Dec. 31, 2012 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2012 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD	Dec. 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD	May 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	May 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD
Line of Credit Facility, Maximum Borrowing Capacity															$ 7,700,000	10,000,000								$ 2,300,000	3,000,000
Debt Instrument, Face Amount (in Dollars)									1,500,000	2,000,000
Line of Credit Facility, Amount Outstanding	4,580,403	2,389,790											4,600,000	5.6			2,400,000	3,100,000		500,000	600,000	1,900,000	2,400,000
Line of Credit Facility, Interest Rate at Period End													4.00%	4.00%			4.02%	4.02%	4.02%
Debt Instrument, Periodic Payment					100,000	200,000
Debt Instrument, Term of Repayment							3 years	3 years
Loans Payable to Bank							500,000	700,000			1,000,000	1,300,000
Debt Instrument, Basis Spread on Variable Rate							4.00%	4.00%
Proceeds from Related Party Debt	$ 518,500		$ 518,500	5,000,000,000
Related Party Transaction, Rate			8.00%	8.00%

Note 20 - Loans and borrowings (Detail) - Loans and borrowings (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank overdrafts	$ 480,916	$ 1,876,430
Revolving term loans	4,580,403	2,389,790
Term loan, current portion	543,105	514,961
Loan from related party	518,500
	6,122,924	4,781,181
Term loan, non current portion		511,878
	$ 6,122,924	$ 5,293,059

Note 21 - Other long-term liabilities (Detail) - Other long-term liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other long-term payables	$ 1,258,030	$ 67,688

Note 22 - Segment information (Detail) - Statement of Operations Information: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross revenues	$ 46,150,876	$ 60,677,173	$ 71,708,025
Sales tax	(808,257)	(1,591,748)	(2,087,121)
Segment cost of revenue	(29,101,245)	(36,202,433)	(47,137,394)
Segment gross profit	16,241,374	22,882,992	22,483,510
Segment operating (expenses)/income	390,296	(17,428,495)	(24,617,125)
Segment profit/(loss) from operations	16,631,670	5,454,497	(2,133,615)
Other (expenses)/ income	(639,663)	(264,934)	701,884
Segment profit/ (loss) before interest and taxes	15,992,007	5,189,563	(1,431,731)
China VAS, Mobile Game & PC Game [Member]
Gross revenues	31,277,781	35,570,974	57,691,760
Sales tax	(808,257)	(1,591,748)	(2,087,121)
Segment cost of revenue	(18,459,785)	(19,999,661)	(37,725,651)
Segment gross profit	12,009,739	13,979,565	17,878,988
Segment operating (expenses)/income	(12,585,930)	(13,873,577)	(16,391,539)
Segment profit/(loss) from operations	(576,191)	105,988	1,487,449
Other (expenses)/ income	(45,555)	(373,093)	679,019
Segment profit/ (loss) before interest and taxes	(621,746)	(267,105)	2,166,468
Indonesia VAS [Member]
Gross revenues	3,748,259	8,196,431	1,805,746
Segment cost of revenue	(2,813,317)	(4,949,871)	(587,532)
Segment gross profit	934,942	3,246,560	1,218,214
Segment operating (expenses)/income	(2,291,541)	(950,106)	(266,867)
Segment profit/(loss) from operations	(1,356,599)	2,296,454	951,347
Other (expenses)/ income	7,587	1,005	105,556
Segment profit/ (loss) before interest and taxes	(1,349,012)	2,297,459	1,056,903
Media Content Unit [Member]
Gross revenues	11,124,836	16,909,768	12,210,519
Segment cost of revenue	(7,828,143)	(11,252,901)	(8,824,211)
Segment gross profit	3,296,693	5,656,867	3,386,308
Segment operating (expenses)/income	(7,452,373)	(6,654,680)	(4,691,928)
Segment profit/(loss) from operations	(4,155,680)	(997,813)	(1,305,620)
Other (expenses)/ income	479,946	15,209	(107,805)
Segment profit/ (loss) before interest and taxes	(3,675,734)	(982,604)	(1,413,425)
Investment [Member]
Segment operating (expenses)/income	22,720,140	4,049,868	(3,266,791)
Segment profit/(loss) from operations	22,720,140	4,049,868	(3,266,791)
Other (expenses)/ income	(1,081,641)	91,945	25,114
Segment profit/ (loss) before interest and taxes	$ 21,638,499	$ 4,141,813	$ (3,241,677)

Note 22 - Segment information (Detail) - Gross revenue by product in China: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross revenue	$ 46,150,876	$ 60,677,173	$ 71,708,025
China [Member] | China VAS [Member]
Gross revenue	27,422,037	31,500,303	54,373,735
China [Member] | Mobile Game [Member]
Gross revenue	2,904,038	2,632,558	2,204,319
China [Member] | PC Game [Member]
Gross revenue	951,706	1,438,113	1,113,706
China [Member]
Gross revenue	$ 31,277,781	$ 35,570,974	$ 57,691,760

Note 22 - Segment information (Detail) - Balance Sheet Information: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets	$ 150,957,005	$ 126,782,509
Non-current assets	53,457,567	63,413,721
Total assets	204,414,572	190,196,230
Current liabilities	(25,803,691)	(24,379,295)
Non-current liabilities	(3,440,329)	(3,340,914)
Total liabilities	(29,244,020)	(27,720,209)
Net assets	175,170,552	162,476,021
China VAS, Mobile Game & PC Game [Member]
Current assets	43,066,055	23,372,886
Non-current assets	1,961,265	1,804,891
Total assets	45,027,320	25,177,777
Current liabilities	(7,023,863)	(9,976,507)
Non-current liabilities	(240,176)	(278,215)
Total liabilities	(7,264,039)	(10,254,722)
Net assets	37,763,281	14,923,055
Indonesia Digital Media [Member]
Current assets	5,227,247	7,099,104
Non-current assets	7,393,486	7,039,599
Total assets	12,620,733	14,138,703
Current liabilities	(3,326,332)	(3,194,028)
Non-current liabilities	(1,602,210)	(1,718,332)
Total liabilities	(4,928,542)	(4,912,360)
Net assets	7,692,191	9,226,343
Media Content Unit [Member]
Current assets	12,536,720	12,645,710
Non-current assets	14,468,275	13,945,773
Total assets	27,004,995	26,591,483
Current liabilities	(12,715,073)	(9,958,059)
Non-current liabilities	(1,597,943)	(1,344,367)
Total liabilities	(14,313,016)	(11,302,426)
Net assets	12,691,979	15,289,057
Investment [Member]
Current assets	90,126,983	83,664,809
Non-current assets	29,634,541	40,623,458
Total assets	119,761,524	124,288,267
Current liabilities	(2,738,423)	(1,250,701)
Total liabilities	(2,738,423)	(1,250,701)
Net assets	$ 117,023,101	$ 123,037,566

Note 22 - Segment information (Detail) - Gross revenues by geographic region based on the location of the customers: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross revenue	$ 46,150,876	$ 60,677,173	$ 71,708,025
PRC [Member]
Gross revenue	31,980,685	35,570,974	57,691,760
Indonesia [Member]
Gross revenue	3,977,308	8,196,431	1,805,746
Singapore [Member]
Gross revenue	9,205,816	15,096,754	11,596,837
Malaysia [Member]
Gross revenue	$ 987,067	$ 1,813,014	$ 613,682

Note 22 - Segment information (Detail) - The following table summarizes the Group’s long-lived assets by geographic region: (USD $)	Dec. 31, 2012	Dec. 31, 2011
PRC [Member]
Long-lived assets, by geographic region	$ 14,684,605	$ 23,078,946
Indonesia [Member]
Long-lived assets, by geographic region	24,307,843	24,028,344
Singapore [Member]
Long-lived assets, by geographic region	12,838,262	15,780,315
Malaysia [Member]
Long-lived assets, by geographic region	$ 1,626,857	$ 526,116

Note 22 - Segment information (Detail) - Summary of the Group’s net assets by geographic region: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Net assets by geographic region	$ 175,170,552	$ 162,476,021
PRC [Member]
Net assets by geographic region	50,486,621	36,197,110
Indonesia [Member]
Net assets by geographic region	112,114,912	108,629,196
Singapore [Member]
Net assets by geographic region	12,923,192	17,484,937
Malaysia [Member]
Net assets by geographic region	$ (354,173)	$ 164,778

Note 23 - Other operating income (Detail) - Other operating income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrealized gain on marketable securities	$ 6,742,971
Dividend income from short-term investments	364,027	314,300
Gain on sales of short-term investments	27,938,014	4,962,873
Total other operating income	$ 35,045,012	$ 5,277,173

Note 24 - Risks and uncertainties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Net (in Dollars)	$ 46,150,876	$ 60,677,173	$ 71,708,025
Due from Related Parties (in Dollars)	1,756,401	2,375,450
Cash, Cash Equivalents, and Short-term Investments (in Dollars)	125,400,000
Accounts Receivable, Net, Current (in Dollars)	14,287,247	17,048,783
China VAS, Mobile Game & PC Game [Member] | Gross Revenue As Percentage of Total [Member]
Concentration Risk, Percentage	68.00%	59.00%
China VAS, Mobile Game & PC Game [Member]
Revenue, Net (in Dollars)	31,277,781	35,570,974	57,691,760
Media Content Unit [Member] | Gross Revenue As Percentage of Total [Member]
Concentration Risk, Percentage	8.00%	28.00%
Media Content Unit [Member]
Revenue, Net (in Dollars)	11,124,836	16,909,768	12,210,519
Indonesia VAS [Member] | Gross Revenue As Percentage of Total [Member]
Concentration Risk, Percentage	24.00%	13.00%
Indonesia VAS [Member]
Revenue, Net (in Dollars)	3,748,259	8,196,431	1,805,746
China [Member] | Percentage of Cash and Cash Equivalents As A Percentage of Total Cash and Cash Equivalents and Short-Term Investments [Member]
Concentration Risk, Percentage		28.50%
China [Member]
Revenue, Net (in Dollars)	31,277,781	35,570,974	57,691,760
Cash, Cash Equivalents, and Short-term Investments (in Dollars)	35,800,000
China Mobile [Member] | Gross Revenue As Percentage of Total China Gross Revenue [Member]
Concentration Risk, Percentage	69.00%	71.00%	52.00%
China Mobile [Member] | Accounts Receivable As A Percentage of Total Accounts Receivable Due From China [Member]
Concentration Risk, Percentage	92.00%	87.00%
China Mobile [Member]
Revenue, Net (in Dollars)	21,800,000	25,200,000	37,600,000
Due from Related Parties (in Dollars)	5,800,000	7,800,000
China Telecom [Member] | Gross Revenue As Percentage of Total China Gross Revenue [Member]
Concentration Risk, Percentage	15.00%	17.00%	13.00%
China Telecom [Member] | Accounts Receivable As A Percentage of Total Accounts Receivable Due From China [Member]
Concentration Risk, Percentage	8.00%	5.00%
China Telecom [Member]
Revenue, Net (in Dollars)	4,800,000	6,800,000	9,600,000
Due from Related Parties (in Dollars)	500,000	400,000
Telkomsel [Member] | Gross Revenues As Percentage of Total Indonesia Gross Revenues [Member]
Concentration Risk, Percentage	25.00%	68.00%	63.00%
Telkomsel [Member] | Accounts Receivable As A Percentage of Total Accounts Receivable Due From Indonesia [Member]
Concentration Risk, Percentage	24.00%	81.00%
Telkomsel [Member]
Revenue, Net (in Dollars)	900,000	5,600,000	1,100,000
Due from Related Parties (in Dollars)	1,100,000	4,000,000
Indosat [Member] | Gross Revenues As Percentage of Total Indonesia Gross Revenues [Member]
Concentration Risk, Percentage	13.00%	5.00%	18.00%
Indosat [Member]
Revenue, Net (in Dollars)	$ 500,000	$ 400,000	$ 300,000

Note 25 - Employee Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC contribution plan [Member]
Defined Contribution Plan, Cost Recognized	$ 798,345	$ 892,016	$ 1,055,043
Singapore contribution plan [Member]
Defined Contribution Plan, Cost Recognized	345,297	339,710	286,262
Indonesian contribution plan [Member]
Defined Contribution Plan, Cost Recognized	$ 18,864	$ 23,176	$ 18,398

Note 26 - Statutory Reserves (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retained Earnings, Appropriated (in Dollars)	$ 2,499,512	$ 2,466,165
(in Dollars)	$ 33,347
General Reserve [Member] | Subsidiaries [Member]
Annual After-Tax Profit Appropriation Requirement, Percentage	10.00%
Appropriations Maximum Cumulative Amount, As Percent of Registered Capital	50.00%
General Reserve [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Annual After-Tax Profit Appropriation Requirement, Percentage	10.00%
Appropriations Maximum Cumulative Amount, As Percent of Registered Capital	50.00%

Note 27 - Income taxes (Detail) (USD $)	12 Months Ended						12 Months Ended														36 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended		36 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2012 Attributable to 10 PRC Subsidiaries [Member] Discontinued Operations [Member]	Dec. 31, 2012 Attributable to 10 PRC Subsidiaries [Member]	Dec. 31, 2012 Hong Kong [Member]	Dec. 31, 2012 Indonesia [Member]	Dec. 31, 2012 Singapore [Member]	Dec. 31, 2012 Malaysia [Member]	Dec. 31, 2012 PRC Income Tax Rate On Worldwide Income Of PRC Resident Enterprises [Member]	Dec. 31, 2012 Qualified and Approved High and New Technology Enterprised [Member]	Dec. 31, 2012 Linktone Consulting, Weilan, Ruida, Wei Lian, Lang Yi, Xian Feng and Xintong [Member] Applicable Tax Rates Starting in 2008 [Member]	Dec. 31, 2007 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Preferential Statutory Rate Pre-2008 [Member]	Dec. 31, 2012 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Transition to New Rates Starting in 2008 [Member]	Dec. 31, 2011 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Transition to New Rates Starting in 2008 [Member]	Dec. 31, 2010 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Transition to New Rates Starting in 2008 [Member]	Dec. 31, 2009 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Transition to New Rates Starting in 2008 [Member]	Dec. 31, 2008 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Transition to New Rates Starting in 2008 [Member]	Dec. 31, 2012 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] From 2012 Onwards [Member]	Dec. 31, 2011 Huitong [Member]	Dec. 31, 2010 Linktone Internet [Member]	Dec. 31, 2009 Linktone Internet [Member]	Dec. 31, 2007 Linktone Internet [Member]	Dec. 31, 2007 Yuan Hang, Cosmos, Lian Fei and Beijing Ojava [Member] Preferential Statutory Rate Pre-2008 [Member]	Dec. 31, 2008 Yuan Hang, Cosmos, Lian Fei and Beijing Ojava [Member] Three Years Of Reduced Tax Rate After Tax Holiday [Member]	Dec. 31, 2010 Yuan Hang, Cosmos, and Beijing Ojava [Member]	Dec. 31, 2013 Yuan Hang [Member]	Dec. 31, 2013 Cosmos and Beijing Ojava [Member]	Dec. 31, 2014 Letang [Member]	Dec. 31, 2012 Non-PRC Entities Considered PRC Tax Residence Enterprises For Tax Purposes [Member]
Effective Income Tax Rate, Continuing Operations	(7.00%)	17.00%	170.00%				16.50%	25.00%	17.00%	25.00%	25.00%		25.00%	15.00%	25.00%	24.00%	22.00%	20.00%	25.00%	25.00%	15.00%	25.00%	12.50%		15.00%		15.00%	15.00%	25.00%		25.00%
EIT Law, Unified Income Tax Rate	25.00%											15.00%
EIT Law, Transitional Period	5 years
Discount Percentage On Income Tax Rate																								50.00%		50.00%				50.00%
PRC Income Tax Laws, Withholding Income Tax for Dividends Distributed By A Foreign Invested Enterprise To Its Immediate Holding Company Outside the PRC	10.00%
Income Tax Holiday, Aggregate Dollar Amount (in Dollars)	$ 16,904	$ 90,445	$ 173,172
Deferred Tax Assets, Valuation Allowance (in Dollars)	6,380,313	6,567,518
Deferred Tax Assets, Operating Loss Carryforwards (in Dollars)	1,714,014	1,956,003			16,601,753	22,189,940
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions (in Dollars)				100,671
Unrecognized Tax Benefits, Interest on Income Taxes Accrued (in Dollars)	190,636	159,656
Unrecognized Tax Benefits, Income Tax Penalties Accrued (in Dollars)	$ 50,336

Note 27 - Income taxes (Detail) - Income (loss) before income taxes from continuing operations: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before taxes from continued operations	$ 17,274,343	$ 7,587,628	$ 846,862
Cayman [Member]
Income before taxes from continued operations	20,878,593	5,528,390	(2,879,085)
Indonesia [Member]
Income before taxes from continued operations	(1,417,674)	3,077,937	2,673,218
Singapore [Member]
Income before taxes from continued operations	(1,663,174)	(1,114,203)	(1,710,126)
Malaysia [Member]
Income before taxes from continued operations	(517,183)	(106,148)	223,771
PRC [Member]
Income before taxes from continued operations	$ (6,219)	$ 201,652	$ 2,539,084

Note 27 - Income taxes (Detail) - The (provision for) benefit from taxes on income from continuing operations: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 466,010	$ (763,341)	$ (1,805,227)
Deferred	794,598	(536,640)	365,966
Total	$ 1,260,608	$ (1,299,981)	$ (1,439,261)

Note 27 - Income taxes (Detail) - Reconciliation between the statutory Enterprise Income Tax rate and the Group’s effective tax rate for continuing operations:	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Enterprise Income Tax rate	25.00%	25.00%	25.00%
Effect of tax holiday		(1.00%)	(20.00%)
International tax rate differences	(29.00%)	(19.00%)	95.00%
Non-deductible expenses/non-taxable income	1.00%	17.00%	4.00%
Change in valuation allowance	(1.00%)	(17.00%)	2.00%
PRC tax rate differences			(33.00%)
Adjustment to prior-year tax provision	(3.00%)	(6.00%)	97.00%
Deferred tax on outside tax basis		(2.00%)
Expired carry forward tax losses		20.00%
Effective EIT rate for continuing operations	(7.00%)	17.00%	170.00%

Note 27 - Income taxes (Detail) - Deferred tax assets and deferred tax liabilities: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Intangible and other assets		$ 127,067
Deferred revenue	63,318	69,090
Accrued liabilities and other payables	2,439,494	3,192,891
Advertising expenses	459,486	560,229
Net operating losses	1,714,014	1,956,003
Others	912,762	176,113
Total deferred tax assets for continuing operations	5,589,074	6,081,393
Valuation allowance for continuing operations	(2,722,886)	(2,884,640)
Total deferred tax assets for discontinued operations	4,342,076	4,420,487
Valuation allowance for discontinued operations	(3,657,427)	(3,682,878)
Total deferred tax assets, net of valuation allowance	3,550,837	3,934,362
Deferred tax liabilities:
Accrued income	(1,888,837)	(2,466,905)
Intangible assets	(1,989,206)	(2,572,958)
Others	(225,048)	(188,390)
Deferred tax liabilities for continuing operations	(4,103,091)	(5,228,253)
Deferred tax liabilities for discontinued operations	(684,649)	(737,609)
Total deferred tax liabilities	(4,787,740)	(5,965,862)
Net deferred tax liabilities	(1,236,903)	(2,031,500)
Deferred tax assets — current	732,987	486,176
Deferred tax liabilities — current	(516,977)	(126,034)
Deferred tax assets — non-current	729,386	369,706
Deferred tax liabilities — non-current	$ (2,182,299)	$ (2,761,348)

Note 27 - Income taxes (Detail) - Valuation allowance movements: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, Valuation Allowance	$ 6,380,313	$ 6,567,518
Segment, Continuing Operations [Member]
Balance, Valuation Allowance	2,884,640	2,139,558
Movement	(169,282)	634,103
Translation Difference	7,528	110,979
Balance, Valuation Allowance	2,722,886	2,884,640
Segment, Discontinued Operations [Member]
Balance, Valuation Allowance	3,682,878	5,320,546
Movement		(1,835,533)
Translation Difference	(25,451)	197,865
Balance, Valuation Allowance	$ 3,657,427	$ 3,682,878

Note 27 - Income taxes (Detail) - Tax provision related to uncertain tax positions on promotional and research and development expenses: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Beginning and ending balance	$ 100,671	$ 100,671

Note 28 - Stock option plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		6 years	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	96,094,388	85,893,917
Allocated Share-based Compensation Expense	$ 156,367	$ 133,917		$ 204,949
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		13,568		18,237
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Weighted Average Fair Value (in Dollars per share)				$ 0.12
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 200,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 200 days
Exercise of Stock Options [Member]
Stock Issued During Period, Shares, New Issues (in Shares)	0	304,900
Annual Increase [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional Shares Authorized As Percent Of Total Shares Outstanding	2.50%
Annual Increase [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares)	15,175,000

[1]	In the absence of sufficient historical data in the exercise behavior of the option holders, the Company continued to use the simplified method, under which the expected term is based on the mid-point between the vesting date and the end of the contractual term.

Note 28 - Stock option plans (Detail) - Assumptions used for calculating fair value of option grants on date of grant:	12 Months Ended
	Dec. 31, 2011
Expected life (years)	6 years	[1]
Minimum [Member]
Risk-free interest rate (%)	1.20%	[2]
Volatility (%)	63.00%	[3]
Maximum [Member]
Risk-free interest rate (%)	2.50%	[2]
Volatility (%)	65.00%	[3]

[1]	In the absence of sufficient historical data in the exercise behavior of the option holders, the Company continued to use the simplified method, under which the expected term is based on the mid-point between the vesting date and the end of the contractual term.
[2]	The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury zero-coupon yield in effect at the time of grant.
[3]	The Company used its own historical data to estimate the stock price volatility.

Note 28 - Stock option plans (Detail) - Stock option activity: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of shares	7,109,000	7,603,700
Weighted-average exercise price (in Dollars per share)	$ 0.19	$ 0.22
Weighted average remaining contractual term (years)	7 years 138 days	8 years 21 days
Aggregate Intrinsic Value (in Dollars)	$ 686,900	$ 10,309
Vested and expected to vest as of December 31, 2012	7,109,000
Vested and expected to vest as of December 31, 2012 (in Dollars per share)	$ 0.19
Vested and expected to vest as of December 31, 2012	7 years 138 days
Vested and expected to vest as of December 31, 2012 (in Dollars)	686,900
Exercisable as of December 31, 2012	5,109,000
Exercisable as of December 31, 2012 (in Dollars per share)	$ 0.22
Exercisable as of December 31, 2012	6 years 328 days
Exercisable as of December 31, 2012 (in Dollars)	$ 433,900
Forfeited	(494,700)
Forfeited (in Dollars per share)	$ 0.65

Note 28 - Stock option plans (Detail) - Additional information relating to options outstanding: (USD $)	12 Months Ended
Dec. 31, 2012
Options Outstanding, Number oustanding (in Shares)	7,109,000
Options Outstanding, Weighted average remaining contractual life	7 years 138 days
Options Outstanding, Weighted average exercise price	$ 0.19
Options Exercisable, Number exercisable (in Shares)	5,109,000
Options Exercisable, Weighted average remaining contractual life	6 years 328 days
Options Exercisable, Weighted average exercise price	$ 0.19
$0.07 - $0.11 [Member]
Range of exercise price, minimum	$ 0.07
Range of exercise price, maximum	$ 0.11
Options Outstanding, Number oustanding (in Shares)	2,500,000
Options Outstanding, Weighted average remaining contractual life	8 years 321 days
Options Outstanding, Weighted average exercise price	$ 0.11
Options Exercisable, Number exercisable (in Shares)	1,250,000
Options Exercisable, Weighted average remaining contractual life	8 years 321 days
Options Exercisable, Weighted average exercise price	$ 0.11
$0.15 - $0.29 [Member]
Range of exercise price, minimum	$ 0.15
Range of exercise price, maximum	$ 0.29
Options Outstanding, Number oustanding (in Shares)	4,270,000
Options Outstanding, Weighted average remaining contractual life	6 years 350 days
Options Outstanding, Weighted average exercise price	$ 0.18
Options Exercisable, Number exercisable (in Shares)	3,520,000
Options Exercisable, Weighted average remaining contractual life	6 years 259 days
Options Exercisable, Weighted average exercise price	$ 0.18
$0.68 - $0.78 [Member]
Range of exercise price, minimum	$ 0.68
Range of exercise price, maximum	$ 0.78
Options Outstanding, Number oustanding (in Shares)	119,000
Options Outstanding, Weighted average remaining contractual life	2 years 105 days
Options Outstanding, Weighted average exercise price	$ 0.69
Options Exercisable, Number exercisable (in Shares)	119,000
Options Exercisable, Weighted average remaining contractual life	2 years 105 days
Options Exercisable, Weighted average exercise price	$ 0.69
$1.02 - $1.40 [Member]
Range of exercise price, minimum	$ 1.02
Range of exercise price, maximum	$ 1.4
Options Outstanding, Number oustanding (in Shares)	220,000
Options Outstanding, Weighted average remaining contractual life	1 year 58 days
Options Outstanding, Weighted average exercise price	$ 1.08
Options Exercisable, Number exercisable (in Shares)	220,000
Options Exercisable, Weighted average remaining contractual life	1 year 58 days
Options Exercisable, Weighted average exercise price	$ 1.08

Note 29 - Related party transactions (Detail) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended						4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended							4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended													12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 10, 2010 USD ($)	Mar. 16, 2010 USD ($)	Jan. 13, 2010 USD ($)		Dec. 31, 2010 PT Linktone's Total Revenue Generated From the VAS Short Codes Owned By Infokom [Member] USD ($)	Dec. 31, 2012 PT Linktone's Total Revenue Generated From the VAS Short Codes Owned By Infokom [Member] USD ($)	Dec. 31, 2011 PT Linktone's Total Revenue Generated From the VAS Short Codes Owned By Infokom [Member] USD ($)	Dec. 31, 2010 PT Linktone's Total Revenue Generated From the VAS Acces Number Owned By MNC [Member] USD ($)	Dec. 31, 2011 PT Linktone's Total Revenue Generated From the Self-Owned (Formerly MNC) VAS Short Codes [Member] USD ($)	Dec. 31, 2012 Infokom [Member] USD ($)	Dec. 31, 2011 Infokom [Member] USD ($)	Dec. 31, 2010 PT Linktone Purchased Content From MNC And Its Subsidiaries [Member] USD ($)	Dec. 31, 2012 Fees Payable To Infokom [Member] USD ($)	Dec. 31, 2011 Fees Payable To Infokom [Member] USD ($)	Dec. 31, 2012 PT Linktone Revenue Generated From Other Than VAS Including TV Promotions and Trading From MNC [Member] USD ($)	Dec. 31, 2011 PT Linktone Revenue Generated From Other Than VAS Including TV Promotions and Trading From MNC [Member] USD ($)	Dec. 31, 2012 MNC [Member] USD ($)	Dec. 31, 2012 MNC [Member] IDR	Dec. 31, 2011 MNC [Member] USD ($)	Dec. 31, 2010 PT Linktone Payment To MNC TV [Member] USD ($)	Dec. 31, 2012 PT Linktone Payment To MNC TV [Member] USD ($)	Dec. 31, 2011 PT Linktone Payment To MNC TV [Member] USD ($)	Dec. 31, 2010 PT Linktone Payment To Global TV [Member] USD ($)	Dec. 31, 2011 PT Linktone Payment To Global TV [Member] USD ($)	Dec. 31, 2012 Cooperation With PT Rajawali Citra Televisi Indonesia ("RCTI") [Member] USD ($)	Dec. 20, 2010 "Aerospace Satellite" [Member] Secured Note [Member] USD ($)	Dec. 20, 2010 Secured Notes Issued By "Aerospace Satellite" [Member]	Dec. 31, 2011 Secured Notes Issued By "Aerospace Satellite" [Member] USD ($)	Dec. 31, 2010 Secured Notes Issued By "Aerospace Satellite" [Member] USD ($)	Dec. 31, 2010 Interest Income From Notes Issued By "Aerospace Satellite" [Member] USD ($)	Dec. 31, 2012 Common Shares of PT Global Mediacom TBK [Member] USD ($)	Dec. 31, 2011 Common Shares of PT Global Mediacom TBK [Member] USD ($)	Dec. 31, 2011 Common Shares of PT Global Mediacom TBK [Member] IDR	Dec. 31, 2012 PT Bhakti Investama Common Shares [Member]	Dec. 31, 2012 MNC Common Shares [Member]	Dec. 31, 2012 PT Sky Vision Tbk Common Shares [Member]	Dec. 31, 2012 Term Loan Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Term Loan Extended to Innoform [Member] USD ($)	Oct. 31, 2010 Term Loan Extended to Innoform [Member] SGD	Dec. 31, 2012 Credit Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Credit Facility Extended to Innoform [Member] USD ($)	May 31, 2011 Credit Facility Extended to Innoform [Member] USD ($)	May 31, 2011 Credit Facility Extended to Innoform [Member] SGD	Dec. 31, 2012 Innoform International Ltd ("IIL") Revenue Generated From MNC International Ltd ("MIL") [Member] USD ($)	Dec. 31, 2012 Fixed Fees Paid By Innoform International Ltd ("ILL") To MNC International Ltd ("MIL") [Member] USD ($)	May 31, 2012 Okezone.com and Certain Fixed Assets [Member] USD ($)	May 31, 2012 Okezone.com and Certain Fixed Assets [Member] IDR	May 01, 2012 Okezone.com and Certain Fixed Assets [Member] USD ($)	May 01, 2012 Okezone.com and Certain Fixed Assets [Member] IDR	Dec. 31, 2012 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2012 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD	Dec. 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	Dec. 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD	May 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] USD ($)	May 31, 2011 Sub-Limit For Overdraft Facility Extended to Innoform [Member] SGD
Revenue from Related Parties							$ 1,569,369	$ 1,879,218	$ 4,671,003	$ 260,239	$ 2,316,087						$ 11,757	$ 264,053									$ 600,000					$ 318,750														$ 1,243,710
Due from Related Parties	1,756,401	2,375,450										1,609,155	2,333,799						31,861		25,383
Related Party Transaction, Purchases from Related Party														354,620														20,000,000
Related Party Transaction, Expenses from Transactions with Related Party															202,805	326,490						100,000	170,093	700,000	100,000	700,000																					1,133,646
Related Party Transaction, Rate																			8.00%	8.00%									12.75%
Notes Receivable, Fair Value Disclosure																															19,800,000
Gain (Loss) on Sale of Notes Receivable																														1,110,646
Related Party, Shares Purchased (in Shares)																																		357	357	708	53	65
Related Party, Average Price of Shares Purchased (in Rupiahs per share)																																		$ 0.095	826
Related Party, Average Price of Shares Purchased (in Dollars per share)																																		$ 0.095	826
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		4,453,157																																4,453,157
Related Party, Shares Sold																																	357,000,000
Available-for-sale Securities, Gross Realized Gains																																	27,900,000
Trading Securities, Unrealized Holding Gain	6,742,971
Debt Instrument, Face Amount (in Dollars)																																									2,000,000
Line of Credit Facility, Maximum Borrowing Capacity																																												7,700,000	10,000,000											2,300,000	3,000,000
Line of Credit Facility, Amount Outstanding	4,580,403	2,389,790																																								5,100,000	4,300,000									500,000	600,000	1,900,000	2,400,000
Loans Payable to Bank																																							500,000	1,000,000
Due to Related Parties	456,765	16,198																																													448,021
Business Acquisition, Purchase Price Allocation, Assets Acquired (in Rupiahs)			11,842,217	19,550,685	3,280,869																																											200,000	1,700,000,000
Business Acquisition, Purchase Price Allocation, Assets Acquired			11,842,217	19,550,685	3,280,869																																											200,000	1,700,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid					3,295,115	[1]																																												500,000	4,500,000,000
Proceeds from Related Party Debt	$ 518,500																		$ 518,500	5,000,000,000

[1]	The cash consideration was paid in January 2010.

Note 29 - Related party transactions (Detail) - Due from (to) related parties include: (USD $)	Dec. 31, 2012		Dec. 31, 2011
Accounts receivable (i), (ii)	$ 1,641,016	[1],[2]	$ 2,359,182	[1],[2]
Receivable from other related parties	115,385		16,268
Due from related parties	1,756,401		2,375,450
Payable to other related parties	(456,765)		(16,198)
Due to related parties	$ (456,765)		$ (16,198)

[1]	In October 2009, PT Linktone entered into cooperation agreements with Infokom and MNC. Infokom is an Indonesia corporation and a subsidiary of GMC. Pursuant to these agreements, PT Linktone operated its VAS business in Indonesia through the VAS access numbers owned by Infokom and MNC. From September 1, 2010, the PT Linktone acquisition closing date, to December 31, 2010, PT Linktone's total revenue generated from the VAS Short Codes owned by Infokom was $1,569,369. PT Linktone's total revenue generated from the VAS access number owned by MNC was $260,239.In 2011, PT Linktone has successfully changed the ownership of VAS access number owned by MNC to PT Linktone. Total revenue generated from the use of short codes owned by Infokom and self-owned was $4,671,003 and $2,316,087. As of December 31, 2011, amounts due from Infokom was $2,333,799. In 2012, total revenue generated from the use of short codes owned by Infokom was $1,879,218. As of December 31, 2012, amounts due from Infokom was $1,609,155 . PT Linktone also purchases VAS contents from MNC and its subsidiaries for its operation. From September 1, 2010, the acquisition date, to December 31, 2010, PT Linktone purchased contents of $354,620 from MNC and its subsidiaries. In 2011 and 2012, PT Linktone recorded total fees payable to Infokom of $326,490 and $202,805, respectively.
[2]	In 2010, 2011 and 2012, PT Linktone has generated revenue other than VAS including TV promotions and trading from MNC amounting to nil, $264,053 and $11,757 respectively. As of December 31, 2011 and 2012, amounts due from MNC was $25,383and 31,861 respectively.

Note 30 - Commitments and contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense	$ 752,784	$ 677,569	$ 760,982
Licensing Contract [Member] | Standby Letters of Credit [Member]
Letters of Credit Outstanding, Amount	$ 2,590,000
Licensing Contract [Member]
Term of Contract	2 years

Note 30 - Commitments and contingencies (Detail) - Net aggregate minimum future lease payments under non-cancelable operating leases: (USD $)	Dec. 31, 2012
2013	$ 765,146
2014	368,703
2015	25,029
Total	$ 1,158,878

Note 32 - Additional information - Condensed financial statements of the Company (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries (in Dollars)	$ 44.5	$ 40.2
Restricted Net Assets, Percentage of Consolidated Net Assets	29.00%	26.00%
Percentage of Subsidiaries' and VIEs' Profit Or Loss Included as "Equity In Profit (Loss) of Subsidiaries and VIEs, Net"	100.00%

Note 32 - Additional information - Condensed financial statements of the Company (Detail) - Condensed balance sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 35,041,672	$ 40,921,818	$ 58,875,399	$ 79,477,153
Short-term investments	90,318,579	56,584,958
Deposits and other current assets	6,065,370	5,702,726
Total current assets	150,957,005	126,782,509
Other long-term assets	3,280,479	1,024,442
Total assets	204,414,572	190,196,230
Liabilities and shareholders’ equity
Accrued liabilities and other payables	16,405,947	14,980,545
Total current liabilities	25,803,691	24,379,295
Total liabilities	29,244,020	27,720,209
Shareholders’ equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 421,435,030 shares issued and 410,422,650 outstanding as of December 31, 2011 and 421,435,030 shares issued and 408,018,820 outstanding as of December 31, 2012)	42,144	42,144
Treasury stock	(1,905,608)	(1,425,204)
Unrealized gain on investment in marketable securities		4,453,157
Cumulative translation adjustments	11,407,104	10,973,973
Accumulated losses	5,407,903	(14,425,929)
Total shareholders’ equity	155,353,297	139,830,181
Total liabilities and shareholders’ equity	204,414,572	190,196,230
Parent Company [Member]
Assets
Cash and cash equivalents	3,827,621	5,506,797	16,729,503	29,530,267
Short-term investments	68,580,354	38,434,951
Deposits and other current assets	178,401	477,863
Total current assets	72,586,376	44,419,611
Investments in subsidiaries and VIEs	61,898,056	74,547,895
Due from subsidiaries and VIEs	23,197,177	21,874,218
Other long-term assets	32,967	140,103
Total assets	157,714,576	140,981,827
Liabilities and shareholders’ equity
Accrued liabilities and other payables	785,449	851,646
Total current liabilities	785,449	851,646
Due to subsidiaries and VIEs	1,575,830	300,000
Total liabilities	2,361,279	1,151,646
Shareholders’ equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 421,435,030 shares issued and 410,422,650 outstanding as of December 31, 2011 and 421,435,030 shares issued and 408,018,820 outstanding as of December 31, 2012)	42,144	42,144
Additional paid-in capital	137,902,242	137,745,875
Treasury stock	(1,905,608)	(1,425,204)
Unrealized gain on investment in marketable securities		4,453,157
Cumulative translation adjustments	11,407,104	10,973,973
Accumulated losses	7,907,415	(11,959,764)
Total shareholders’ equity	155,353,297	139,830,181
Total liabilities and shareholders’ equity	$ 157,714,576	$ 140,981,827

Note 32 - Additional information - Condensed financial statements of the Company (Detail) - Condensed balance sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares authorized		500,000,000
Ordinary shares, shares issued		421,435,030
Ordinary shares, shares outstanding		408,018,820
Parent Company [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	421,435,030	421,435,030
Ordinary shares, shares outstanding	408,018,820	410,422,650

Note 32 - Additional information - Condensed financial statements of the Company (Detail) - Condensed statements of operations and comprehensive income/ (loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 45,342,619	$ 59,085,425	$ 69,620,904
Cost of revenue	29,101,245	36,202,433	47,137,394
Gross profit	16,241,374	22,882,992	22,483,510
Total operating expenses	(34,654,716)	(22,705,668)	(24,617,125)
(Provision for impairment)/ Gain on recovery of bad debts		110,425
Loss from operations	16,631,670	5,454,497	(2,133,615)
Other income and interest income, net	542,845	(111,480)	749,890
Income (loss) before tax	17,274,343	7,587,628	846,862
Net income (loss)	18,534,951	6,287,647	(277,143)
Foreign currency translation adjustment	533,743	1,665,586	2,298,216
Unrealized gain on investments in marketable securities		4,453,157
Comprehensive income	14,615,537	10,029,667	3,960,546
Parent Company [Member]
Net revenues
Cost of revenue
Gross profit
Total operating expenses	(2,114,554)	(1,325,077)	(2,070,580)
(Provision for impairment)/ Gain on recovery of bad debts		110,425	(1,139,810)
Other operating income	34,985,839	5,277,173
Loss from operations	32,871,285	4,062,521	(3,210,390)
Equity in profit (loss) of subsidiaries and VIEs, net	(12,668,663)	182,134	2,315,416
Interest income	5,002	1,088,391
Other income and interest income, net	(41,820)	(69,604)	316,249
Income (loss) before tax	20,165,804	5,263,442	(578,725)
Net income (loss)	20,165,804	5,263,442	(578,725)
Foreign currency translation adjustment	433,131	1,739,259	2,089,651
Unrealized gain on investments in marketable securities	(4,453,157)	2,076,434	1,939,473
Comprehensive income	$ 16,145,778	$ 9,079,135	$ 3,450,399

Note 32 - Additional information - Condensed financial statements of the Company (Detail) - Condensed statements of cash flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash (used in) provided by operating activities	$ (5,297,395)	$ (11,864,607)	$ (11,296,430)
Net cash (used in) provided investing activities	611,876	(7,082,935)	(12,775,028)
Net cash (used in) provided by financing activities	60,687	(142,161)	2,811,052
Net decrease in cash and cash equivalents	(5,880,146)	(17,953,581)	(20,601,754)
Cash and cash equivalents, beginning of year	40,921,818	58,875,399	79,477,153
Cash and cash equivalents, end of year	35,041,672	40,921,818	58,875,399
Parent Company [Member]
Net cash (used in) provided by operating activities	(9,686,327)	59,372	(1,984,322)
Net cash (used in) provided investing activities	12,649,839	(9,886,907)	(41,980,867)
Net cash (used in) provided by financing activities	(4,642,688)	(1,395,171)	31,164,425
Net decrease in cash and cash equivalents	(1,679,176)	(11,222,706)	(12,800,764)
Cash and cash equivalents, beginning of year	5,506,797	16,729,503	29,530,267
Cash and cash equivalents, end of year	$ 3,827,621	$ 5,506,797	$ 16,729,503